Global Atlantic BlackRock Allocation Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 99.9%
	DEBT FUNDS - 37.8%
48,470	iShares iBoxx $ Investment Grade Corporate Bond ETF	$5,770,838
104,326	iShares Intermediate-Term Corporate Bond ETF	5,752,536
37,538	iShares JP Morgan USD Emerging Markets Bond ETF	4,131,432
185,994	iShares Short Maturity Bond ETF	9,344,339
242,100	iShares U.S. Treasury Bond ETF	6,110,604
		31,109,749
	EQUITY FUNDS - 62.1%
119,927	iShares Core MSCI EAFE ETF	7,287,964
51,387	iShares Core MSCI Emerging Markets ETF	2,657,222
70,519	iShares Core S&P 500 ETF	20,066,887
19,192	iShares Core S&P Small-Cap ETF	1,480,663
127,270	iShares Core S&P Total U.S. Stock Market ETF	8,196,188
60,615	iShares Edge MSCI Min Vol USA ETF	3,564,162
24,464	iShares Edge MSCI USA Momentum Factor ETF	2,744,372
30,530	iShares Global Tech ETF	5,222,767
		51,220,225

	TOTAL EXCHANGE TRADED FUNDS (Cost $79,845,353)	82,329,974

	SHORT-TERM INVESTMENT - 0.1%
	MONEY MARKET FUND - 0.1%
121,644	Fidelity investments Money Market Funds - Government Portfolio, Institutional Class to yield 2.30% (a) (Cost - $121,644)	121,644

	TOTAL INVESTMENTS - 100.0% (Cost - $79,966,997)	$82,451,618
	OTHER ASSETS LESS LIABILITIES - NET - 0.0%	(23,798)
	TOTAL NET ASSETS - 100.0%	$82,427,820

(a)	Money market rate shown represents the rate at March 31, 2019.

ETF - Exchange Traded Fund

Global Atlantic BlackRock Disciplined Core Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.4%
	ADVERTISING - 0.4%
116,721	Interpublic Group of Cos, Inc.	$2,452,308

	AEROSPACE/DEFENSE - 2.1%
13,111	Boeing Co.	5,000,798
12,179	General Dynamics Corp.	2,061,661
1,550	Northrop Grumman Corp.	417,880
24,358	Raytheon Co.	4,435,105
		11,915,444
	AGRICULTURE - 0.9%
18,495	Altria Group, Inc.	1,062,168
54,923	Archer-Daniels-Midland Co.	2,368,829
21,176	Philip Morris International, Inc.	1,871,747
		5,302,744
	AIRLINES - 0.3%
27,959	Southwest Airlines Co.	1,451,352

	APPAREL - 0.9%
47,445	NIKE, Inc.	3,995,343
13,878	VF Corp.	1,206,137
		5,201,480
	AUTO MANUFACTURERS - 0.9%
14,536	Honda Motor Co. Ltd. - ADR	394,943
61,412	PACCAR, Inc.	4,184,614
6,337	Toyota Motor Corp. - ADR	747,893
		5,327,450
	BANKS - 6.5%
260,522	Bank of America Corp.	7,187,802
115,916	BB&T Corp.	5,393,571
90,738	Citizens Financial Group, Inc	2,948,985
2,075	East West Bancorp, Inc.	99,538
19,962	Fifth Third Bancorp	503,442
2,031	First Republic Bank	204,034
2,547	IBERIABANK Corp.	182,645
107,226	JPMorgan Chase & Co.	10,854,488
94,138	Morgan Stanley	3,972,624
44,102	Regions Financial Corp.	624,043
4,761	SunTrust Banks, Inc.	282,089
20,020	US Bancorp	964,764
81,843	Wells Fargo & Co.	3,954,654
		37,172,679
	BEVERAGES - 2.0%
3,252	Coca-Cola Co./The	152,389
23,364	Diageo PLC - ADR	3,822,584
4,444	Molson Coors Brewing Co.	265,085
18,527	Monster Beverage Corp. *	1,011,204
52,185	PepsiCo, Inc.	6,395,272
		11,646,534

	BIOTECHNOLOGY - 2.8%
27,650	Amgen, Inc.	5,252,947
6,038	Biogen, Inc. *	1,427,262
16,724	Celgene Corp. *	1,577,742
81,424	Gilead Sciences, Inc.	5,293,374
3,279	Incyte Corp. *	282,027
1,988	Regeneron Pharmaceuticals, Inc. *	816,313
6,087	Vertex Pharmaceuticals, Inc. *	1,119,704
		15,769,369
	BUILDING MATERIALS - 0.1%
7,163	Vulcan Materials Co.	848,099

	CHEMICALS - 1.2%
24,393	Air Products & Chemicals, Inc.	4,658,087
11,835	Eastman Chemical Co.	898,040
3,639	Linde PLC	640,209
16,610	Nutrien Ltd. *	876,344
		7,072,680
	COMMERCIAL SERVICES - 2.5%
28,109	Automatic Data Processing, Inc.	4,490,132
8,548	Booz Allen Hamilton Holding Corp.	496,981
7,155	Ecolab, Inc.	1,263,144
18,356	H&R Block, Inc.	439,443
19,141	IHS Markit Ltd. *	1,040,888
19,540	Insperity, Inc.	2,416,316
21,854	PayPal Holdings, Inc. *	2,269,319
15,467	Robert Half International, Inc.	1,007,830
3,939	Square, Inc. *	295,110
651	Total System Services, Inc.	61,852
2,660	United Rentals, Inc. *	303,905
		14,084,920
	COMPUTERS - 4.8%
1,015	Accenture PLC	178,660
6,464	Amdocs Ltd.	349,767
106,920	Apple, Inc.	20,309,454
45,490	Dell Technologies, Inc. *	2,669,808
1	EPAM Systems, Inc. *	169
96,846	HP, Inc.	1,881,718
7,334	International Business Machines Corp.	1,034,827
35,786	Pure Storage, Inc. *	779,777
		27,204,180
	COSMETICS/PERSONAL CARE - 0.9%
7,800	Estee Lauder Cos, Inc.	1,291,290
35,092	Procter & Gamble Co.	3,651,323
		4,942,613
	DISTRIBUTION/WHOLESALE - 0.2%
19,373	WESCO International, Inc. *	1,026,963
753	WW Grainger, Inc.	226,600
		1,253,563
	DIVERSIFIED FINANCIAL SERVICES - 4.8%
37,943	American Express Co.	4,147,170
12,312	Capital One Financial Corp.	1,005,767
105,768	Charles Schwab Corp.	4,522,640

26,330	Discover Financial Services	1,873,643
1,764	Evercore, Inc.	160,524
5,396	Intercontinental Exchange, Inc.	410,851
38,941	Mastercard, Inc.	9,168,658
16,072	Moelis & Co.	668,756
12,228	TD Ameritrade Holding Corp.	611,278
30,347	Visa, Inc.	4,739,898
		27,309,185
	ELECTRIC - 2.3%
12,250	Avista Corp.	497,595
28,901	CenterPoint Energy, Inc.	887,261
34,020	CMS Energy Corp.	1,889,471
9,121	Consolidated Edison, Inc.	773,552
2,075	DTE Energy Co.	258,836
25,708	Evergy, Inc.	1,492,349
9,222	IDACORP, Inc.	917,958
3,239	OGE Energy Corp.	139,666
22,550	Pinnacle West Capital Corp.	2,155,329
6,342	TechnipFMC PLC *	149,164
69,240	Xcel Energy, Inc.	3,891,980
		13,053,161
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
6,720	AMETEK, Inc.	557,558
2,736	Generac Holdings, Inc. *	140,165
		697,723
	ELECTRONICS - 1.2%
7,527	Agilent Technologies, Inc.	605,020
19,108	Allegion PLC	1,733,287
2,875	Garmin Ltd.	248,256
17,748	Honeywell International, Inc.	2,820,512
1,091	Keysight Technologies, Inc. *	95,135
82	Mettler-Toledo International, Inc. *	59,286
34,316	National Instruments Corp.	1,522,258
		7,083,754
	ENGINEERING & CONSTRUCTION - 0.1%
10,811	Fluor Corp.	397,845

	ENVIRONMENTAL CONTROL - 0.6%
10,314	Republic Services, Inc.	829,039
26,587	Waste Management, Inc.	2,762,655
		3,591,694
	FOOD - 1.2%
36,095	Hershey Co.	4,144,789
1,247	JM Smucker Co.	145,275
11,416	Lamb Weston Holdings, Inc.	855,515
4,086	McCormick & Co., Inc./MD	615,474
38,247	Nomad Foods Ltd. *	782,151
3,959	Performance Food Group Co. *	156,935
2,276	Tyson Foods, Inc.	158,023
		6,858,162
	FOOD SERVICE - 0.2%
29,350	Aramark	867,292

	GAS - 0.4%
20,683	Atmos Energy Corp.	2,128,901

	HAND/MACHINE TOOLS - 0.5%
18,536	Snap-on, Inc.	2,901,255

	HEALTHCARE PRODUCTS - 2.3%
10,844	Danaher Corp.	1,431,625
4,023	Genomic Health, Inc. *	281,811
2,039	IDEXX Laboratories, Inc. *	455,920
3,091	Masimo Corp. *	427,423
58,512	Medtronic PLC	5,329,273
22,451	Stryker Corp.	4,434,522
2,039	Thermo Fisher Scientific, Inc.	558,115
		12,918,689
	HEALTHCARE - SERVICES - 2.1%
3,695	Anthem, Inc.	1,060,391
6,315	Humana, Inc.	1,679,790
36,504	UnitedHealth Group, Inc.	9,025,979
379	WellCare Health Plans, Inc. *	102,235
		11,868,395
	HOME FURNISHINGS - 0.0% **
2,083	Whirlpool Corp.	276,810

	HOUSEHOLD PRODUCTS/WARES - 0.2%
19,541	Church & Dwight Co., Inc.	1,391,905

	INSURANCE - 4.4%
16,688	Aflac, Inc.	834,400
29,401	Allstate Corp.	2,768,986
17,173	Arthur J Gallagher & Co.	1,341,211
39,092	Athene Holding Ltd. *	1,594,954
48,592	Berkshire Hathaway, Inc. *	9,761,647
43,514	Hartford Financial Services Group, Inc.	2,163,516
22,786	Lincoln National Corp.	1,337,538
27,955	Travelers Cos., Inc.	3,834,308
45,453	Unum Group	1,537,675
		25,174,235
	INTERNET - 9.8%
4,503	Alphabet, Inc. - Class A *	5,299,536
7,285	Alphabet, Inc. - Class C *	8,547,563
11,739	Amazon.com, Inc. *	20,904,224
7,847	Baidu, Inc. - ADR *	1,293,578
21,170	CDW Corp.	2,040,153
13,230	Ctrip.com International Ltd. - ADR *	578,019
55,824	Facebook, Inc. *	9,305,303
8,610	GoDaddy, Inc. *	647,386
7,835	JD.com, Inc. - ADR *	236,225
23,799	Lyft, Inc. *	1,862,510
5,779	Netflix, Inc. *	2,060,560
817	Palo Alto Networks, Inc. *	198,433
28,824	Twitter, Inc. *	947,733
10,986	VeriSign, Inc. *	1,994,618
6,790	Yelp, Inc. *	234,255
		56,150,096

	IRON/STEEL - 0.1%
3,112	Nucor Corp.	181,585
8,885	Steel Dynamics, Inc.	313,374
		494,959
	LEISURE - 0.6%
41,374	Carnival Corp.	2,098,489
14,815	Norwegian Cruise Line Holdings Ltd. *	814,232
4,956	Royal Caribbean Cruises Ltd.	568,057
		3,480,778
	LODGING - 0.2%
31,337	Extended Stay America, Inc.	562,499
13,859	Las Vegas Sands Corp.	844,845
		1,407,344
	MACHINERY - CONSTRUCTION & MINING - 0.2%
8,265	Caterpillar, Inc.	1,119,825

	MACHINERY - DIVERSIFIED - 1.0%
28,525	Rockwell Automation, Inc.	5,004,997
1,220	Roper Technologies, Inc.	417,203
		5,422,200
	MEDIA - 2.1%
21,909	AMC Networks, Inc. *	1,243,555
33,782	CBS Corp.	1,605,658
59,958	Comcast Corp.	2,397,121
1,148	Discovery Communications, Inc. *	29,182
3,291	FactSet Research Systems, Inc.	817,057
3,903	Fox Corp. *	140,039
7,831	Liberty Media Corp-Liberty SiriusXM - Class A *	298,988
16,501	Sinclair Broadcast Group, Inc.	634,958
82,641	Sirius XM Holdings, Inc.	468,574
41,725	Viacom, Inc.	1,171,221
29,987	Walt Disney Co.	3,329,502
		12,135,855
	MINING - 0.1%
9,202	Franco-Nevada Corp.	690,610

	MISCELLANEOUS MANUFACTURING - 2.0%
18,887	3M Co.	3,924,341
44,974	Crane Co.	3,805,700
3,290	Illinois Tool Works, Inc.	472,214
26,969	Ingersoll-Rand PLC	2,911,304
		11,113,559
	OIL & GAS - 4.2%
33,232	Anadarko Petroleum Corp.	1,511,391
26,596	Cabot Oil & Gas Corp.	694,156
6,370	Canadian Natural Resources Ltd.	175,175
50,907	Chevron Corp.	6,270,724
6,045	CNOOC Ltd. - ADR	1,122,919
57,122	ConocoPhillips	3,812,322
45,886	Encana Corp.	332,215
103,719	Equinor ASA - ADR	2,278,706
45,733	Exxon Mobil Corp.	3,695,226
3,615	Murphy USA, Inc. *	309,516
38,888	Nabors Industries Ltd.	133,775
14,115	Occidental Petroleum Corp.	934,413
16,053	Phillips 66	1,527,764
20,675	Royal Dutch Shell PLC - ADR	1,294,048
		24,092,350

	OIL & GAS SERVICES - 0.5%
101,359	Halliburton Co.	2,969,819

	PACKAGING & CONTAINERS - 0.6%
3,777	Packaging Corp. of America	375,358
79,267	WestRock Co.	3,039,889
		3,415,247
	PHARMACEUTICALS - 7.1%
47,127	AbbVie, Inc.	3,797,965
17,568	AmerisourceBergen Corp.	1,397,007
47,832	Bristol-Myers Squibb Co.	2,282,065
22,188	Cardinal Health, Inc.	1,068,352
9,735	CVS Health Corp.	525,009
4,993	Herbalife Nutrition Ltd. *	264,579
96,679	Johnson & Johnson	13,514,757
13,978	McKesson Corp.	1,636,265
114,785	Merck & Co., Inc.	9,546,668
86,596	Pfizer, Inc.	3,677,732
9,007	Roche Holding AG - ADR	309,751
23,762	Zoetis, Inc.	2,392,121
		40,412,271
	PIPELINES - 0.2%
51,080	Kinder Morgan, Inc.	1,022,111

	REAL ESTATE - 0.1%
6,212	CBRE Group, Inc. *	307,183

	REAL ESTATE INVESTMENT TRUSTS - 3.5%
1,957	Boston Properties, Inc.	262,003
9,106	Brandywine Realty Trust	144,421
22,428	Equity LifeStyle Properties, Inc.	2,563,520
36,671	First Industrial Realty Trust, Inc.	1,296,687
49,486	Host Hotels & Resorts, Inc.	935,285
18,654	MGM Growth Properties LLC	601,591
26,783	Outfront Media, Inc.	626,722
47,675	Park Hotels & Resorts, Inc.	1,481,739
68,579	Prologis, Inc.	4,934,259
18,996	Realty Income Corp.	1,397,346
65,022	RLJ Lodging Trust	1,142,437
24,261	Simon Property Group, Inc.	4,420,597
3,657	Sunstone Hotel Investors, Inc.	52,661
		19,859,268
	RETAIL - 4.5%
10,493	Best Buy Co., Inc.	745,633
409	Chipotle Mexican Grill, Inc. *	290,517
16,253	Costco Wholesale Corp.	3,935,501
15,339	Darden Restaurants, Inc.	1,863,228
13,397	Dick’s Sporting Goods, Inc.	493,144
2,261	Domino’s Pizza, Inc.	583,564
32,010	Home Depot, Inc.	6,142,399

19,095	Kohl’s Corp.	1,313,163
5,593	Lululemon Athletica, Inc. *	916,525
24,427	Macy’s, Inc.	586,981
11,619	McDonald’s Corp.	2,206,448
19,266	Nu Skin Enterprises, Inc.	922,071
2,184	Penske Automotive Group, Inc.	97,516
58,970	Target Corp.	4,732,932
4,612	TJX Cos, Inc.	245,405
1,181	Wal-Mart Stores, Inc.	115,183
2,948	Yum! Brands, Inc.	294,240
		25,484,450
	SEMICONDUCTORS - 2.8%
10,289	Applied Materials, Inc.	408,062
9,709	Broadcom Ltd.	2,919,593
7,774	Cirrus Logic, Inc. *	327,052
107,466	Intel Corp.	5,770,924
6,355	NVIDIA Corp.	1,141,104
22,238	QUALCOMM, Inc.	1,268,233
4,177	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	171,090
19,801	Texas Instruments, Inc.	2,100,292
13,526	Xilinx, Inc.	1,714,962
		15,821,312
	SOFTWARE - 7.9%
4,513	ACI Worldwide, Inc. *	148,342
4,347	Activision Blizzard, Inc.	197,919
13,214	Adobe Systems, Inc. *	3,521,399
2,097	Autodesk, Inc. *	326,755
4,771	Broadridge Financial Solutions, Inc.	494,705
31,537	Cerner Corp. *	1,804,232
35,748	Dropbox, Inc. *	779,306
17,522	Fidelity National Information Services, Inc.	1,981,738
11,452	Intuit, Inc.	2,993,667
129,527	Microsoft Corp.	15,276,414
1,689	NetEase, Inc. - ADR	407,809
747	New Relic, Inc. *	73,729
75,689	Oracle Corp.	4,065,256
34,236	Paychex, Inc.	2,745,727
2,570	Red Hat, Inc. *	469,539
41,188	salesforce.com, Inc. *	6,522,944
9,832	Sea Ltd. - ADR *	231,249
1,566	ServiceNow, Inc. *	386,003
2,538	Splunk, Inc. *	316,235
8,756	Tableau Software, Inc. *	1,114,464
10,778	Veeva Systems, Inc. *	1,367,297
		45,224,729
	TELECOMMUNICATIONS - 3.2%
32,440	AT&T, Inc.	1,017,318
42,536	BCE, Inc.	1,888,173
16,239	China Mobile Ltd. - ADR	828,027
13,980	Ciena Corp. *	522,013
110,570	Cisco Systems, Inc.	5,969,674
19,652	Corning, Inc.	650,481
9,998	Juniper Networks, Inc.	264,647
4,006	LogMeIn, Inc.	320,881

6,270	Motorola Solutions, Inc.	880,433
12,266	Telefonaktiebolaget LM Ericsson - ADR	112,602
3	Telephone & Data Systems, Inc.	92
94,128	Verizon Communications Inc	5,565,789
		18,020,130
	TRANSPORTATION - 0.5%
23,560	Landstar System, Inc.	2,577,228

	WATER - 0.3%
18,159	American Water Works Co., Inc.	1,893,257

	TOTAL COMMON STOCKS (Cost - $519,325,535)	561,279,002

	SHORT-TERM INVESTMENT - 1.4%
	MONEY MARKET FUND - 1.4%
7,783,586	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.92% (a)(Cost - $7,783,586)	7,783,586

	TOTAL INVESTMENTS - 99.8% (Cost - $527,109,121)	$569,062,588
	OTHER ASSETS LESS LIABILITIES - NET - 0.2%	1,290,527
	TOTAL NET ASSETS - 100.0%	$570,353,115

*	Non-income producing security.

**	Amount is less than 0.05%

ADR - American Depository Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Money market rate shown represents the rate at March 31, 2019.

Futures Contracts
					Unrealized
Description	Counterparty	Contracts	Expiration Date	Notional Value	Appreciation
LONG
S&P 500 E-mini Future	Goldman Sachs	65	Jun-19	9,222,850	$201,305

Global Atlantic BlackRock Disciplined Growth Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.5%
	ADVERTISING - 0.4%
3,613	Interpublic Group of Cos, Inc.	$75,909

	AEROSPACE/DEFENSE - 3.0%
744	Boeing Co.	283,776
252	General Dynamics Corp.	42,659
65	HEICO Corp.	6,167
163	HEICO Corp. - Class A	13,702
34	Northrop Grumman Corp.	9,166
927	Raytheon Co.	168,788
		524,258
	AGRICULTURE - 0.5%
1,500	Altria Group, Inc.	86,145

	AIRLINES - 0.2%
699	Southwest Airlines Co.	36,285

	APPAREL - 1.4%
2,232	NIKE, Inc.	187,957
671	VF Corp.	58,317
		246,274
	AUTO MANUFACTURERS - 0.6%
1,558	PACCAR, Inc.	106,162

	BANKS - 0.5%
1,506	BB&T Corp.	70,074
633	Citizens Financial Group, Inc.	20,573
		90,647
	BEVERAGES - 2.3%
33	Brown-Forman Corp. - Class A	1,689
168	Brown-Forman Corp. - Class B	8,867
1,103	Coca-Cola Co. (The)	51,687
74	Constellation Brands, Inc.	12,974
236	Keurig Dr. Pepper, Inc.	6,601
985	Monster Beverage Corp. *	53,761
2,174	PepsiCo, Inc.	266,424
		402,003
	BIOTECHNOLOGY - 3.9%
1,049	Amgen, Inc.	199,289
296	Biogen, Inc. *	69,968
921	Celgene Corp. *	86,887
2,582	Gilead Sciences, Inc.	167,856
372	Incyte Corp. *	31,996
47	Ionis Pharmaceuticals, Inc. *	3,815
159	Regeneron Pharmaceuticals, Inc. *	65,289
385	Vertex Pharmaceuticals, Inc. *	70,821
		695,921

	BUILDING MATERIALS - 0.4%
84	Lennox International, Inc.	22,210
394	Vulcan Materials Co.	46,650
		68,860
	CHEMICALS - 0.3%
270	Air Products & Chemicals, Inc.	51,559

	COMMERCIAL SERVICES - 5.0%
1,171	Automatic Data Processing, Inc.	187,056
1,027	Booz Allen Hamilton Holding Corp.	59,710
149	Chegg, Inc. *	5,680
334	Ecolab, Inc.	58,964
662	H&R Block, Inc.	15,848
637	IHS Markit Ltd. *	34,640
839	Insperity, Inc.	103,751
251	Paylocity Holding Corp. *	22,387
1,590	PayPal Holdings, Inc. *	165,106
800	Robert Half International, Inc.	52,128
754	Rollins, Inc.	31,381
111	S&P Global, Inc.	23,371
600	Square, Inc. *	44,952
541	Total System Services, Inc.	51,400
139	TransUnion	9,291
137	TriNet Group, Inc. *	8,184
79	United Rentals, Inc. *	9,026
		882,875
	COMPUTERS - 8.2%
428	Accenture PLC	75,337
396	Amdocs Ltd.	21,428
6,124	Apple, Inc.	1,163,254
1,756	Dell Technologies, Inc. *	103,060
146	Fortinet, Inc. *	12,260
683	HP, Inc.	13,271
161	International Business Machines Corp.	22,717
1,956	Pure Storage, Inc. *	42,621
		1,453,948
	COSMETICS/PERSONAL CARE - 0.3%
280	Estee Lauder Cos, Inc.	46,354

	DISTRIBUTION/WHOLESALE - 0.4%
41	Copart, Inc. *	2,484
50	Watsco, Inc.	7,161
589	WESCO International, Inc. *	31,223
70	WW Grainger, Inc.	21,065
		61,933
	DIVERSIFIED FINANCIAL SERVICES - 6.7%
1,089	American Express Co.	119,028
4,344	Charles Schwab Corp.	185,749
619	Discover Financial Services	44,048
302	Evercore, Inc.	27,482
1,772	Mastercard, Inc.	417,217
833	Moelis & Co.	34,661
1,223	TD Ameritrade Holding Corp.	61,138
1,877	Visa, Inc.	293,169
		1,182,492

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
38	AMETEK, Inc.	3,153
460	Generac Holdings, Inc. *	23,566
		26,719
	ELECTRONICS - 1.3%
809	Agilent Technologies, Inc.	73,384
408	Honeywell International, Inc.	64,839
23	Keysight Technologies, Inc. *	2,006
28	Mettler-Toledo International, Inc. *	20,244
1,410	National Instruments Corp.	62,548
		223,021
	ENVIRONMENTAL CONTROL - 0.6%
117	Republic Services, Inc.	9,404
901	Waste Management, Inc.	93,623
		103,027
	FOOD - 0.7%
810	Hershey Co. (The)	93,012
189	Lamb Weston Holdings, Inc.	14,164
294	Performance Food Group Co. *	11,654
		118,830
	FOOD SERVICE - 0.1%
654	Aramark	19,326

	HAND/MACHINE TOOLS - 0.4%
477	Snap-on, Inc.	74,660

	HEALTHCARE PRODUCTS - 1.9%
47	ABIOMED, Inc. *	13,423
467	Genomic Health, Inc. *	32,713
136	Globus Medical, Inc. *	6,720
177	IDEXX Laboratories, Inc. *	39,577
125	Masimo Corp. *	17,285
346	Medtronic PLC	31,514
28	Steris PLC	3,585
980	Stryker Corp.	193,570
		338,387
	HEALTHCARE - SERVICES - 2.8%
21	Chemed Corp.	6,721
273	Humana, Inc.	72,618
1,636	UnitedHealth Group, Inc.	404,517
54	WellCare Health Plans, Inc. *	14,566
		498,422
	HOUSEHOLD PRODUCTS/WARES - 0.1%
203	Church & Dwight Co., Inc.	14,460

	INSURANCE - 1.4%
104	Aon PLC	17,753
465	Arthur J. Gallagher & Co.	36,317
643	Athene Holding Ltd. *	26,234
223	Berkshire Hathaway, Inc. *	44,798
355	Hartford Financial Services Group, Inc. (The)	17,651
633	Travelers Cos., Inc. (The)	86,822
646	Unum Group	21,854
		251,429

	INTERNET - 17.5%
307	Alphabet, Inc. - Class A *	361,305
396	Alphabet, Inc. - Class C *	464,631
604	Amazon.com, Inc. *	1,075,573
26	Booking Holdings, Inc. *	45,368
1,008	CDW Corp.	97,141
3,084	Facebook, Inc. *	514,072
709	GoDaddy, Inc. *	53,310
12	IAC/InterActiveCorp. *	2,521
733	Lyft, Inc. *	57,365
65	Match Group, Inc.	3,680
396	Netflix, Inc. *	141,198
204	Palo Alto Networks, Inc. *	49,548
356	RingCentral, Inc. *	38,377
1,411	Twitter, Inc. *	46,394
694	VeriSign, Inc. *	126,003
379	Yelp, Inc. *	13,076
81	Zendesk, Inc. *	6,885
		3,096,447
	IRON/STEEL - 0.1%
367	Steel Dynamics, Inc.	12,944

	LEISURE TIME - 0.5%
787	Carnival Corp.	39,917
522	Norwegian Cruise Line-Holdings Ltd. *	28,689
109	Royal Caribbean Cruises Ltd.	12,494
		81,100
	LODGING - 0.7%
148	Boyd Gaming Corp.	4,049
501	Extended Stay America, Inc.	8,993
348	Hilton Worldwide Holdings, Inc.	28,922
1,291	Las Vegas Sands Corp.	78,699
98	Wyndham Destinations, Inc.	3,968
		124,631
	MACHINERY - CONSTRUCTION & MINING - 0.3%
350	Caterpillar, Inc.	47,421

	MACHINERY - DIVERSIFIED - 0.9%
16	Cummins, Inc.	2,526
920	Rockwell Automation, Inc.	161,423
		163,949
	MEDIA - 1.9%
1,022	AMC Networks, Inc. *	58,009
912	CBS Corp.	43,347
299	FactSet Research Systems, Inc.	74,233
277	Sinclair Broadcast Group, Inc.	10,659
8,635	Sirius XM Holdings, Inc.	48,960
319	Viacom, Inc.	8,954
777	Walt Disney Co. (The)	86,270
		330,432

	MISCELLANEOUS MANUFACTURING - 2.2%
640	3M Co.	132,979
1,692	Crane Co.	143,177
314	Illinois Tool Works, Inc.	45,068
669	Ingersoll-Rand PLC	72,219
		393,443
	OIL & GAS - 0.3%
609	Cabot Oil & Gas Corp.	15,895
135	ConocoPhillips	9,010
429	Murphy USA, Inc. *	36,731
		61,636
	OIL & GAS SERVICES - 0.3%
1,885	Halliburton Co.	55,230

	PACKAGING & CONTAINERS - 0.3%
1,397	WestRock Co.	53,575

	PHARMACEUTICALS - 3.9%
2,272	AbbVie, Inc.	183,100
367	AmerisourceBergen Corp.	29,184
979	Bristol-Myers Squibb Co.	46,708
143	DexCom, Inc. *	17,031
174	Herbalife Nutrition Ltd. *	9,220
1,240	Johnson & Johnson	173,340
122	McKesson Corp.	14,281
1,415	Merck & Co., Inc.	117,686
139	Neurocrine Biosciences, Inc. *	12,246
914	Zoetis, Inc.	92,012
		694,808
	REAL ESTATE - 0.1%
281	CBRE Group, Inc. *	13,895

	REAL ESTATE INVESTMENT TRUSTS - 2.8%
1,261	Equity LifeStyle Properties, Inc.	144,132
2,550	First Industrial Realty Trust, Inc.	90,168
844	Outfront Media, Inc.	19,750
1,157	Park Hotels & Resorts, Inc.	35,960
851	Prologis, Inc.	61,229
120	RLJ Lodging Trust	2,108
33	Ryman Hospitality Properties, Inc.	2,714
802	Simon Property Group, Inc.	146,132
		502,193
	RETAIL - 5.4%
311	Best Buy Co., Inc.	22,100
36	Chipotle Mexican Grill, Inc. *	25,571
471	Costco Wholesale Corp.	114,048
559	Darden Restaurants, Inc.	67,902
240	Dick’s Sporting Goods, Inc.	8,834
145	Domino’s Pizza, Inc.	37,424
1,656	Home Depot, Inc. (The)	317,770
466	Kohl’s Corp.	32,047
458	Lululemon Athletica, Inc. *	75,052

191	Macy’s, Inc.	4,590
605	Nu Skin Enterprises, Inc.	28,955
142	Penske Automotive Group, Inc.	6,340
267	Starbucks Corp.	19,849
1,192	Target Corp.	95,670
935	TJX Cos, Inc. (The)	49,751
67	Ulta Beauty, Inc. *	23,365
237	Yum! Brands, Inc.	23,655
		952,923
	SEMICONDUCTORS - 2.9%
219	Advanced Micro Devices, Inc. *	5,589
1,362	Applied Materials, Inc.	54,017
337	Broadcom Ltd.	101,339
30	Cabot Microelectronics Corp.	3,359
725	Cirrus Logic, Inc. *	30,501
146	Intel Corp.	7,840
500	NVIDIA Corp.	89,780
73	Silicon Laboratories, Inc. *	5,903
1,234	Texas Instruments, Inc.	130,890
721	Xilinx, Inc.	91,416
		520,634
	SOFTWARE - 13.4%
436	ACI Worldwide, Inc. *	14,331
611	Activision Blizzard, Inc.	27,819
701	Adobe, Inc. *	186,809
27	Akamai Technologies, Inc. *	1,936
229	Atlassian Corp. PLC *	25,737
147	Autodesk, Inc. *	22,906
168	Broadridge Financial Solutions, Inc.	17,420
59	Cadence Design Systems, Inc. *	3,747
868	Cerner Corp. *	49,658
1,463	Dropbox, Inc. *	31,893
144	Electronic Arts, Inc. *	14,635
227	Fidelity National Information Services, Inc.	25,674
707	First Data Corp. *	18,573
491	Intuit, Inc.	128,352
7,731	Microsoft Corp.	911,794
220	New Relic, Inc. *	21,714
599	Oracle Corp.	32,172
1,611	Paychex, Inc.	129,202
183	Red Hat, Inc. *	33,434
2,039	salesforce.com, Inc. *	322,916
364	ServiceNow, Inc. *	89,722
413	Splunk, Inc. *	51,460
555	Tableau Software, Inc. *	70,640
41	Ultimate Software Group, Inc. *	13,535
618	Veeva Systems, Inc. *	78,399
199	Workday, Inc. *	38,377
		2,362,855
	TELECOMMUNICATIONS - 0.3%
18	Arista Networks, Inc. *	5,660
652	Ciena Corp. *	24,346
221	LogMeIn, Inc.	17,702
23	Motorola Solutions, Inc.	3,230
		50,938

	TRANSPORTATION - 1.1%
324	CH Robinson Worldwide, Inc.	28,185
40	JB Hunt Transport Services, Inc.	4,052
1,288	Landstar System, Inc.	140,894
280	Schneider National, Inc.	5,894
81	United Parcel Service, Inc.	9,051
		188,076

	TOTAL COMMON STOCKS (Cost - $15,382,406)	17,387,036

	SHORT-TERM INVESTMENT - 1.6%
	MONEY MARKET FUND - 1.6%
295,177	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 2.30% (a)(Cost - $295,177)	295,177

	TOTAL INVESTMENTS - 100.1% (Cost - $15,677,583)	$17,682,213
	OTHER ASSETS LESS LIABILITIES - NET - (0.1)%	(25,849)
	TOTAL NET ASSETS - 100.0%	$17,656,364

*	Non-income producing security.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Money market rate shown represents the rate at March 31, 2019.

FUTURES CONTRACTS
					Unrealized
Description	Counterparty	Contracts	Expiration Date	Notional Value	Appreciation
LONG
S&P 500 E-mini Future	Goldman Sachs	1	Jun-19	141,890	$1,953

Global Atlantic BlackRock Disciplined International Core Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 6.1%
	EQUITY FUNDS - 6.1%
109,468	iShares MSCI India ETF	$3,858,747
126,224	iShares MSCI Taiwan Capped ETF	4,364,826
33,852	iShares MSCI Turkey ETF	821,588
	TOTAL EQUITY FUNDS (Cost - $9,021,390)	9,045,161

	COMMON STOCKS - 90.3%
	ADVERTISING - 0.0% ^
2,685	WPP PLC	28,367

	AEROSPACE/DEFENSE - 0.4%
528	CAE, Inc.	11,703
14	Dassault Aviation SA	20,672
1,977	MTU Aero Engines AG	447,971
6,624	Rolls-Royce Holdings PLC	77,959
		558,305
	AGRICULTURE - 1.3%
13,922	British American Tobacco PLC	579,426
78,000	China Agri-Industries Holdings Ltd. *	26,729
1,858	Easy Bio, Inc. *	11,262
28,200	Gudang Garam Tbk PT	164,764
10,483	Imperial Brands PLC	358,503
25,700	Japan Tobacco, Inc.	637,363
6,900	QL Resources Bhd.	11,628
4,140	Swedish Match AB	211,524
		2,001,199
	AIRLINES - 0.3%
92,000	China Eastern Airlines Corp. Ltd.	65,279
21,482	International Consolidated Airlines Group SA	143,086
59,282	Qantas Airways Ltd.	238,348
		446,713
	APPAREL - 2.0%
2,242	adidas AG	545,276
1,386	Blueberry Group PLC	35,299
827	Christian Dior SE	394,376
367	Fila Korea Ltd.	25,219
1,375	Kering SA	789,252
2,059	LVMH Moet Hennessy Louis Vuitton SE	758,089
7,956	Moncler SpA	320,888
133	Puma SE	77,208
		2,945,607
	AUTO MANUFACTURERS - 1.9%
40,500	BAIC Motor Corp. Ltd.	26,467
639	Bayerische Motoren Werke AG	49,328
22,000	China First Capital Group Ltd. *	11,631
3,630	Ferrari NV	487,076
34,000	Geely Automobile Holdings Ltd.	64,969
11,400	Honda Motor Co. Ltd.	308,470
1,300	Hyundai Motor Co.	136,860
2,290	Kia Motors Corp.	71,317
13,400	Mitsubishi Motors Corp.	71,186
4,300	Nissan Motor Co. Ltd.	35,283
5,930	Peugeot SA	144,756
13,500	Sinotruk Hong Kong Ltd.	28,720
10,300	Toyota Motor Corp.	603,660
113	Volkswagen AG	18,411
51,010	Volvo AB	791,936
		2,850,070

	AUTO PARTS & EQUIPMENT - 1.6%
4,100	Aisin Seiki Co. Ltd.	146,501
2,864	Cie Generale des Etablissements Michelin SCA	338,950
393	Continental AG	59,220
2,700	Denso Corp.	105,307
7,127	Faurecia SA	299,936
322	Georg Fischer AG *	293,256
4,503	Hella GmbH & Co. KGaA	198,203
266	Hyundai Mobis Co. Ltd.	48,860
26,900	JTEKT Corp.	331,010
183	Magna International, Inc.	8,913
2,722	Schaeffler AG	22,153
7,700	Sumitomo Electric Industries Ltd. *	102,159
10,600	Tokai Rika Co. Ltd. *	180,713
7,500	Toyoda Gosei Co. Ltd.	158,829
9,300	Toyota Boshoku Corp.	140,737
		2,434,747
	BANKS - 12.5%
8,658	ABSA Group Ltd.	91,315
100	Agricultura Bank of China Ltd.	56
465,000	Agricultural Bank of China Ltd.	214,434
194	Aker ASA	14,823
14,937	Australia & New Zealand Banking Group Ltd.	276,191
115,908	Banco Bilbao Vizcaya Argentaria SA	662,841
9,350	Banco Bradesco SA *	89,855
31,360	Banco Bradesco SA (Preference Shares) *	344,890
5,300	Banco del Bajio SA	10,533
9,300	Banco do Brasil SA *	115,853
20,600	Banco Santander Brasil SA	230,947
52,500	Bank Central Asia Tbk. PT	102,309
145,100	Bank Mandiri Persero Tbk. PT	75,913
923,000	Bank of China Ltd.	418,586
108,000	Bank of Communications Co. Ltd.	88,464
7,320	Bank of Montreal	547,870
13,198	Bank of Nova Scotia (The)	702,800
379,000	Bank Rakyat Indonesia Persero Tbk. PT	109,654
110,578	Barclays PLC	222,876
22,000	BOC Hong Kong Holdings Ltd.	91,083
4,314	Canadian Imperial Bank of Commerce	341,000
214,000	China CITIC Bank Corp. Ltd.	136,307
693,000	China Construction Bank Corp.	594,130
8,000	China Ding Yi Feng Holdings Ltd. *	23,542
345,600	China Minsheng Banking Corp. Ltd.	250,947
119,000	Chongqing Rural Commercial Bank Co. Ltd.	68,672
6,406	Commonwealth Bank of Australia	321,448
891	Credicorp Ltd.	213,795
2,232	Credit Agricole SA	26,992
2,499	Danske Bank A/S	43,901
30,500	DNB ASA	562,427
7,246	Erste Group Bank AG	266,541
75,901	FirstRand Ltd.	331,367
449	Grupo Elektra SAB de CV *	24,312
24,900	Grupo Financiero Banorte SAB de CV	135,363
3,900	Hachijuni Bank Ltd. (The)	16,173
72,386	HSBC Holdings PLC	587,913
513,000	Industrial & Commercial Bank of China Ltd.	375,767
1,090	Industrial Bank of Korea *	13,492

36,464	ING Groep NV	441,536
87,500	Itau Unibanco Holding SA *	769,169
2,100	Kyushu Financial Group, Inc.	8,538
158,893	Lloyds Banking Group PLC	128,658
5,709	Macquarie Group Ltd.	524,848
140,800	Malayan Banking Bhd	319,710
21,126	Mediobanca Banca di Credito Finanziario SpA	219,707
258,200	Mitsubishi UFJ Financial Group, Inc.	1,283,010
34,453	National Australia Bank Ltd.	618,450
33,745	Natixis SA	180,776
2,059	Nedbank Group Ltd.	35,863
1,673	Nordea Bank ABP	12,761
11,759	OTP Bank Nyrt	517,257
3,700	Oversea-Chinese Banking Corp. Ltd.	30,185
13,000	Postal Savings Bank of China Co. Ltd.	7,436
27,500	Public Bank Bhd	156,007
55,300	Resona Holdings, Inc.	239,666
5,770	Royal Bank of Canada	435,444
51,081	Skandinaviska Enskilda Banken AB	443,220
29,259	Standard Bank Group Ltd.	375,810
25,600	Sumitomo Mitsui Financial Group, Inc.	896,468
6,700	Sumitomo Mitsui Trust Holdings, Inc.	240,676
20,700	Suruga Bank Ltd. *	95,940
92,700	Thanachart Capital PCL * (NVDR)	159,198
15,373	Toronto-Dominion Bank (The)	834,500
30,982	UBS Group AG	375,492
23,544	Westpac Banking Corp.	433,499
2,054	Woori Financial Group, Inc.	24,881
		18,554,087
	BASE METALS - 0.1%
21,573	OZ Minerals Ltd. *	162,438

	BEVERAGES - 2.4%
75,000	Ambev SA	324,344
700	Asahi Group Holdings Ltd.	31,179
5,376	Carlsberg A/S	672,096
12,000	China Resources Beer Holdings Co. Ltd.	50,523
31,857	Diageo PLC	1,302,624
2,200	Fomento Economico Mexicano SAB de CV	20,293
1,700	Fraser & Neave Holdings Bhd. *	14,508
362	Heineken Holding NV	36,298
18,400	Kirin Holdings Co. Ltd.	439,283
3,150	Pernod Ricard SA	565,917
1,009	Royal Unibrew A/S	74,514
3,346	Treasury Wine Estates Ltd.	35,486
		3,567,065
	BIOTECHNOLOGY - 0.5%
7,500	3SBio, Inc.	14,752
240	BeiGene Ltd. * (ADR)	31,680
3,213	CSL Ltd.	444,922
416	Genmab A/S *	72,267
3,139	H Lundbeck A/S	135,972
34	Medy-Tox, Inc.	17,482
		717,075
	BUILDING MATERIALS - 1.1%
1,700	AGC, Inc.	59,593
2,800	Anhui Conch Cement Co. Ltd. *	15,908
73,000	BBMG Corp.	26,782
180,400	Cemex Sab De CV *	84,260
32,000	China Resources Cement Holdings Ltd.	33,019
12,866	Cie de Saint-Gobain	466,770

47,229	CSR Ltd.	111,383
1,686	HeidelbergCement AG	121,463
1,246	Kingspan Group PLC	57,726
1,688	LafargeHolcim Ltd.	83,375
3,800	LIXIL Group Corp.	50,742
6,274	Norbord, Inc.	172,917
2,512	Sika AG	350,858
1,028	Wienerberger AG	21,851
		1,656,647
	CHEMICALS - 2.6%
2,530	Air Liquide SA	322,006
2,879	Arkema SA	274,326
23,000	Daicel Corp.	249,772
2,300	DIC Corp.	67,222
8,553	Evonik Industries AG	233,179
1,194	Hanwha Chemical Corp. *	21,984
1,700	Hitachi Chemical Co. Ltd. *	37,660
1,600	JSR Corp.	24,806
15,000	Kingboard Laminates Holdings Ltd.	15,764
4,875	Koninklijke DSM NV	531,844
315	LG Chem Ltd.	101,568
729	Linde AG	160,970
63	Lotte Chemical Corp. *	16,123
162	Lotte Fine Chemical Co. Ltd. *	6,294
2,980	Methanex Corp.	169,304
21,800	Mitsubishi Chemical Holdings Corp.	153,507
3,700	Nitto Dekno Corp.	194,385
120,000	PTT Global Chemical PCL (NVDR)	254,293
6,700	Shin-Etsu Chemical Co. Ltd.	561,738
2,735	Solvay SA	295,983
19,300	Sumitomo Chemical Co. Ltd.	89,800
1,036	Victrex PLC	29,105
197	Wacker Chemie AG	16,988
900	Zeon Corp.	9,107
		3,837,728
	COAL - 0.2%
188,800	Bukit Asam PerseroTBK PT *	55,685
103,000	China Coal Energy Co. Ltd.	42,644
46,000	China Shenhua Energy Co. Ltd.	104,892
9,084	Whitehaven Coal Ltd.	26,134
		229,355
	COMMERCIAL SERVICES - 1.0%
287	Adyen NV *	224,936
5,219	Ashtead Group PLC	125,982
4,084	Atlantia SpA	105,884
10,000	Car, Inc. *	8,624
4,899	Edenred	223,169
2,400	Estacio Participacoes SA	16,386
8,225	Experian PLC	222,819
32,063	G4S PLC	76,666
620	Intertek Group PLC	39,239
685	New Oriental Education & Technology Group, Inc. *	61,712
2,200	Recruit Holdings Co. Ltd.	62,829
7,500	RELX PLC	160,422
7,698	Rentokil Initial PLC	35,439
9,500	Shenzhen International Holdings Ltd.	20,162
500	Toppan Pricing Co. Ltd.	7,548
316	Wirecard AG	39,634
		1,431,451

	COMPUTERS - 1.2%
100	BOE Technology Group Co. Ltd.	58
2,633	Capgemini SE	319,594
3,171	CGI Group, Inc. *	218,062
1,488	Check Point Software Technologies Ltd. *	188,217
11,894	Computershare Ltd.	144,307
256	Jenoptik AG	9,543
78,000	Lenovo Group Ltd.	70,151
11,929	Logitech International SA	467,506
13,100	Nihon Unisys Ltd. *	347,014
156	Samsung SDS Co. Ltd.	32,297
86	Teleperformance	15,470
		1,812,219
	COSMETICS - 2.1%
318	Amorepacific Corp.	52,809
600	Fancl Corp. *	15,503
700	Kao Corp.	55,135
85	LG Household & Health Care Ltd.	106,110
5,455	L’Oreal SA	1,468,812
1,000	Pigeon Corp.	40,882
11,300	Pola Orbis Holdings, Inc.	360,383
900	Unicharm Corp.	29,785
8,756	Unilever NV (Dutch Certificate)	509,085
8,918	Unilever PLC	510,726
		3,149,230
	DISTRIBUTION/WHOLESALE - 1.4%
1,884	Ferguson PLC	119,900
35,836	Inchcape PLC	266,635
17,600	ITOCHU Corp.	318,417
233	LG Corp. *	15,908
23,800	Marubeni Corp.	164,494
1,600	Mitsubishi Corp.	44,436
44,400	Mitsui & Co. Ltd.	689,356
432	Posco Daewoo Corp. *	6,755
4,412	Rexel SA	49,813
17,000	Sumitomo Corp.	235,145
55,800	United Tractors Tbk PT	105,996
		2,016,855
	DIVERSIFIED FIANACIAL SERVICES - 1.8%
3,997	Aareal Bank AG	123,331
585	ASX Ltd.	29,022
7,300	B3 SA - Brasil Bolsa Balcoa	59,800
3,300	BOC Aviation Ltd.	26,926
20,000	China International Capital Corp. Ltd. *	46,319
84,100	Daiwa Securities Group, Inc.	409,540
3,347	Deutsche Boerse AG	429,560
47,400	Guotai Junan Securities Co. Ltd.	105,669
1,705	Hana Financial Group, Inc.	54,675
7,900	Hitachi Capital Corp. *	183,145
5,100	Hong Kong Exchanges & Clearing Ltd.	177,754
9,806	IG Group Holdings PLC	66,444
3,787	KB Financial Group, Inc.	139,623
206	Korea Investment Holdings Co. Ltd. *	11,270
13,300	Krungthai Card PLC * (GDR)	14,773
9,333	Man Group PLC	16,515
5,297	Meritz Securities Co. Ltd. *	22,796
1,128	Mirae Asset Daewoo Co. Ltd. *	7,284
12,200	Mitsubishi UFJ Lease & Finance Co. Ltd. *	62,166
8,800	Muangthai Capital PLC Ltd.	12,201
1,090	NH Investment & Securities Co. Ltd. *	12,916
29,706	Old Mutual Ltd.	45,050
5,600	ORIX Corp.	80,419
1,245	Samsung Securities Co. Ltd. *	36,524
10,025	Schroders PLC	352,964
2,770	Shinhan Financial Group Co. Ltd. *	102,493
18,999	Standard Life Aberdeen PLC	65,345
600	Tokyo Century Corp. *	26,101
		2,720,625

	ELECTRIC - 1.8%
5,415	A2A SpA	9,890
3,126	AGL Energy Ltd.	48,341
47,000	China Power International Development Ltd.	12,034
5,700	Chubu Electric Power Co., Inc.	89,013
2,500	CLP Holdings Ltd.	28,981
124,000	Datang International Power Generation Co. Ltd.	33,172
11,818	E.ON SE	131,531
1,091	EDP Renovaveis SA	10,413
432	Emera, Inc.	16,159
14,536	Endesa SA	371,157
22,250	Engie SA *	331,780
2,890	Fortis, Inc./Canada	106,843
7,000	Gulf Energy Development PCL	21,065
8,800	Gulf Energy Development PCL (NVDR)	26,482
3,349	Hera SpA *	12,124
19,900	Hokuriku Electric Power Co. *	156,057
62,000	Huadian Power International Corp. Ltd.	25,511
1,686	Korea Electric Power Corp. *	44,411
1,370	Northland Power, Inc.	24,202
944	Red Electrica Corp. SA	20,139
24,900	Shikoku Electric Power Co., Inc.	303,250
61,500	Tenaga Nasional Bhd	190,714
88,132	Terna Rete Elettrica Nazionale SpA	558,921
1,426	Uniper SE	43,056
1,158	Verbund AG	55,625
		2,670,871
	ELECTRICAL COMPONENT & EQUIPMENT - 0.5%
2,000	Casio Computer Co. Ltd.	26,110
300	Dongfang Electric Corp. Ltd. *	474
296	LS Corp. *	13,638
242	LS Industrial Systems Co. Ltd. *	10,127
500	Mabuchi Motor Co. Ltd.	17,392
8,039	Schneider Electric SE	631,320
785	Signify NV *	21,022
25,600	Xinjiang Goldwind Science & Technology Co. Ltd.	36,851
4,864	Xinjiang Goldwind Science & Technology Co. Ltd. *	1,915
		758,849
	ELECTRONICS - 0.3%
1,000	Anritsu Corp. *	18,521
14,654	Electrocomponents PLC	107,275
2,500	Hoya Corp.	165,086
1,669	LG Display Co. Ltd. *	28,672
729	Samsung Electro-Mechanics Co. Ltd. *	67,113
5,300	Venture Corp. Ltd.	70,197
		456,864
	ENERGY-ALTERNATE SOURCES - 0.1%
885	Landis+Gyr Group AG *	55,985
83	OCI Co. Ltd. *	6,793
950	Vestas Wind Systems A/S	80,016
36,000	Xinyi Solar Holdings Ltd. *	17,335
		160,129

	ENGINEERING & CONSTRUCTION - 1.9%
174	Acciona S/A	19,401
7,545	ACS Actividades de Construccion y Servicios SA	331,760
1,964	Aena SME SA	353,947
1,604	Bouygues SA	57,364
157,000	China Communications Construction Co. Ltd.	162,401
110,000	China Communications Services Corp. Ltd.	98,090
174,000	China Railway Construction Corp. Ltd.	227,864
178,000	China Railway Group Ltd.	162,355
4,700	Chiyoda Corp. *	11,210
7,697	CIMIC Group Ltd.	263,865
197	Daelim Industrial Co. Ltd. *	16,731
1,783	Daewoo Engineering & Construction Co. Ltd. *	7,980
545	Flughafen Zurich AG	99,434
1,800	Grupo Aeroportuario del Centro Norte SAB de CV *	10,155
423	GS Engineering & Construction Corp. *	15,875
3,874	Hochtief AG	561,140
606	Hyundai Engineering & Construction Co. Ltd. *	28,509
3,900	Kandenko Co. Ltd. *	33,332
173,000	Metallurgical Corp. of China Ltd.	51,129
1,322	Samsung Engineering Co. Ltd. *	18,751
42,574	Sydney Airport	224,701
683	WSP Global, Inc.	37,336
		2,793,330
	ENTERTAINEMENT - 0.7%
14,230	Aristocrat Leisure Ltd.	247,754
366,800	Genting Singapore PLC	281,633
4,000	Sankyo Co. Ltd.	152,505
7,400	Toho Co. Ltd.	297,177
10,828	William Hill PLC	22,653
		1,001,722
	FOOD - 3.7%
4,031	A2 Milk Co. Ltd. *	39,340
2,346	A2 Milk Co. Ltd. *	22,697
62	Barry Callebaut AG	111,935
900	BRF SA *	5,208
70	CJ CheilJedang Corp.	19,919
66,000	Dali Foods Group Co. Ltd.	49,353
3,143	Danone SA	242,415
16,500	Indofood Sukses Makmur Tbk PT	7,387
40,900	JBS SA	169,624
2,826	Kesko OYJ	172,113
800	Kikkoman Corp.	39,247
27,787	Koninklijke Ahold Delhaize NV	740,236
2,720	Magnit PJSC (GDR)	38,352
24,001	Nestle SA	2,287,072
5,700	Nichirei Corp. *	140,485
47	NongShim Co. Ltd.	12,794
1,477	Salmar ASA	70,972
25,662	SSP Group PLC	231,497
22,144	Suedzucker AG	282,708
9,136	Tate & Lyle PLC	86,404
21,000	Uni-President China Holdings Ltd.	20,599
9,819	Wesfarmers Ltd.	241,681
127,500	WH Group Ltd.	136,434
113,475	Wm Morrison Supermarkets PLC	336,464
8,448	Woolworths Holdings Ltd. - South Africa *	27,228
1,200	Yamazaki Baking Co. Ltd.	19,471
5,000	Yihai International Holding Ltd.	22,261
		5,573,896
	FOOD SERVICE - 0.6%
5,416	Bid Corp. Ltd.	111,916
35,358	Compass Group PLC	831,392
		943,308

	FOREST PRODUCTS & PAPER - 0.2%
26,300	Indah Kiat Pulp & Paper Corp. Tbk PT	15,883
13,000	Pabrik Kertas Tjiwi Kimia Tbk PT *	10,065
1,178	Smurfit Kappa Group PLC	32,909
3,300	Suzano Papel E Celulose SA	39,260
19,955	Svenska Cellulosa AB SCA	173,404
800	UPM-Kymmene OYJ	23,355
		294,876
	GAS - 0.5%
55,807	Centrica PLC	83,045
431	Korea Gas Corp. *	17,125
49,128	National Grid PLC	544,650
288	Rubis SCA *	15,723
16,146	Snam SpA	83,015
14,000	Towngas China Co. Ltd.	11,004
		754,562
	HAND/MACHINE TOOLS - 0.1%
400	DMG Mori Seiki Co. Ltd. *	4,947
20,500	Techtronic Industries Co. Ltd.	137,756
		142,703
	HEALTHCARE-PRODUCTS - 1.1%
700	Asahi Intecc Co. Ltd.	32,886
5,428	Aspen Pharmacare Holdings Ltd.	34,997
378	Carl Zeiss Meditec AG	31,599
1,903	Cochlear Ltd.	234,239
1,606	Demant A/S *	47,538
3,501	GN Store Nord A/S	162,711
24,000	Hengan International Group Co. Ltd.	210,345
9,760	Koninklijke Philips NV *	397,977
1,194	Qiagen NV *	48,452
386	Sartorius Stedim Biotech	48,933
16,661	Smith & Nephew PLC	330,645
		1,580,322
	HEALTHCARE-SERVICES - 0.2%
28,000	Bangkok Dusit Medical Services PCL (NVDR)	21,881
111	Eurofins Scientific SE	45,991
645	Evotec SE *	17,157
1,035	Fresenius Medical Care AG & Co. KGaA	83,559
824	Fresenius SE & Co. KGaA	46,039
6,000	Genscript Biotech Corp. *	11,327
300	Miraca Holdings, Inc.	7,443
986	NMC Health PLC	29,345
420	SillaJen, Inc. *	23,792
		286,534
	HOLDING COMPANIES-DIVERSIFIED - 0.4%
18,300	Alfa SAB de CV	19,416
10	CJ Corp. Preference *	320
66	CJ Corp. *	7,239
21,000	CK Hutchison Holdings Ltd.	220,568
7,100	Keppel Corp. Ltd.	32,604
11,139	Remgro Ltd.	143,095
963	Washington H. Soul Pattinson & Co. Ltd. *	17,998
53,000	Wharf Holdings Ltd. (The)	160,014
		601,254
	HOME BUILDERS - 0.5%
2,397	Bovis Homes Group PLC	33,217
10,940	Persimmon PLC	309,342
1,600	Sekisui House Ltd.	26,482
181,006	Taylor Wimpey PLC	413,816
		782,857
	HOME FURNISHINGS - 0.1%
1,387	LG Electronics, Inc.	91,766
300	Sony Corp.	12,590
		104,356

	HOUSEHOLD PRODUCTS - 0.0% ^
308	Aekyung Industrial Co. Ltd.	13,472

	INSURANCE - 4.2%
72,800	AIA Group Ltd.	724,759
2,661	Allianz SE	592,442
904	ASR Nederland NV	37,659
26,832	Aviva PLC	144,189
5,007	AXA SA	126,104
89,000	China Life Insurance Co. Ltd.	239,224
202,000	China Reinsurance Group Corp.	42,716
671	CNP Assurances	14,782
25,300	Dai-ichi Life Holdings, Inc.	351,551
4,188	Direct Line Insurance Group PLC	19,264
7,462	Great-West Lifeco, Inc.	180,748
1,794	Hanwha Life Insurance Co. Ltd.	6,322
1,500	IRB Brasil Resseguros SA	35,075
95,853	Legal & General Group PLC	343,853
30,597	Manulife Financial Corp.	517,603
50,903	Medibank Pvt Ltd.	99,799
47,411	MMI Holdings Ltd. - South Africa *	54,541
9,000	MS&AD Insurance Group Holdings, Inc.	274,021
83	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	19,664
163,000	People’s Insurance Co. Group of China Ltd. (The)	69,769
72,000	PICC Property & Casualty Co. Ltd.	81,815
48,000	Ping An Insurance Group Co. of China Ltd.	537,481
3,545	Power Corp. of Canada	82,684
11,268	Power Financial Corp.	263,323
77	Samsung Fire & Marine Insurance Co. Ltd. *	20,418
300	Samsung Life Insurance Co. Ltd.	22,227
41,276	Sanlam Ltd.	211,113
2,900	Sompo Holdings, Inc.	107,370
1,972	Storebrand ASA	15,375
6,489	Sun Life Financial, Inc.	249,370
303	Swiss Life Holding AG	133,412
786	Swiss Re AG	76,777
2,500	T&D Holdings, Inc.	26,291
289	Talanx AG	11,150
10,900	Tokio Marine Holdings, Inc.	528,037
1,320	Topdanmark A/S	65,994
		6,326,922
	INTERNET - 3.8%
611	58.com, Inc. * (ADR)	40,130
9,132	Alibaba Group Holding Ltd. * (ADR)	1,666,133
23,672	Auto Trader Group PLC	160,892
2,259	Baidu, Inc. * (ADR)	372,396
1,000	China Literature Ltd. *	4,682
806	Ctrip.com International Ltd. * (ADR)	35,214
300	CyberAgent, Inc. *	12,237
200	En-Japan, Inc.	5,818
368,000	HengTen Networks Group Ltd. *	11,157
4,914	JD.com, Inc. * (ADR)	148,157
264	Kakao Corp. *	24,072
4,390	Moneysupermarket.com Group PLC	21,286
3,247	Naspers Ltd.	750,244
545	Naver Corp.	59,537
62	NCSoft Corp.	27,092
1,181	SEEK Ltd.	14,715
184	Shopify, Inc. *	37,994

1,822	SINA Corp. - China *	107,935
44,600	Tencent Holdings Ltd.	2,051,045
1,100	Trend Micro, Inc.	53,566
317	Wix.com Ltd. *	38,303
7,000	Yahoo Japan Corp.	17,139
209	YY, Inc. * (ADR)	17,558
		5,677,302
	INVESTMENT COMPANIES - 0.0% ^
11,300	Legend Holdings Corp.	30,014
690	Reinet Investments SCA	11,808
		41,822
	IRON/STEEL - 0.6%
34,000	Angang Steel Co. Ltd.	24,861
16,000	China Oriental Group Co. Ltd.	10,048
3,700	Companhia Siderurgica Nacional S/A *	15,402
1,054	Dongkuk Steel Mill Co. Ltd. *	6,843
11,232	Fortescue Metals Group Ltd.	56,728
13,200	Gerdau SA *	51,251
397	Hyundai Steel Co. *	15,704
42,000	Maanshan Iron & Steel Co. Ltd.	20,545
2,400	Nippon Steel & Sumitomo Metal Corp.	42,369
2,885	Outokumpu OYJ	10,489
1,098	POSCO	244,731
2,569	Salzgitter AG	74,365
23,631	SSAB AB	85,171
14,400	Usinas Siderurgicas De Minas Gersais SA Preference *	37,261
18,500	Vale SA *	243,105
		938,873
	LEISURE TIME - 0.4%
2,459	BRP, Inc.	68,251
3,829	Carnival PLC	187,850
26,000	China Travel International Investment Hong Kong Ltd.	6,624
1,517	CTS Eventim AG & Co. KGaA	71,950
497	Flight Centre Travel Group Ltd.	14,846
19,616	TUI AG	188,024
		537,545
	LODGING - 0.1%
2,839	Crown Resorts Ltd.	23,212
1,513	Melia Hotels International SA	14,058
12,800	Sands China Ltd.	64,327
		101,597
	MACHINERY-CONSTRUCTION & MINING - 0.4%
5,302	Doosan Infracore Co. Ltd. *	32,930
11,100	Hitachi Ltd.	359,520
2,500	Komatsu Ltd.	58,059
10,289	Sandvik AB	167,503
		618,012
	MACHINERY-DIVERSIFIED - 0.9%
5,000	Amada Holdings Co. Ltd.	49,465
1,896	Atlas Copco AB - Class A	51,032
833	Bucher Industries AG	278,531
913	Hexagon AB	47,740
200	Keyence Corp.	124,624
6,878	Kone OYJ	347,225
15,427	OC Oerlikon Corp. AG *	197,349
204	Toromont Industries Ltd.	10,422
8,786	Valmet OYJ	222,563
		1,328,951

	MEDIA - 1.5%
6,306	Altice Europe NV *	16,576
673	Lagardere SCA	17,320
50,685	Mediaset Espana Comunicacion SA	378,804
3,328	Multichoice Group Ltd. *	27,854
11,967	Pearson PLC	130,394
20,066	Quebecor, Inc.	492,056
2,815	Thomson Reuters Corp.	166,610
5,500	Tokyo Broadcasting System Holdings, Inc.	100,673
13,618	Wolters Kluwer NV *	928,163
		2,258,450
	METAL FABRICATE/HARDWARE - 0.1%
826	Aurubis AG	44,305
7,022	Bodycote PLC	75,305
4,900	NTN Corp.	14,520
9,743	Sims Metal Management Ltd.	74,123
		208,253
	MINING - 2.4%
12,878	Anglo American PLC	344,591
13,498	Anglo American PLC *	361,120
1,113	AngloGold Ashanti Ltd.	14,786
38,128	BHP Group Ltd.	1,042,472
13,118	BHP Group PLC	315,989
73,719	Centamin PLC	85,589
20,500	China Hongqiao Group Ltd.	15,434
25,600	China Zhongwang Holdings Ltd.	13,958
1,235	Cia de Minas Buenaventura SAA (ADR)	21,341
2,281	Detour Gold Corp. *	21,411
5,229	Evolution Mining Ltd.	13,595
2,119	Franco-Nevada Corp.	158,915
18,156	Glencore PLC	75,221
3,465	Iluka Resources Ltd.	22,152
81,000	Jiangxi Copper Co. Ltd.	107,519
988	Kirkland Lake Gold Ltd.	30,055
700	Mitsui Mining & Smelting Co. Ltd.	17,955
40,000	MMG Ltd. *	16,255
1,133	Pan American Silver Corp.	14,977
27,056	Regis Resources Ltd.	101,862
2,449	Rio Tinto Ltd.	170,329
8,411	Rio Tinto PLC	488,924
34,244	South32 Ltd.	90,733
1,867	Southern Copper Corp.	74,083
3,240	St. Barbara Ltd.	7,756
15,000	Zhaojin Mining Industry Co. Ltd.	15,019
		3,642,041
	MISCELLANEOUS MANUFACTURING - 1.0%
4,586	Aalberts Industries NV *	158,756
2,925	Alfa Laval AB	67,296
506	Ansell Ltd.	9,137
12,500	FUJIFILM Holdings Corp.	568,505
1,200	Nikon Corp.	16,924
244	POSCO Chemtech Co. Ltd. *	12,941
6,033	Siemens AG	649,913
3,101	Smiths Group PLC	57,985
12,400	Top Glove Corp. Bhd *	14,033
		1,555,490
	OFFICE/BUSINESS EQUIPMENT- 0.2%
10,700	Canon, Inc.	310,603
3,800	Ricoh Co. Ltd.	39,722
		350,325

	OIL & GAS - 5.5%
67,888	Beach Energy Ltd.	99,342
83,286	BP PLC	606,117
6,742	Canadian Natural Resources Ltd.	185,160
536,000	China Petroleum & Chemical Corp.	422,657
51,300	China Petroleum & Chemical Corp. *	43,817
245,000	CNOOC Ltd.	458,793
78,823	ECOPETROL SA	84,502
5,096	Encana Corp.	36,925
16,549	Enerplus Corp.	138,739
28,843	Eni SpA	510,215
16,383	Galp Energia SGPS SA	262,690
8,524	Husky Energy, Inc.	84,541
820	Idemitsu Kosan Co. Ltd.	27,448
8,134	Imperial Oil Ltd.	222,110
94,100	JXTG Holdings, Inc.	430,606
2,186	Lundin Petroleum AB	74,192
2,082	Neste Oyj	222,089
677	Novatek PJSC (GDR)	116,038
18,975	Oil Search Ltd.	105,809
3,391	OMV AG	184,173
4,935	Parex Resources, Inc. *	77,278
5,600	Petrobras Distribuidora SA	33,298
418,000	PetroChina Co. Ltd.	271,036
27,000	Petroleo Brasileiro SA *	215,142
20,861	Petroleo Brasileiro SA Preference *	149,179
17,900	PTT Exploration & Production PCL * (NVDR)	70,788
30,300	PTT PCL - NVDR	45,830
9,403	Repsol SA	161,118
30,826	Royal Dutch Shell PLC	969,451
21,418	Royal Dutch Shell PLC	677,624
33,847	Santos Ltd.	164,215
5,561	Saras SpA *	10,309
204	SK Holdings Co. Ltd.	48,614
270	SK Innovation Co. Ltd. *	42,697
12,346	Suncor Energy, Inc.	400,243
20,500	Thai Oil PCL *	44,895
5,152	Total SA	286,470
2,800	Ultrapar Participacoes SA *	33,686
6,380	Woodside Petroleum Ltd.	156,899
		8,174,735
	OIL & GAS SERVICES - 0.3%
7,312	Petrofac Ltd.	46,668
1,835	Saipem SpA *	9,715
304,400	Sapura Energy Bhd. *	24,978
21,000	Sinopec Engineering Group Co. Ltd.	20,492
12,377	Subsea 7 SA	153,354
7,549	TGS Nopec Geophysical Co. ASA	206,266
4,503	WorleyParsons Ltd.	45,294
		506,767
	PACKAGING & CONTAINERS - 0.0% ^
528	Huhtamaki OYJ	19,665

	PHARMACEUTICALS - 6.3%
935	Almirall SA	15,958
4,717	Amplifon SpA	91,894
44,200	Astellas Pharma, Inc.	662,291
3,319	AstraZeneca PLC	265,328
2,231	Bausch Health Cos, Inc. *	55,059
2,510	Bayer AG	162,337
641	Celltrion, Inc. *	102,142
174	Celltrion Pharm, Inc. *	8,492
24,000	China Traditional Chinese Medicine Holdings Co. Ltd. *	14,278
53	Daewoong Pharmaceutical Co. Ltd.	8,591
700	Eisai Co. Ltd.	39,293

258	Galenica AG	12,772
51,659	GlaxoSmithKline PLC	1,074,874
2,112	Grifols SA	59,192
12,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co.	52,892
8,700	Hypera SA	57,900
503	Ipsen SA	69,018
400	Kissei Pharmaceutical Co. Ltd.	10,473
400	Kobayashi Pharmaceutical Co. Ltd.	33,753
16,500	Luye Pharma Group Ltd. *	14,419
6,600	Medipal Holdings Corp.	156,823
1,200	Mitsubishi Tanabe Pharma Corp.	16,035
17,592	Novartis AG	1,691,899
8,656	Novo Nordisk AS	453,588
7,593	Roche Holding AG	2,091,716
9,492	Sanofi	839,219
1,700	Shionogi & Co. Ltd.	105,239
14,000	SSY Group Ltd.	13,019
8,400	Takeda Pharmaceutical Co. Ltd.	343,103
1,254	Teva Pharmaceutical Industries Ltd. *	19,522
8,799	Teva Pharmaceutical Industries Ltd. * (ADR)	137,968
6,000	Tong Ren Tang Technologies Co. Ltd.	8,056
8,313	UCB SA	714,631
104	ViroMed Co. Ltd. *	25,636
1,500	Wuxi Biologics Cayman, Inc. *	14,589
		9,441,999
	PIPELINES - 0.4%
14,875	Enbridge, Inc.	538,905
880	Gibson Energy, Inc.	15,131
598	Inter Pipeline Ltd.	9,897
		563,933
	PRIVATE EQUITY - 0.2%
4,808	Brookfield Asset Management, Inc.	224,070

	REAL ESTATE - 2.1%
159,000	CapitaLand Ltd.	428,461
926	Castellum AB	18,005
58,000	China Overseas Land & Investment Ltd.	220,180
21,000	CK Asset Holdings Ltd.	186,727
18,000	Country Garden Holdings Co Ltd.	28,112
2,000	Daito Trust Construction Co. Ltd.	278,809
950	Fabege AB *	13,827
28,000	Future Land Development Holdings Ltd.	34,670
10,500	Greentown China Holdings Ltd.	10,487
10,000	Hang Lung Properties Ltd.	24,408
30,800	Hongkong Land Holdings Ltd.	218,988
12,000	Jiayuan International Group Ltd. *	6,344
29,000	Kaisa Group Holdings Ltd. *	13,152
15,500	KWG Property Holding Ltd.	18,699
277	LEG Immobilien AG	34,042
26,000	Logan Property Holdings Co. Ltd.	43,058
6,900	Mitsubishi Estate Co. Ltd.	125,021
367	PSP Swiss Property AG	39,873
58,000	Shanghai Industrial Holdings Ltd.	136,541
38,000	Shenzhen Investment Ltd.	14,522
38,500	Shui On Land Ltd.	9,515
25,500	Sun Hung Kai Properties Ltd.	437,563
99,600	Swire Properties Ltd.	428,219
1,167	TAG Immobilien AG *	28,828
1,400	Tokyo Tatemono Co. Ltd.	17,164
30,000	Wharf Real Estate Investment Co. Ltd.	223,377
60,000	Yuexiu Property Co. Ltd.	14,446
20,000	Yuzhou Properties Co. Ltd.	12,077
		3,065,115

	REAL ESTATE INVESTMENT TRUSTS - 0.9%
110,500	Ascendas Real Estate Investment Trust	237,398
5,068	British Land Co. PLC (The)	38,897
477	Canadian Apartment Properties REIT	18,342
339,200	CapitaLand Mall Trust *	596,010
2,010	Dexus	18,190
9,522	Klepierre SA	333,370
36,396	Scentre Group	106,260
17,401	Stockland *	47,589
		1,396,056
	RETAIL - 1.1%
1,343	Alimentation Couche-Tard, Inc.	79,135
4,000	Alsea SAB de CV	8,380
196,800	Astra International Tbk. PT	101,233
16,976	Barloworld Ltd.	149,498
2,862	Ceconomy AG *	15,232
145,200	Chow Tai Fook Jewellery Group Ltd.	146,866
1,174	Clicks Group Ltd.	14,996
46	E-MART, Inc. *	6,970
218	Hotel Shilla Co. Ltd. *	18,322
1,566	Industria de Diseno Textil SA	46,070
1,594	JD Sports Fashion PLC	10,439
10,500	Li Ning Co. Ltd. *	16,479
22,500	Lifestyle International Holdings Ltd.	38,981
2,000	Lojas Renner SA *	22,376
900	Magazine Luiza SA	39,719
1,560	Restaurant Brands International, Inc.	101,521
535	Samsung C&T Corp.	50,432
17,390	Steinhoff International Holdings NV *	2,267
3,500	Takashimaya Co. Ltd. *	46,610
195,500	Wal-Mart de Mexico SAB de CV	522,980
500	Welcia Holdings Co. Ltd.	16,963
2,856	Yum China Holdings, Inc.	128,263
11,000	Zhongsheng Group Holdings Ltd.	27,297
		1,611,029
	SEMICONDUCTORS - 2.1%
9,200	Advantest Corp.	213,865
1,420	ASML Holding NV	266,592
2,927	BE Semiconductor Industries NV	77,958
2,947	Dialog Semiconductor PLC *	89,807
5,000	Hua Hong Semiconductor Ltd.	11,720
5,014	Infineon Technologies AG	99,566
579	NXP Semiconductors NV	51,178
37,617	Samsung Electronics Co. Ltd.	1,479,693
4,018	Samsung Electronics Co. Ltd. Preference	128,317
728	Seoul Semiconductor Co. Ltd.	13,244
3,183	SK Hynix, Inc. *	208,069
4,794	STMicroelectronics NV	70,867
1,900	Tokyo Electron Ltd.	274,653
3,200	Ulvac, Inc. *	92,515
		3,078,044
	SHIPBUILDING - 0.0% ^
447	Daewoo Shipbuilding & Marine Engineering Co. Ltd. *	11,007

	SOFTWARE - 2.0%
669	Altium Ltd.	15,359
3,675	Amadeus IT Group SA	294,631
600	Capcom Co. Ltd.	13,444
103	Com2uSCorp.	9,473

127	Constellation Software, Inc. - Canada	107,659
1,197	Dassault Systemes SE	178,423
28,400	Gree, Inc.	115,976
9,100	GungHo Online Entertainment, Inc.	33,133
14,000	Kingdee International Software Group Co. Ltd.	16,194
3,200	Konami Holdings Corp.	138,917
400	Mixi, Inc.	9,244
693	Momo, Inc. * (ADR)	26,500
235	Nemetschek SE	40,108
433	NetEase, Inc. (ADR)	104,548
11,301	SAP SE	1,307,002
355	SimCorp A/S	34,306
4,389	Software AG	148,585
1,455	Temenos Group AG	214,473
1,463	Ubisoft Entertainment SA *	130,367
304	Xero Ltd. *	10,506
		2,948,848
	TELECOMMUNICATIONS - 4.5%
508,900	America Movil SAB de CV	363,884
16,849	BCE, Inc.	748,396
78,000	China Mobile Ltd.	794,910
360,000	China Telecom Corp. Ltd.	199,950
4,000	China Unicom Hong Kong Ltd.	5,070
13,000	KDDI Corp.	280,119
103,551	Koninklijke KPN NV	328,586
7	KT Corp. *	169
2,255	LG Uplus Corp. *	30,693
3,800	Megacable Holdings SAB de CV	17,635
3,876	Mobile TeleSystems PJSC (ADR)	29,303
16,100	Nippon Telegraph & Telephone Corp.	684,088
49,442	Nokia OYJ *	281,688
23,100	NTT DOCOMO, Inc.	511,629
40,400	Oi SA *	15,779
2,398	Rogers Communications, Inc.	129,005
123	Samsung SDI Co. Ltd.	23,243
200	SK Telecom Co. Ltd.	44,313
800	SoftBank Group Corp.	77,662
1,347	Sunrise Communications Group AG	99,142
27,476	Telefonaktiebolaget LM Ericsson	253,038
47,515	Telefonica Deutschland Holding AG	149,333
36,420	Telefonica SA	305,439
22,474	Telenor ASA	450,701
67,431	Telstra Corp. Ltd.	159,027
12,300	TIM Participacoes SA	37,548
9,800	Total Access Communication PLC	16,367
5,928	Vodacom Group Ltd.	45,804
286,980	Vodafone Group PCL * (NVDR)	522,781
28,800	Xiaomi Corp. *	41,751
		6,647,053
	TOYS/GAMES/HOBBIES - 0.3%
1,300	Nintendo Co. Ltd.	370,674
62	Pearl Abyss Corp. *	9,176
		379,850
	TRANSPORTATION - 1.7%
7,916	Aurizon Holdings Ltd.	25,585
665	Canadian National Railway Co.	59,549
2,202	Canadian Pacific Railway Ltd.	453,833
42,000	China Railway Signal & Communication Corp.	33,226
69	CJ Korea Express Corp. *	10,060
26,000	Cosco Shipping Energy Transportation Co. Ltd.	14,905
77,500	Cosco Shipping Holdings Co. Ltd. *	32,185

263	DSV A/S	21,772
8,100	East Japan Railway Co.	781,569
8,700	Mitsubishi Logistics Corp.	242,878
5,200	Nippon Express Co. Ltd.	289,398
22,458	Royal Mail PLC	69,736
152,000	Sinotrans Ltd.	65,254
6,408	TFI International, Inc.	189,321
3,500	West Japan Railway Co.	263,690
		2,552,961
	WATER - 0.2%
6,228	Severn Trent PLC	160,360
7,592	Veolia Environnement SA	169,897
		330,257

	TOTAL COMMON STOCKS (Cost - $138,979,626)	134,576,660

	SHORT-TERM INVESTMENT - 0.5%
	MONEY MARKET FUND - 0.5%
730,260	Fidelity Investments Money Market - Government Portfolio, Institutional Class to yield 2.30% (a)	730,260
	TOTAL SHORT-TERM INVESTMENT - (Cost -$730,260)	730,260

	TOTAL INVESTMENTS - 96.9% (Cost - $148,731,276)	$144,352,081
	OTHER ASSETS LESS LIABILITIES - NET - 3.1%	4,646,684
	TOTAL NET ASSETS - 100.0%	$148,998,765

ADR	- American Depositary Receipt

ETF	- Exchange Traded Fund

GDR	- Global Depositary Receipt

NVDR	- Non-voting Depositary Receipt

PLC	- Public Limited Company

*	Non-income producing security.

^	Represents less than 0.05%.

(a)	Money market rate shown represents the rate at March 31, 2019.

Global Atlantic BlackRock Disciplined International Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2019 (Unaudited)

Futures Contracts
					Unrealized
					Appreciation/
Description	Counterparty	Contracts	Expiration Date	Notional Value	(Depreciation)
LONG
Euro Stoxx 50 Index	Goldman Sachs	42	Jun-19	1,543,067	$15,143
FTSE 100 Index	Goldman Sachs	6	Jun-19	563,817	9,886
MSCI Emerging Market Index	Goldman Sachs	16	Jun-19	845,920	3,177
S&P/TSX 60 Index	Goldman Sachs	2	Jun-19	286,568	209
SPI 200 Index	Goldman Sachs	2	Jun-19	219,179	(454)
Yen Denom Nikkei	Goldman Sachs	13	Jun-19	1,248,498	(11,509)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$16,452

Global Atlantic BlackRock Disciplined International Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2019 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Settlement		Currency Units to
Date	Counterparty	Receive		In Exchange For	Unrealized Appreciation
4/1/2019	Morgan Stanley	$1,148	PHP	$60,291	$—
4/1/2019	Morgan Stanley	5,071	DKK	33,714	—

NET UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS					$—

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	COMMON STOCKS - 98.6%
	ADVERTISING - 0.4%
36,208	Interpublic Group of Cos., Inc.	$760,730

	AEROSPACE/DEFENSE - 1.1%
4,891	Harris Corp.	781,142
3,604	HEICO Corp.	341,911
7,979	HEICO Corp. - Class A	670,715
268	Raytheon Co.	48,797
429	TransDigm Group, Inc. *	194,762
		2,037,327
	APPAREL - 1.5%
3,104	Capri Holdings Ltd. *	142,008
3,915	Columbia Sportswear Co.	407,865
2,918	NIKE, Inc.	245,725
7,738	Under Armour, Inc. - Class C *	146,016
22,386	VF Corp.	1,945,567
1,757	Wolverine World Wide, Inc.	62,778
		2,949,959
	AUTO MANUFACTURERS - 0.3%
9,147	PACCAR, Inc.	623,277

	BANKS - 1.5%
9,118	BB&T Corp.	424,261
1,514	BOK Financial Corp.	123,467
3,887	Citizens Financial Group, Inc.	126,328
12,315	East West Bancorp, Inc.	590,751
345	IBERIABANK Corp.	24,740
2,167	Northern Trust Corp.	195,918
3,365	Pinnacle Financial Partners, Inc.	184,066
7,755	Synovus Financial Corp.	266,462
23,205	Western Alliance BanCorp *	952,333
		2,888,326
	BEVERAGES - 0.6%
15,555	Brown-Forman Corp. - Class B	820,993
9,683	Keurig Dr Pepper, Inc.	270,834
		1,091,827
	BIOTECHNOLOGY - 2.4%
760	Alnylam Pharmaceuticals, Inc. *	71,022
6,608	BioMarin Pharmaceutical, Inc. *	586,989
5,172	Exact Sciences Corp. *	447,999
10,973	Exelixis, Inc. *	261,157
9,121	Gilead Sciences, Inc.	592,956
15,238	Incyte Corp. *	1,310,620
8,484	Ionis Pharmaceuticals, Inc. *	688,646
213	Regeneron Pharmaceuticals, Inc. *	87,462
5,287	Seattle Genetics, Inc. *	387,220
684	Vertex Pharmaceuticals, Inc. *	125,822
		4,559,893

	BUILDING MATERIALS - 1.9%
4,263	Lennox International, Inc.	1,127,137
3,613	Martin Marietta Materials, Inc.	726,863
10,551	Masco Corp.	414,760
12,172	Vulcan Materials Co.	1,441,165
		3,709,925
	CHEMICALS - 0.3%
4,715	FMC Corp.	362,206
2,723	WR Grace & Co.	212,503
		574,709
	COMMERCIAL SERVICES - 7.0%
679	ASGN, Inc. *	43,110
1,630	Automatic Data Processing, Inc.	260,376
21,223	Booz Allen Hamilton Holding Corp.	1,233,905
3,065	Bright Horizons Family Solutions, Inc. *	389,592
3,888	Cintas Corp.	785,804
1,723	CoStar Group, Inc. *	803,642
355	FleetCor Technologies, Inc. *	87,539
249	Green Dot Corp. *	15,102
19,236	H&R Block, Inc.	460,510
7,979	Insperity, Inc.	986,683
3,962	Morningstar, Inc.	499,172
2,497	Paylocity Holding Corp. *	222,707
18,327	Robert Half International, Inc.	1,194,187
23,426	Rollins, Inc.	974,990
22,848	Square, Inc. *	1,711,772
18,880	Total System Services, Inc.	1,793,789
16,236	TransUnion	1,085,214
1,608	TriNet Group, Inc. *	96,062
7,126	United Rentals, Inc. *	814,146
		13,458,302
	COMPUTERS - 2.2%
17,986	Dell Technologies, Inc. - Class C *	1,055,598
2,872	EPAM Systems, Inc. *	485,741
10,821	Fortinet, Inc. *	908,639
9,366	NetApp, Inc.	649,438
6,331	Nutanix, Inc. *	238,932
42,609	Pure Storage, Inc. *	928,450
		4,266,798
	DISTRIBUTION/WHOLESALE - 1.7%
11,760	Copart, Inc. *	712,538
6,681	HD Supply Holdings, Inc. *	289,621
8,025	KAR Auction Services, Inc.	411,763
3,979	Watsco, Inc.	569,833
7,240	WESCO International, Inc. *	383,792
3,207	WW Grainger, Inc.	965,083
		3,332,630
	DIVERSIFIED FINANCIAL SERVICES - 3.4%
233	Alliance Data Systems Corp.	40,770
18,579	Charles Schwab Corp.	794,438
22,022	Discover Financial Services	1,567,086
8,564	Evercore, Inc.	779,324
10,463	Moelis & Co.	435,365
9,859	SEI Investments Co.	515,133
14,055	Synchrony Financial	448,355
14,481	T Rowe Price Group, Inc.	1,449,838
2,377	TD Ameritrade Holding Corp.	118,826
22,364	Western Union Co.	413,063
		6,562,198

	ELECTRICAL COMPONENTS & EQUIPMENT- 0.6%
9,243	AMETEK, Inc.	766,892
3,408	Generac Holdings, Inc. *	174,592
2,123	Hubbell, Inc.	250,472
		1,191,956
	ELECTRONICS - 3.0%
14,187	Allegion PLC	1,286,903
2,061	Mettler-Toledo International, Inc. *	1,490,103
34,917	National Instruments Corp.	1,548,918
3,721	Sensata Technologies Holding PLC *	167,519
4,855	Waters Corp. *	1,222,052
		5,715,495
	ENGINERRING & CONSTRUCTION - 0.2%
1,917	Fluor Corp.	70,546
7,043	frontdoor, Inc. *	242,420
936	MasTec, Inc. *	45,022
		357,988
	ENTERTAINMENT - 0.6%
3,246	Lions Gate Entertainment Corp. - Class A	50,767
6,551	Lions Gate Entertainment Corp. - Class B	98,920
7,204	Live Nation Entertainment, Inc. *	457,742
3,263	Penn National Gaming, Inc. *	65,586
3,762	Six Flags Entertainment Corp.	185,655
1,667	Vail Resorts, Inc.	362,239
		1,220,909
	ENVIRONMENTAL CONTROL - 0.3%
7,149	Republic Services, Inc.	574,637

	FOOD - 0.9%
15,221	Hershey Co.	1,747,827
567	McCormick & Co, Inc.	85,407
		1,833,234
	FOOD SERVICE - 0.1%
7,844	Aramark	231,790

	HAND/MACHINE TOOLS - 0.4%
4,609	Snap-on, Inc.	721,401

	HEALTHCARE PRODUCTS - 4.7%
2,905	ABIOMED, Inc. *	829,639
2,173	Align Technology, Inc. *	617,849
9,356	Bruker Corp.	359,645
10,475	Edwards Lifesciences Corp. *	2,004,182
5,462	Genomic Health, Inc. *	382,613
2,010	Globus Medical, Inc. *	99,314
5,435	Hill-Rom Holdings, Inc.	575,349
8,334	IDEXX Laboratories, Inc. *	1,863,482
203	Inogen, Inc. *	19,360
7,309	Masimo Corp. *	1,010,689
254	Penumbra, Inc. *	37,341
2,345	ResMed, Inc.	243,810
1,038	STERIS PLC	132,895
1,740	Stryker Corp.	343,685
4,677	Varian Medical Systems, Inc. *	662,824
		9,182,677

	HEALTHCARE - SERVICES - 1.7%
19,033	Centene Corp. *	1,010,652
2,417	Charles River Laboratories International, Inc. *	351,069
2,781	Chemed Corp.	890,115
1,631	Encompass Health Corp.	95,250
528	Humana, Inc.	140,448
2,838	WellCare Health Plans, Inc. *	765,551
		3,253,085
	HOME BUILDERS - 0.9%
23,798	DR Horton, Inc.	984,761
112	NVR, Inc. *	309,904
6,071	Thor Industries, Inc.	378,648
		1,673,313
	HOME FURNISHINGS - 0.1%
3,273	Tempur Sealy International, Inc. *	188,754
556	Whirlpool Corp.	73,887
		262,641
	HOUSEHOLD PRODUCTS/WARES - 1.0%
2,376	Avery Dennison Corp.	268,488
14,911	Church & Dwight Co., Inc.	1,062,111
4,362	Clorox Co.	699,927
		2,030,526
	INSURANCE - 0.4%
2,418	Arthur J. Gallagher & Co.	188,846
7,690	Athene Holding Ltd. *	313,752
1,204	CNO Financial Group, Inc.	19,481
648	Essent Group Ltd. *	28,156
768	Hartford Financial Services, Group Inc.	38,185
3,487	Unum Group	117,965
		706,385
	INTERNET - 8.2%
291	Amazon.com, Inc. *	518,198
22,458	CDW Corp.	2,164,277
6,257	Expedia Group, Inc.	744,583
2,304	F5 Networks, Inc. *	361,567
19,947	GoDaddy, Inc. *	1,499,815
3,345	GrubHub, Inc. *	232,377
3,512	InterActiveCorp. *	737,906
8,030	Lyft, Inc. *	628,428
3,217	Match Group, Inc.	182,114
6,999	Palo Alto Networks, Inc. *	1,699,917
10,155	RingCentral, Inc. *	1,094,709
698	Stitch Fix, Inc. *	19,705
5,650	TripAdvisor, Inc. *	290,693
49,429	Twitter, Inc. *	1,625,226
14,361	VeriSign, Inc. *	2,607,383
2,979	Wayfair, Inc. *	442,233
4,736	Yelp, Inc. *	163,392
8,633	Zendesk, Inc. *	733,805
751	Zillow Group, Inc. *	25,684
		15,772,012

	IRON/STEEL - 0.2%
10,776	Steel Dynamics, Inc.	380,070

	LEISURE - 0.2%
4,321	Carnival Corp.	219,161
3,735	Norwegian Cruise Line Holdings Ltd. *	205,276
		424,437
	LODGING - 2.0%
6,592	Boyd Gaming Corp.	180,357
44,786	Extended Stay America, Inc.	803,909
15,994	Hilton Worldwide Holdings, Inc.	1,329,261
544	Las Vegas Sands Corp.	33,162
15,141	Wyndham Destinations, Inc.	613,059
7,679	Wyndham Hotels & Resorts, Inc.	383,873
4,752	Wynn Resorts Ltd.	567,009
		3,910,630
	MACHINERY - DIVERSIFIED - 3.0%
4,761	Cummins, Inc.	751,619
2,638	Curtiss-Wright Corp.	298,991
10,139	Graco, Inc.	502,083
2,652	IDEX Corp.	402,414
17,076	Rockwell Automation, Inc.	2,996,155
1,551	Roper Technologies, Inc.	530,395
3,843	Xylem, Inc.	303,751
		5,785,408
	MEDIA - 2.8%
13,205	AMC Networks, Inc. *	749,516
331	Cable One, Inc.	324,837
27,007	CBS Corp.	1,283,643
8,442	FactSet Research Systems, Inc.	2,095,895
3,316	Sinclair Broadcast Group, Inc.	127,600
146,373	Sirius XM Holdings, Inc.	829,935
		5,411,426
	MISCELLANEOUS MANUFACTURER - 2.1%
2,136	AO Smith Corp.	113,892
17,443	Crane Co.	1,476,027
2,692	Donaldson Co., Inc.	134,762
1,192	Hexcel Corp.	82,439
16,426	Ingersoll-Rand PLC	1,773,187
1,246	Parker-Hannifin Corp.	213,839
5,701	Textron, Inc.	288,813
		4,082,959
	OFFICE/BUSINESS EQUIPMENT - 0.4%
3,470	Zebra Technologies Corp. *	727,069

	OIL & GAS - 0.9%
27,962	Cabot Oil & Gas Corp.	729,808
7,508	Continental Resources, Inc. *	336,133
12,303	Encana Corp.	89,074
5,415	Murphy USA, Inc. *	463,632
8,337	Nabors Industries Ltd.	28,679
		1,647,326
	OIL & GAS SERVICES - 0.0% ^
5,086	Halliburton Co.	149,020

	PACKAGING & CONTAINERS - 0.8%
9,182	Packaging Corp. of America	912,507
17,109	Westrock Co.	656,130
		1,568,637

	PHARMACEUTICALS - 2.5%
233	AbbVie, Inc.	18,777
1,662	Alkermes PLC *	60,646
14,857	AmerisourceBergen Corp.	1,181,429
7,053	DexCom, Inc. *	840,012
1,795	Herbalife Nutrition Ltd. *	95,117
4,761	Jazz Pharmaceuticals PLC *	680,585
8,652	Nektar Therapeutics *	290,707
8,582	Neurocrine Biosciences, Inc. *	756,074
4,541	PRA Health Sciences, Inc. *	500,827
2,345	Sarepta Therapeutics, Inc. *	279,501
470	Zoetis, Inc.	47,315
		4,750,990
	PIPELINES - 0.3%
9,210	Cheniere Energy, Inc. *	629,596

	REAL ESTATE - 0.4%
14,729	CBRE Group, Inc. *	728,349

	REAL ESTATE INVESTMENT TRUSTS - 2.2%
6,877	Brandywine Realty Trust	109,069
23,374	Equity LifeStyle Properties, Inc.	2,671,648
16,192	First Industrial Realty Trust, Inc.	572,549
600	Lamar Advertising Co.	47,556
8,283	Outfront Media, Inc.	193,822
3,583	Park Hotels & Resorts, Inc.	111,360
502	Prologis, Inc.	36,119
7,774	RLJ Lodging Trust	136,589
1,862	SBA Communications Corp. *	371,767
		4,250,479
	RETAIL - 8.0%
829	AutoZone, Inc. *	848,995
8,327	Best Buy Co., Inc.	591,717
315	Burlington Stores, Inc. *	49,354
1,643	Chipotle Mexican Grill, Inc. *	1,167,039
7,672	Darden Restaurants, Inc.	931,918
3,528	Dick’s Sporting Goods, Inc.	129,866
8,822	Dollar General Corp.	1,052,465
4,122	Domino’s Pizza Inc.	1,063,888
6,960	Kohl’s Corp.	478,639
12,004	Lululemon Athletica Inc. *	1,967,095
3,235	Macy’s, Inc.	77,737
11,394	Nordstrom Inc.	505,666
8,237	Nu Skin Enterprises, Inc.	394,223
3,807	O’Reilly Automotive Inc. *	1,478,258
4,891	Penske Automotive Group Inc.	218,383
18,035	Ross Stores Inc.	1,679,059
11,789	Target Corp.	946,185
3,714	Tractor Supply Co.	363,081
4,004	Ulta Beauty Inc. *	1,396,315
1,355	Urban Outfitters Inc. *	40,162
2,270	Yum China Holdings, Inc.	101,946
		15,481,991

	SEMICONDUCTORS - 5.2%
51,939	Advanced Micro Devices, Inc. *	1,325,483
3,790	Analog Devices, Inc.	398,973
284	Cabot Microelectronics Corp.	31,797
8,735	Cirrus Logic, Inc. *	367,481
25,892	Cypress Semiconductor Corp.	386,309
4,767	KLA-Tencor Corp.	569,227
9,425	Lam Research Corp.	1,687,169
1,608	Maxim Integrated Products, Inc.	85,497
5,864	MKS Instruments, Inc.	545,645
4,319	Monolithic Power Systems, Inc.	585,181
23,480	ON Semiconductor Corp. *	482,984
3,958	Silicon Laboratories, Inc. *	320,044
6,779	Skyworks Solutions, Inc.	559,132
3,585	Teradyne, Inc.	142,826
20,395	Xilinx, Inc.	2,585,882
		10,073,630
	SHIPBUILDING - 0.4%
3,613	Huntington Ingalls Industries, Inc.	748,614

	SOFTWARE - 17.2%
9,753	ACI Worldwide, Inc. *	320,581
12,199	Akamai Technologies, Inc. *	874,790
208	ANSYS, Inc. *	38,004
5,364	Aspen Technology, Inc. *	559,251
7,892	Atlassian Corp. PLC *	886,982
11,322	Autodesk, Inc. *	1,764,194
22,946	Black Knight, Inc. *	1,250,557
12,662	Broadridge Financial Solutions, Inc.	1,312,923
17,094	Cadence Design Systems, Inc. *	1,085,640
22,086	Cerner Corp. *	1,263,540
4,842	DocuSign, Inc. *	251,009
14,936	Dropbox, Inc. *	325,605
8,992	Fidelity National Information Services, Inc.	1,016,995
33,225	First Data Corp. *	872,821
8,065	Fiserv, Inc. *	711,978
1,529	Jack Henry & Associates, Inc.	212,133
3,497	Manhattan Associates, Inc. *	192,720
3,020	New Relic, Inc. *	298,074
40,899	Paychex, Inc.	3,280,100
1,877	Paycom Software, Inc. *	354,997
8,365	Pegasystems, Inc.	543,725
4,441	Pluralsight, Inc. *	140,957
7,732	RealPage, Inc. *	469,255
10,900	Red Hat, Inc. *	1,991,430
4,477	salesforce.com, Inc. *	709,022
12,363	ServiceNow, Inc. *	3,047,356
12,299	Splunk, Inc. *	1,532,455
5,815	SS&C Technologies Holdings, Inc.	370,357
6,122	Synopsys, Inc. *	704,948
10,606	Tableau Software, Inc. *	1,349,932
2,728	Take-Two Interactive Software, Inc. *	257,441
5,832	Teradata Corp. *	254,567
5,209	Twilio, Inc. *	672,899
1,875	Ultimate Software Group, Inc. *	618,994
13,895	Veeva Systems, Inc. *	1,762,720
9,805	Workday, Inc. *	1,890,894
		33,189,846

	TELECOMMUNICATIONS - 1.2%
3,380	Arista Networks, Inc. *	1,062,875
6,484	Ciena Corp. *	242,113
6,172	LogMeIn, Inc.	494,377
4,259	Motorola Solutions, Inc.	598,049
		2,397,414
	TRANSPORTATION - 1.4%
7,736	CH Robinson Worldwide, Inc.	672,955
4,318	JB Hunt Transport Services, Inc.	437,370
12,204	Landstar System, Inc.	1,334,991
13,600	Schneider National, Inc.	286,280
		2,731,596

	TOTAL COMMON STOCKS (Cost - $166,183,660)	190,613,437

	SHORT-TERM INVESTMENT - 1.3%
	MONEY MARKET FUND - 1.3%
2,611,988	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 2.30% (a)(Cost - $2,611,988)	2,611,988

	TOTAL INVESTMENTS - 99.9% (Cost - $168,795,648)	$193,225,425
	OTHER ASSETS LESS LIABILITIES - NET - 0.1%	165,900
	TOTAL NET ASSETS - 100.0%	$193,391,325

*	Non-Income producing security.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Money market rate shown represents the rate at March 31, 2019.

FUTURES CONTRACTS
					Unrealized
Description	Counterparty	Contracts	Expiration Date	Notional Value	Appreciation
LONG
S&P 500 E-mini Future	Goldman Sachs	20	Jun-19	$2,837,800	$53,878
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$53,878

Global Atlantic BlackRock Disciplined Small Cap Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.7%
	ADVERTISING - 0.4%
331	Trade Desk, Inc. *	$65,521

	AEROSPACE/DEFENSE - 1.4%
174	AAR Corp.	5,657
433	Aerojet Rocketdyne Holdings, Inc. *	15,384
545	MSA Safety, Inc.	56,353
		77,394
	AGRICULTURE - 0.1%
1,865	Vector Group Ltd.	20,123

	AIRLINES - 0.3%
923	Hawaiian Holdings, Inc.	24,229
225	SkyWest, Inc.	12,215
263	Spirit Airlines, Inc. *	13,902
		50,346
	APPAREL - 1.1%
318	Columbia Sportswear Co.	33,129
1,383	Crocs, Inc. *	35,612
372	Deckers Outdoor Corp. *	54,680
415	Oxford Industries, Inc.	31,233
1,352	Wolverine World Wide, Inc.	48,307
		202,961
	AUTO MANUFACTURERS - 0.1%
458	Navistar International Corp. *	14,793

	AUTO PARTS & EQUIPMENT - 0.8%
383	Altra Industrial Motion Corp.	11,892
174	Cooper-Standard Holdings, Inc. *	8,171
2,773	Dana, Inc.	49,193
1,114	Meritor, Inc. *	22,670
865	Modine Manufacturing Co. *	11,998
1,530	Tenneco, Inc.	33,905
732	Tower International, Inc.	15,394
		153,223
	BANKS - 8.0%
1,637	Bank of Commerce Holdings	17,270
264	Banner Corp.	14,301
278	BOK Financial Corp.	22,671
2,030	Cadence BanCorp	37,657
330	Carolina Financial Corp.	11,415
2,312	Cathay General Bancorp	78,400
1,228	Chemical Financial Corp.	50,544
329	Enterprise Bancorp, Inc.	9,452

3,140	First Commonwealth Financial Corp.	39,564
395	First Horizon National Corp.	5,522
1,239	First of Long Island Corp.	27,171
1,473	Flagstar Bancorp, Inc.	48,491
1,363	Glacier Bancorp, Inc.	54,615
1,940	Hanmi Financial Corp.	41,264
1,449	Heritage Commerce Corp.	17,533
2,097	Home BancShares, Inc.	36,844
3,871	Hope Bancorp, Inc.	50,633
24	IBERIABANK Corp.	1,721
3,186	Independent Bank Corp.	68,499
135	Independent Bank Group, Inc.	6,924
404	International Bancshares Corp.	15,364
2,259	Lakeland Financial Corp.	102,152
1,249	LCNB Corp.	21,420
1,051	MBT Financial Corp.	10,531
745	Merchants Bancorp	16,018
567	National Bank Holdings Corp.	18,858
491	Preferred Bank	22,080
760	QCR Holdings, Inc.	25,779
510	Republic Bancorp, Inc. *	22,807
1,015	Republic First Bancorp, Inc.	5,329
2,046	Sandy Spring Bancorp, Inc.	63,999
520	Shore Bancshares, Inc.	7,753
797	Sierra Bancorp	19,367
1,284	SmartFinancial, Inc. *	24,280
621	South State Corp.	42,439
782	Sterling Bancorp, Inc.	26,870
541	TriCo Bancshares	21,256
3,832	TriState Capital Holdings, Inc. *	78,288
4,616	United Community Banks, Inc.	115,077
191	Walker & Dunlop, Inc.	9,724
1,154	West Bancorporation, Inc.	23,865
1,665	Wintrust Financial Corp.	112,104
		1,445,851
	BANKS - 0.2%
150	Boston Beer Co, Inc. *	44,210

	BIOTECHNOLOGY - 3.5%
1,515	ACADIA Pharmaceuticals, Inc. *	40,678
4,507	Achillion Pharmaceuticals, Inc. *	13,341
2,241	Acorda Therapeutics, Inc. *	29,783
1,610	Agenus, Inc. *	4,782
1,093	Alder Biopharmaceuticals, Inc. *	14,919
807	AMAG Pharmaceuticals, Inc. *	10,394
875	Amicus Therapeutics, Inc. *	11,900
327	AnaptysBio, Inc. *	23,887
989	Arcus Biosciences, Inc. *	12,353
2,190	Ardelyx, Inc. *	6,132
479	Arena Pharmaceuticals, Inc. *	21,474
510	Assembly Biosciences, Inc. *	10,042

298	Atara Biotherapeutics, Inc. *	11,846
5,026	Athersys, Inc. *	7,539
152	Blueprint Medicines Corp. *	12,168
1,099	Calithera Biosciences, Inc. *	7,407
1,062	ChemoCentryx, Inc. *	14,751
905	CytomX Therapeutics, Inc. *	9,729
313	Editas Medicine, Inc. *	7,653
510	Emergent BioSolutions, Inc. *	25,765
2,668	Enzo Biochem, Inc. *	7,284
274	Exact Sciences Corp. *	23,734
656	Fate Therapeutics, Inc. *	11,526
337	FibroGen, Inc. *	18,316
216	Five Prime Therapeutics, Inc. *	2,894
1,472	Halozyme Therapeutics, Inc. *	23,699
107	Intercept Pharmaceuticals, Inc. *	11,969
269	Ligand Pharmaceuticals, Inc. *	33,816
354	MacroGenics, Inc. *	6,365
728	Medicines Co. *	20,348
807	Myriad Genetics, Inc. *	26,792
3,592	Nymox Pharmaceutical Corp. *	7,076
648	Prothena Corp. PLC *	7,860
165	Puma Biotechnology, Inc. *	6,400
382	REGENXBIO, Inc. *	21,892
720	Retrophin, Inc. *	16,294
6	Sage Therapeutics, Inc. *	954
1,095	Sangamo Therapeutics, Inc. *	10,446
231	Spark Therapeutics, Inc. *	26,306
474	Spectrum Pharmaceuticals, Inc. *	5,067
258	Ultragenyx Pharmaceutical, Inc. *	17,895
541	Veracyte, Inc. *	13,536
2,433	ZIOPHARM Oncology, Inc. *	9,367
		626,379
	BUILDING MATERIALS - 1.6%
402	Boise Cascade Co.	10,758
2,392	Builders FirstSource, Inc. *	31,909
515	Continental Building Products, Inc. *	12,767
1,005	Griffon Corp.	18,572
178	JELD-WEN Holding, Inc. *	3,143
782	Louisiana-Pacific Corp.	19,065
5,266	LSI Industries, Inc.	13,850
297	Patrick Industries, Inc. *	13,460
828	PGT Innovations, Inc. *	11,468
716	Summit Materials, Inc. *	11,363
1,054	Trex Co., Inc. *	64,842
2,616	Universal Forest Products, Inc.	78,192
		289,389
	CHEMICALS - 1.8%
490	AdvanSix, Inc. *	13,999
721	Ferro Corp. *	13,649
718	GCP Applied Technologies, Inc. *	21,253
1,075	HB Fuller Co.	52,288

303	Ingevity Corp. *	32,000
1,131	Innospec, Inc.	94,269
824	Koppers Holdings, Inc. *	21,408
1,298	PolyOne Corp.	38,044
418	Stepan Co.	36,583
91	Univar, Inc. *	2,014
		325,507
	COAL - 0.2%
1,002	Peabody Energy Corp.	28,387

	COMMERCIAL SERVICES - 5.2%
649	Aaron’s, Inc.	34,137
575	AMN Healthcare Services, Inc. *	27,077
548	Arlo Technologies, Inc. *	2,263
1,145	ASGN, Inc. *	72,696
279	Avis Budget Group, Inc. *	9,726
1,122	Care.com, Inc. *	22,171
1,179	Carriage Services, Inc.	22,696
1,441	Chegg, Inc. *	54,931
383	CorVel Corp. *	24,987
640	CRA International, Inc.	32,346
125	Forrester Research, Inc.	6,044
176	Grand Canyon Education, Inc. *	20,154
659	Green Dot Corp. *	39,968
370	HealthEquity, Inc. *	27,373
981	Insperity, Inc.	121,310
604	Kelly Services, Inc.	13,324
1,894	Kforce, Inc.	66,517
1,414	Korn Ferry International	63,319
885	LiveRamp Holdings, Inc. *	48,294
1,092	Matthews International Corp.	40,349
80	Medifast, Inc.	10,204
282	National Research Corp.	10,885
616	Paylocity Holding Corp. *	54,941
762	Quad/Graphics, Inc.	9,068
329	Rosetta Stone, Inc. *	7,189
393	Sotheby’s *	14,836
690	SP Plus Corp. *	23,543
262	Strategic Education, Inc.	34,403
392	TriNet Group, Inc. *	23,418
301	Weight Watchers International, Inc. *	6,065
		944,234
	COMPUTERS - 2.0%
35	CACI International, Inc. *	6,371
571	EPAM Systems, Inc. *	96,573
507	Insight Enterprises, Inc. *	27,915
376	Lumentum Holdings, Inc. *	21,259
1,132	Mitek Systems, Inc. *	13,856
671	NetScout Systems, Inc. *	18,835
648	Nutanix, Inc. *	24,456
1,655	Pure Storage, Inc. *	36,062

332	Qualys, Inc. *	27,470
651	Rapid7, Inc. *	32,947
355	Varonis Systems, Inc. *	21,169
511	Virtusa Corp. *	27,313
382	Vocera Communications, Inc. *	12,083
		366,309
	COSMETICS/PERSONAL CARE - 0.3%
759	Inter Parfums, Inc.	57,585

	DISTRIBUTION/WHOLESALE - 0.9%
228	Anixter International, Inc. *	12,793
881	Core-Mark Holding Co, Inc.	32,712
453	H&E Equipment Services, Inc.	11,375
1,922	ScanSource, Inc. *	68,846
430	SiteOne Landscape Supply, Inc. *	24,575
457	Systemax, Inc.	10,346
		160,647
	DIVERSIFIED FINANCIAL SERVICES - 1.8%
4,679	BrightSphere Investment Group PLC	51,282
982	Enova International, Inc. *	22,409
86	Evercore, Inc.	7,826
446	Federal Agricultural Mortgage Corp.	32,304
2,425	Ladenburg Thalmann Financial Services, Inc.	6,863
3,331	LendingClub Corp. *	10,293
31	LendingTree, Inc. *	10,898
13,134	Medley Management, Inc.	45,050
1,278	Moelis & Co.	53,178
98	Mr. Cooper Group, Inc. *	940
368	Piper Jaffray Cos	26,801
802	Silvercrest Asset Management Group, Inc.	11,429
321	Stifel Financial Corp.	16,936
453	WageWorks, Inc. *	17,105
297	Westwood Holdings Group, Inc.	10,475
		323,789
	ELECTRIC - 2.5%
593	Avista Corp.	24,088
906	Black Hills Corp.	67,107
1,710	Clearway Energy, Inc.	24,863
1,517	Clearway Energy, Inc. - Class A	22,922
2,363	IDACORP, Inc.	235,213
1,131	PNM Resources, Inc.	53,542
760	Vistra Energy Corp.	19,783
		447,518
	ELECTRICAL COMPONENTS & EQUIPMENT- 0.7%
398	EnerSys	25,934
1,593	Generac Holdings, Inc. *	81,609
147	Littelfuse, Inc.	26,825
		134,368

	ELECTRONICS - 3.0%
627	Control4 Corp. *	10,615
6,967	Fitbit, Inc. *	41,245
2,043	GoPro, Inc. *	13,280
951	OSI Systems, Inc. *	83,308
1,501	Sanmina Corp. *	43,304
583	SYNNEX Corp.	55,612
467	Tech Data Corp. *	47,825
2,186	Vishay Intertechnology, Inc.	40,375
531	Vishay Precision Group, Inc. *	18,166
1,298	Watts Water Technologies, Inc.	104,904
848	Woodward, Inc.	80,467
		539,101
	ENERGY - ALTERNATE SOURCES - 0.2%
4,096	Pacific Ethanol, Inc. *	4,014
649	Renewable Energy Group, Inc. *	14,252
128	REX American Resources Corp. *	10,318
		28,584
	ENGINEERING & CONSTRUCTION - 1.2%
1,153	Comfort Systems USA, Inc.	60,406
545	EMCOR Group, Inc.	39,829
1,082	MasTec, Inc. *	52,044
694	MYR Group, Inc. *	24,033
973	Primoris Services Corp.	20,122
275	TopBuild Corp. *	17,826
		214,260
	ENTERTAINMENT - 1.2%
652	AMC Entertainment Holdings, Inc.	9,682
473	Eldorado Resorts, Inc. *	22,084
1,642	IMAX Corp. *	37,241
310	Marriott Vacations Worldwide Corp.	28,985
2,314	Penn National Gaming, Inc. *	46,511
461	Scientific Games Corp. *	9,414
2,171	SeaWorld Entertainment, Inc. *	55,925
		209,842
	ENVIRONMENTAL CONTROL - 0.1%
291	Tetra Tech, Inc.	17,341

	FOOD - 1.1%
200	Calavo Growers, Inc.	16,770
545	Chefs’ Warehouse, Inc. *	16,922
3,512	Dean Foods Co.	10,641
5	J&J Snack Foods Corp.	794
417	John B Sanfilippo & Son, Inc.	29,970
2,071	Performance Food Group Co. *	82,094
128	Sanderson Farms, Inc.	16,876
4,322	Smart & Final Stores, Inc. *	21,351
		195,418
	FOREST PRODUCTS & PAPER - 0.2%
1,045	Schweitzer-Mauduit International, Inc.	40,462

	GAS - 0.7%
780	Chesapeake Utilities Corp.	71,144
778	Southwest Gas Holdings, Inc.	63,998
		135,142

	HAND/MACHINE TOOLS - 0.2%
202	Kennametal, Inc.	7,424
2,019	Milacron Holdings Corp. *	22,855
		30,279
	HEALTHCARE PRODUCTS - 4.5%
3,283	Accuray, Inc. *	15,660
1,266	AtriCure, Inc. *	33,916
27	Atrion Corp.	23,724
352	Cantel Medical Corp.	23,545
145	Cardiovascular Systems, Inc. *	5,606
680	CONMED Corp.	56,562
619	Genomic Health, Inc. *	43,361
882	Globus Medical, Inc. *	43,580
135	Haemonetics Corp. *	11,810
215	ICU Medical, Inc. *	51,456
306	Inogen, Inc. *	29,183
583	Insulet Corp. *	55,437
157	Integer Holdings Corp. *	11,841
628	Intersect ENT, Inc. *	20,190
624	iRhythm Technologies, Inc. *	46,775
151	LivaNova PLC *	14,685
506	Luminex Corp.	11,643
642	Masimo Corp. *	88,776
246	Merit Medical Systems, Inc. *	15,210
725	NanoString Technologies, Inc. *	17,349
230	Nevro Corp. *	14,377
551	Novocure Ltd. *	26,542
7,845	OPKO Health, Inc. *	20,475
174	Penumbra, Inc. *	25,580
209	Repligen Corp. *	12,348
1,995	RTI Surgical Holdings, Inc. *	11,990
203	STAAR Surgical Co. *	6,941
321	Surmodics, Inc. *	13,957
264	Tandem Diabetes Care, Inc. *	16,764
1,104	Wright Medical Group NV *	34,721
		804,004
	HEALTHCARE - SERVICES - 2.5%
684	American Renal Associates Holdings, Inc. *	4,200
1,713	Catalent, Inc. *	69,531
145	Chemed Corp.	46,410
743	Encompass Health Corp.	43,391
768	Ensign Group, Inc.	39,314
1,719	Invitae Corp. *	40,259
490	LHC Group, Inc. *	54,321
731	Medpace Holdings, Inc. *	43,107
178	Molina Healthcare, Inc. *	25,269
689	Natera, Inc. *	14,207
123	National HealthCare Corp.	9,333
991	Select Medical Holdings Corp. *	13,963
674	Syneos Health, Inc. *	34,886
410	Tenet Healthcare Corp. *	11,824
216	Tivity Health, Inc. *	3,793
		453,808

	HOME BUILDERS - 1.0%
1,085	Beazer Homes USA, Inc. *	12,488
55	LCI Industries	4,225
2,233	MDC Holdings, Inc.	64,891
1,458	Meritage Homes Corp. *	65,187
1,328	TRI Pointe Group, Inc. *	16,786
907	William Lyon Homes *	13,941
		177,518
	HOME FURNISHINGS - 0.3%
303	Hooker Furniture Corp.	8,735
387	iRobot Corp. *	45,546
		54,281
	HOUSEWARE PRODUCTS/WARES - 0.4%
1,340	ACCO Brands Corp.	11,470
248	Central Garden & Pet Co. *	6,339
705	Central Garden & Pet Co. - Class A *	16,391
927	CSS Industries, Inc.	5,553
295	Spectrum Brands Holdings, Inc.	16,160
137	WD-40 Co.	23,213
		79,126
	INSURANCE - 2.5%
178	American National Insurance Co.	21,506
250	Argo Group International Holdings Ltd.	17,665
1,368	Employers Holdings, Inc.	54,870
1,941	Essent Group Ltd. *	84,336
332	FBL Financial Group, Inc.	20,823
4,448	Genworth Financial, Inc. *	17,036
2,604	Greenlight Capital Re Ltd. *	28,305
455	HCI Group, Inc.	19,442
542	Horace Mann Educators Corp.	19,084
124	Kemper Corp.	9,441
494	Kinsale Capital Group, Inc.	33,874
3,921	MGIC Investment Corp. *	51,718
182	Navigators Group, Inc.	12,716
1,150	Protective Insurance Corp.	21,298
1,861	Radian Group, Inc.	38,597
		450,711
	INTERNET - 3.8%
1,125	Boingo Wireless, Inc. *	26,190
607	Cargurus, Inc. *	24,316
358	Cars.com, Inc. *	8,162
749	Cogent Communications Holdings, Inc.	40,633
1,126	Etsy, Inc. *	75,690
3,134	Groupon, Inc. *	11,126
271	GrubHub, Inc. *	18,826
1,827	Limelight Networks, Inc. *	5,901
1,866	NIC, Inc.	31,890
339	Overstock.com, Inc. *	5,634

456	Proofpoint, Inc. *	55,372
317	Q2 Holdings, Inc. *	21,955
2,038	QuinStreet, Inc.	27,289
984	RingCentral, Inc. *	106,075
501	Roku, Inc. *	32,320
198	Shutterfly, Inc. *	8,047
192	Shutterstock, Inc.	8,953
86	Stamps.com, Inc. *	7,001
1,648	TechTarget, Inc. *	26,813
1,115	TrueCar, Inc. *	7,404
2,907	US Auto Parts Network, Inc. *	2,936
1,048	Yelp, Inc. *	36,156
700	Zendesk, Inc. *	59,500
424	Zscaler, Inc. *	30,074
		678,263
	INVESTMENT COMPANIES - 0.2%
2,067	BrightSphere Investment Group PLC	28,029

	IRON/STEEL - 0.5%
1,105	Allegheny Technologies, Inc. *	28,255
322	Carpenter Technology Corp.	14,764
1,759	Cleveland-Cliffs, Inc.	17,572
991	Schnitzer Steel Industries, Inc.	23,784
		84,375
	LEISURE TIME - 0.7%
259	Fox Factory Holding Corp. *	18,102
484	Malibu Boats, Inc. *	19,157
1,135	MasterCraft Boat Holdings, Inc. *	25,617
1,042	Planet Fitness, Inc. *	71,606
		134,482
	LODGING - 0.5%
1,029	Caesars Entertainment Corp. *	8,942
1,507	Century Casinos, Inc. *	13,653
1,554	Marcus Corp.	62,238
		84,833
	MACHINERY - DIVERSIFIED - 1.5%
211	Alamo Group, Inc.	21,087
1,338	Applied Industrial Technologies, Inc.	79,571
1,081	Briggs & Stratton Corp.	12,788
410	Cactus, Inc. *	14,596
429	Curtiss-Wright Corp.	48,623
816	DXP Enterprises, Inc. *	31,759
512	Kadant, Inc.	45,036
277	Manitowoc Co., Inc. *	4,546
618	SPX FLOW, Inc. *	19,714
		277,720
	MEDIA - 1.4%
1,456	Entercom Communications Corp.	7,644
4,818	Entravision Communications Corp.	15,610
1,573	Gray Television, Inc. *	33,599
1,131	Liberty Latin America Ltd. - Class A *	21,874

2,400	Liberty Latin America Ltd. - Class C *	46,680
222	Meredith Corp.	12,268
1,116	MSG Networks, Inc. *	24,273
190	Nexstar Media Group, Inc.	20,590
314	Sinclair Broadcast Group, Inc.	12,083
1,921	Townsquare Media, Inc.	10,988
480	World Wrestling Entertainment, Inc.	41,654
		247,263
	METAL FABRICATE/HARDWARE - 0.9%
3,607	Rexnord Corp. *	90,680
2,495	Ryerson Holding Corp. *	21,357
1,088	TimkenSteel Corp. *	11,816
975	Worthington Industries, Inc.	36,387
		160,240
	MINING - 0.4%
6,536	Hecla Mining Co.	15,033
429	Kaiser Aluminum Corp.	44,929
320	Materion Corp.	18,259
		78,221
	MISCELLANEOUS MANUFACTURER - 1.5%
230	Ambarella, Inc. *	9,936
618	Axon Enterprise, Inc. *	33,625
311	EnPro Industries, Inc.	20,044
816	ESCO Technologies, Inc.	54,696
820	Fabrinet *	42,935
393	Harsco Corp. *	7,923
34	Hillenbrand, Inc.	1,412
142	John Bean Technologies Corp.	13,048
128	Proto Labs, Inc. *	13,458
366	Raven Industries, Inc.	14,043
430	Standex International Corp.	31,562
523	Trinseo SA	23,692
		266,374
	OFFICE FURNISHINGS - 0.3%
2,204	Interface, Inc.	33,765
1,019	Kimball International, Inc.	14,409
		48,174
	OIL & GAS - 1.8%
475	Carrizo Oil & Gas, Inc. *	5,923
644	CVR Energy, Inc.	26,533
550	Delek US Holdings, Inc.	20,031
3,248	Denbury Resources, Inc. *	6,658
5,928	Ensco PLC	23,297
5,122	Evolution Petroleum Corp.	34,574
2,377	Gulfport Energy Corp. *	19,064
1,404	HighPoint Resources Corp. *	3,103
1,933	Matador Resources Co. *	37,365
219	Montage Resources Corp. *	3,294
7,271	Noble Corp. PLC *	20,868
4,899	Oasis Petroleum, Inc. *	29,590
1	Parker Drilling Co. *	—

342	PDC Energy, Inc. *	13,913
255	Penn Virginia Corp. *	11,246
1,122	Rowan Cos PLC *	12,106
874	SandRidge Energy, Inc. *	7,009
8,102	Southwestern Energy Co. *	37,998
3,839	SRC Energy, Inc. *	19,656
1,458	Ultra Petroleum Corp. *	889
		333,117
	OIL & GAS SERVICES - 1.1%
2,783	Archrock, Inc.	27,218
394	Basic Energy Services, Inc. *	1,497
656	C&J Energy Services, Inc. *	10,181
273	Dril-Quip, Inc. *	12,517
949	Exterran Corp. *	15,991
1,688	FTS International, Inc. *	16,880
190	KLX Energy Services Holdings, Inc. *	4,777
676	McDermott International, Inc. *	5,029
607	MRC Global, Inc. *	10,610
1,382	Oil States International, Inc. *	23,439
3,545	Pioneer Energy Services Corp. *	6,275
1,973	ProPetro Holding Corp. *	44,471
1,992	Superior Energy Services, Inc. *	9,303
2,699	TETRA Technologies, Inc. *	6,316
510	US Silica Holdings, Inc.	8,854
		203,358
	PACKAGING & CONTAINERS - 0.0% ^
417	Greif, Inc.	17,201

	PHARMACEUTICALS - 3.9%
777	Aimmune Therapeutics, Inc. *	17,366
2,123	Akebia Therapeutics, Inc. *	17,387
2,520	Array BioPharma, Inc. *	61,438
121	BioSpecifics Technologies Corp. *	7,542
4,959	Chimerix, Inc. *	10,414
707	Clovis Oncology, Inc. *	17,548
2,311	Conatus Pharmaceuticals, Inc. *	2,496
855	Concert Pharmaceuticals, Inc. *	10,320
1,331	Corcept Therapeutics, Inc. *	15,626
1,614	Corvus Pharmaceuticals, Inc. *	6,488
1,799	Dermira, Inc. *	24,376
635	Diplomat Pharmacy, Inc. *	3,689
304	Enanta Pharmaceuticals, Inc. *	29,038
798	Endo International PLC *	6,408
785	Global Blood Therapeutics, Inc. *	41,550
642	Heron Therapeutics, Inc. *	15,690
1,612	Horizon Pharma PLC *	42,605
865	Intellia Therapeutics, Inc. *	14,774
1,900	Ironwood Pharmaceuticals, Inc. *	25,707
82	Mallinckrodt PLC *	1,783
415	MyoKardia, Inc. *	21,576
411	Nektar Therapeutics *	13,810

1,252	Owens & Minor, Inc.	5,133
263	Pacira Pharmaceuticals, Inc. *	10,010
987	Phibro Animal Health Corp.	32,571
302	Portola Pharmaceuticals, Inc. *	10,479
311	PRA Health Sciences, Inc. *	34,300
839	Prestige Brands Holdings, Inc. *	25,094
179	Ra Pharmaceuticals, Inc. *	4,010
299	Reata Pharmaceuticals, Inc. *	25,556
995	Revance Therapeutics, Inc. *	15,681
185	Sarepta Therapeutics, Inc. *	22,050
3,816	Seres Therapeutics, Inc. *	26,216
247	Supernus Pharmaceuticals, Inc. *	8,655
395	USANA Health Sciences, Inc. *	33,129
858	Vanda Pharmaceuticals, Inc. *	15,787
661	Xencor, Inc. *	20,531
207	Zogenix, Inc. *	11,387
		708,220
	REAL ESTATE - 0.6%
432	Marcus & Millichap, Inc. *	17,595
1,446	McGrath RentCorp	81,800
		99,395
	REAL ESTATE INVESTMENT TRUSTS - 9.0%
3,954	Arbor Realty Trust, Inc.	51,283
937	Ares Commercial Real Estate Corp.	14,233
1,478	CareTrust REIT, Inc.	34,674
3,198	CatchMark Timber Trust, Inc.	31,404
7,553	Cedar Realty Trust, Inc.	25,680
2,378	Chatham Lodging Trust	45,753
741	CorePoint Lodging, Inc.	8,277
4,618	DiamondRock Hospitality Co.	50,013
4,866	Easterly Government Properties, Inc.	87,637
1,020	EastGroup Properties, Inc.	113,873
5,838	First Industrial Realty Trust, Inc.	206,432
2,505	Four Corners Property Trust, Inc.	74,148
1,374	Franklin Street Properties Corp.	9,879
326	GEO Group, Inc.	6,259
1,444	Global Net Lease, Inc.	27,292
4,152	Hersha Hospitality Trust	71,165
4,360	Invesco Mortgage Capital, Inc.	68,888
2,473	Kite Realty Group Trust	39,543
2,873	Ladder Capital Corp.	48,898
1,626	National Storage Affiliates Trust	46,357
877	Pennsylvania Real Estate Investment Trust	5,516
3,098	Preferred Apartment Communities, Inc.	45,912
167	PS Business Parks, Inc.	26,191
363	QTS Realty Trust, Inc.	16,331
1,841	Redwood Trust, Inc.	29,732
1,539	Retail Opportunity Investments Corp.	26,686
1,391	Rexford Industrial Realty, Inc.	49,812
4,080	RLJ Lodging Trust	71,686
404	Ryman Hospitality Properties, Inc.	33,225

3,373	STAG Industrial, Inc.	100,009
1,954	Sunstone Hotel Investors, Inc.	28,138
1,263	Terreno Realty Corp.	53,097
1,498	TPG RE Finance Trust, Inc.	29,361
2,231	Xenia Hotels & Resorts, Inc.	48,881
		1,626,265
	RETAIL - 5.6%
1,907	American Eagle Outfitters, Inc.	42,278
277	America’s Car-Mart, Inc. *	25,301
1,374	Asbury Automotive Group, Inc. *	95,301
1,702	Barnes & Noble, Inc.	9,242
303	Bassett Furniture Industries, Inc.	4,972
576	Beacon Roofing Supply, Inc. *	18,524
2,595	Bed Bath & Beyond, Inc.	44,089
405	Big Lots, Inc.	15,398
1,173	BJ’s Restaurants, Inc.	55,459
1,009	BJ’s Wholesale Club Holdings, Inc. *	27,647
1,473	Bloomin’ Brands, Inc.	30,123
1,364	BMC Stock Holdings, Inc. *	24,102
149	Brinker International, Inc.	6,613
1,672	Carrols Restaurant Group, Inc. *	16,670
1,182	Cato Corp.	17,706
742	Cheesecake Factory, Inc.	36,299
2,489	Chico’s FAS, Inc.	10,628
173	Children’s Place, Inc.	16,829
856	Citi Trends, Inc.	16,529
305	Dillard’s, Inc.	21,966
1,414	Express, Inc. *	6,052
638	Five Below, Inc. *	79,272
1,733	Foundation Building Materials, Inc. *	17,053
151	Freshpet, Inc. *	6,386
206	Group 1 Automotive, Inc.	13,328
435	Lithia Motors, Inc.	40,346
393	Ollie’s Bargain Outlet Holdings, Inc. *	33,535
1,124	Party City Holdco, Inc. *	8,925
345	PC Connection, Inc.	12,651
201	RH *	20,693
965	Rush Enterprises, Inc.	40,347
2,203	Sonic Automotive, Inc.	32,626
2,119	Texas Roadhouse, Inc.	131,781
1,048	Zumiez, Inc. *	26,085
		1,004,756
	SAVINGS & LOANS - 1.9%
5,662	Community Bankers Trust Corp.	41,446
1,068	First Defiance Financial Corp.	30,694
2,732	First Financial Northwest, Inc.	43,029
48	First Savings Financial Group, Inc.	2,594
2,835	Meridian Bancorp, Inc.	44,481
3,391	Riverview Bancorp, Inc.	24,788
1,918	TFS Financial Corp.	31,589
1,721	United Community Financial Corp.	16,091
4,059	Washington Federal, Inc.	117,265
		351,977

	SEMICONDUCTORS - 2.5%
510	Alpha & Omega Semiconductor Ltd. *	5,870
5,456	Amkor Technology, Inc. *	46,594
4,037	Aquantia Corp. *	36,575
976	Brooks Automation, Inc.	28,626
218	Cabot Microelectronics Corp.	24,407
1,546	Cirrus Logic, Inc. *	65,040
460	Cohu, Inc.	6,785
229	Cree, Inc. *	13,103
940	Diodes, Inc. *	32,618
1,141	Entegris, Inc.	40,722
327	Inphi Corp. *	14,303
1,187	Integrated Device Technology, Inc. *	58,151
150	Power Integrations, Inc.	10,491
372	Semtech Corp. *	18,939
1,070	Synaptics, Inc. *	42,533
858	Ultra Clean Holdings, Inc. *	8,880
		453,637
	SOFTWARE - 4.8%
2,129	Allscripts Healthcare Solutions, Inc. *	20,311
405	Alteryx, Inc. *	33,967
399	Appfolio, Inc. *	31,681
962	Benefitfocus, Inc. *	47,638
460	Bottomline Technologies de, Inc. *	23,041
942	Box, Inc. *	18,190
2,717	Castlight Health, Inc. *	10,189
3,085	Cloudera, Inc. *	33,750
699	Cornerstone OnDemand, Inc. *	38,291
538	Coupa Software, Inc. *	48,947
619	CSG Systems International, Inc.	26,184
183	Fair Isaac, Corp. *	49,708
666	Five9, Inc. *	35,185
896	GreenSky, Inc. *	11,594
231	HubSpot, Inc. *	38,395
1,963	InnerWorkings, Inc. *	7,106
358	Instructure, Inc. *	16,869
847	LivePerson, Inc. *	24,580
369	ManTech International Corp.	19,933
770	Medidata Solutions, Inc. *	56,395
212	MicroStrategy, Inc. *	30,581
603	New Relic, Inc. *	59,516
595	Omnicell, Inc. *	48,100
788	Progress Software Corp.	34,964
250	SPS Commerce, Inc. *	26,515
1,765	TiVo Corp.	16,450
57	Twilio, Inc. *	7,363
636	Workiva, Inc. *	32,245
512	Yext, Inc. *	11,192
		858,880

	STOREAGE/WAREHOUSING - 0.0% ^
228	Mobile Mini, Inc.	7,738

	TELECOMMUNICATIONS - 2.2%
6,098	A10 Networks, Inc. *	43,235
5,464	Aerohive Networks, Inc. *	24,752
988	Calix, Inc. *	7,608
2,561	Ciena Corp. *	95,628
1,334	Consolidated Communications Holdings, Inc.	14,554
1,770	Extreme Networks, Inc. *	13,257
1,184	Finisar Corp. *	27,433
4,635	Infinera Corp. *	20,116
1,528	Iridium Communications, Inc. *	40,400
277	NETGEAR, Inc. *	9,174
958	Ooma, Inc. *	12,684
584	Plantronics, Inc.	26,928
258	Ubiquiti Networks, Inc.	38,625
1,506	Vonage Holdings Corp. *	15,120
		389,514
	TRANSPORTATION - 1.2%
245	Atlas Air Worldwide Holdings, Inc. *	12,387
283	Covenant Transportation Group, Inc. *	5,371
810	Hub Group, Inc. *	33,089
588	Knight-Swift Transportation Holdings, Inc.	19,216
2,720	Marten Transport Ltd.	48,498
584	Matson, Inc.	21,077
8,692	Nordic American Tankers Ltd.	17,558
220	Saia, Inc. *	13,442
1,366	Scorpio Tankers, Inc.	27,101
561	Werner Enterprises, Inc.	19,158
		216,897
	TRUCKING & LEASING - 0.2%
167	GATX Corp.	12,758
850	Greenbrier Cos, Inc.	27,396
		40,154
	WATER - 0.2%
601	SJW Group	37,106

	TOTAL COMMON STOCKS (Cost - $17,709,571)	17,644,600

	WARRANT - 0.0% ^
20	Parker Drilling Co. (Cost - $0)	—

	SHORT-TERM INVESTMENT - 2.2%
	MONEY MARKET FUND - 2.2%
390,583	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 2.30% (a)(Cost - $390,583)	390,583

	TOTAL INVESTMENTS - 99.9% (Cost - $18,100,154)	$18,035,183
	OTHER ASSETS LESS LIABILITIES - NET - 0.1%	32,196
	TOTAL NET ASSETS - 100.0%	$18,067,379

*	Non-income producing security.

^	Represents less than 0.05%

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Money market rate shown represents the rate at March 31, 2019.

FUTURES CONTRACTS
					Unrealized
Description	Counterparty	Contracts	Expiration Date	Notional Value	Appreciation
LONG
E-mini Russell 2000 Future	Goldman Sachs	5	Jun-19	$385,950	$2,340
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					2,340

Global Atlantic BlackRock Disciplined U.S. Core Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.3%
	ADVERTISING - 0.4%
5,169	Interpublic Group of Cos, Inc.	$108,601

	AEROSPACE/DEFENSE - 2.1%
590	Boeing Co.	225,038
459	General Dynamics Corp.	77,700
50	Northrop Grumman Corp.	13,480
1,131	Raytheon Co.	205,932
		522,150
	AGRICULTURE - 1.2%
1,092	Altria Group, Inc.	62,714
2,293	Archer-Daniels-Midland Co.	98,897
1,420	Phillip Morris International, Inc.	125,514
		287,125
	AIRLINES - 0.2%
1,136	Southwest Airlines, Co.	58,970

	APPAREL - 1.0%
2,180	NIKE, Inc.	183,578
764	VF Corp.	66,399
		249,977
	AUTO MANUFACTURERS - 0.9%
526	General Motors Co.	19,515
2,754	PACCAR, Inc.	187,658
		207,173
	BANKS - 6.3%
11,501	Bank of America Corp.	317,313
4,657	BB&T Corp.	216,690
261	Citigroup, Inc.	16,239
3,857	Citizens Financial Group, Inc.	125,353
784	Fifth Third Bancorp	19,772
319	IBERIABANK Corp.	22,875
4,281	JPMorgan Chase & Co.	433,366
3,328	Morgan Stanley	140,442
1,676	Regions Financial Corp.	23,715
1,087	US Bancorp	52,383
3,380	Wells Fargo & Co.	163,322
224	Western Alliance Bancorp *	9,193
		1,540,663
	BEVERAGES - 1.8%
1,017	Coca-Cola Co.	47,657
98	Constellation Brands, Inc.	17,182
192	Molson Coors Brewing Co.	11,453
824	Monster Beverage Corp. *	44,974
2,618	PepsiCo, Inc.	320,836
		442,102

	BIOTECHNOLOGY - 2.8%
1,189	Amgen, Inc.	225,886
276	Biogen, Inc. *	65,241
709	Celgene Corp. *	66,887
3,530	Gilead Sciences, Inc.	229,485
168	Incyte Corp. *	14,450
102	Regeneron Pharmaceuticals, Inc. *	41,883
259	Vertex Pharmaceuticals, Inc. *	47,643
		691,475
	BUILDING MATERIALS - 0.1%
275	Vulcan Materials Co.	32,560

	CHEMICALS - 0.9%
894	Air Products & Chemicals, Inc.	170,718
347	Eastman Chemical Co.	26,330
192	Linde PLC	33,779
		230,827
	COMMERCIAL SERVICES - 2.8%
1,284	Automatic Data Processing, Inc.	205,106
382	Booz Allen Hamilton Holding Corp.	22,209
520	Ecolab, Inc.	91,801
539	H&R Block, Inc.	12,904
1,015	IHS Markit Ltd. *	55,196
926	Insperity, Inc.	114,509
921	PayPal Holdings, Inc. *	95,637
711	Robert Half International, Inc.	46,329
246	Rollins, Inc.	10,239
42	Square, Inc. *	3,147
194	Total System Services, Inc.	18,432
57	United Rentals, Inc. *	6,512
		682,021
	COMPUTERS - 4.8%
40	Accenture PLC	7,041
559	Amdocs Ltd.	30,247
4,531	Apple, Inc.	860,663
2,302	Dell Technologies, Inc. - Class C *	135,104
3,597	HP, Inc.	69,890
252	International Business Machines Corp.	35,557
1,680	Pure Storage, Inc. *	36,607
		1,175,109
	COSMETICS/PERSONAL CARE - 0.8%
352	Estee Lauder Cos, Inc.	58,274
1,283	Proctor & Gamble Co.	133,496
		191,770
	DISTRIBUTION/WHOLESALE - 0.3%
957	WESCO International, Inc. *	50,731
41	WW Grainger, Inc.	12,338
		63,069
	DIVERSIFIED FINANCIAL SERVICES - 5.0%
1,576	American Express Co.	172,257
735	Capital One Financial Corp.	60,042
4,972	Charles Schwab Corp.	212,603
1,032	Discover Financial Services	73,437
210	Evercore, Inc.	19,110
1,638	Mastercard, Inc.	385,667
953	Moelis & Co.	39,654
934	TD Ameritrade Holding Corp.	46,691
1,296	Visa, Inc.	202,422
		1,211,883

	ELECTRIC - 2.2%
768	Avista Corp.	31,196
1,185	CenterPoint Energy, Inc.	36,380
1,752	CMS Energy Corp.	97,306
1,247	Evergy, Inc.	72,388
664	IDACORP, Inc.	66,095
22	OGE Energy Corp.	949
577	Pinnacle West Capital Corp.	55,150
3,080	Xcel Energy, Inc.	173,127
		532,591
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
142	AMETEK, Inc.	11,782
303	Generac Holdings, Inc. *	15,523
		27,305
	ELECTRONICS - 1.3%
320	Agilent Technologies, Inc.	25,722
898	Allegion PLC	81,458
125	Garmin Ltd.	10,794
730	Honeywell International, Inc.	116,012
34	Keysight Technologies, Inc. *	2,965
1,553	National Instruments Corp.	68,891
		305,842
	ENVIRONMENTAL CONTROL - 0.6%
405	Republic Services, Inc.	32,554
997	Waste Management, Inc.	103,598
		136,152
	FOOD - 1.2%
1,497	Hershey Co.	171,901
33	JM Smucker Co.	3,845
522	Lamb Weston Holdings, Inc.	39,119
153	McCormick & Co, Inc.	23,046
558	Performance Food Group Co. *	22,119
337	Tyson Foods, Inc.	23,398
		283,428
	FOOD SERVICE - 0.2%
1,119	Aramark	33,066

	GAS - 0.4%
916	Atmos Energy Corp.	94,284

	HAND/MACHINE TOOLS - 0.5%
741	Snap-on, Inc.	115,981

	HEALTHCARE PRODUCTS - 2.4%
305	Danaher Corp.	40,266
251	Genomic Health, Inc. *	17,583
89	IDEXX Laboratories, Inc. *	19,900
2,896	Medtronic PLC	263,768
138	STERIS PLC	17,668
1,025	Stryker Corp.	202,458
57	Thermo Fisher Scientific, Inc.	15,602
		577,245
	HEALTHCARE - SERVICES - 2.2%
168	Anthem, Inc.	48,213
256	Humana, Inc.	68,096
76	Quest Diagnostics, Inc.	6,834
1,686	UnitedHealth Group, Inc.	416,880
		540,023

	HOME FURNISHINGS - 0.1%
90	Whirlpool Corp.	11,960

	HOUSEHOLD PRODUCTS/WARES - 0.3%
697	Church & Dwight Co., Inc.	49,647
173	Clorox Co.	27,760
		77,407
	INSURANCE - 4.3%
238	Aflac, Inc.	11,900
1,025	Allstate Corp.	96,535
554	Arthur J. Gallagher & Co.	43,267
2,080	Athene Holding Ltd. *	84,864
2,080	Berkshire Hathaway, Inc. *	417,851
104	Essent Group Ltd. *	4,519
1,748	Hartford Financial Services Group, Inc.	86,911
764	Lincoln National Corp.	44,847
1,252	Travelers Cos, Inc.	171,724
2,208	Unum Group	74,697
		1,037,115
	INTERNET - 9.6%
310	Alphabet, Inc. - Class A *	363,726
215	Alphabet, Inc. - Class C *	253,031
500	Amazon.com, Inc. *	890,375
946	CDW Corp.	91,166
2,349	Facebook, Inc. *	391,555
318	GoDaddy, Inc. *	23,910
1,014	Lyft, Inc. *	79,356
240	Netflix, Inc. *	85,574
18	Palo Alto Networks, Inc. *	4,372
1,161	Twitter, Inc. *	38,174
588	VeriSign, Inc. *	106,757
281	Yelp, Inc. *	9,695
		2,337,691
	IRON/STEEL - 0.2%
174	Nucor Corp.	10,153
1,128	Steel Dynamics, Inc.	39,785
		49,938
	LEISURE - 0.6%
1,692	Carnival Corp.	85,818
674	Norwegian Cruise Line Holdings Ltd. *	37,043
209	Royal Caribbean Cruises Ltd.	23,956
		146,817
	LODGING - 0.3%
235	Extended Stay America, Inc.	4,218
1,134	Las Vegas Sands Corp.	69,129
		73,347
	MACHINERY - CONSTRUCTION & MINING - 0.2%
244	Caterpillar, Inc.	33,060

	MACHINERY - DIVERSIFIED - 0.9%
1,127	Rockwell Automation, Inc.	197,743
54	Roper Technologies, Inc.	18,466
		216,209

	MEDIA - 2.3%
1,232	AMC Networks, Inc. *	69,928
1,375	CBS Corp.	65,354
3,245	Comcast Corp.	129,735
214	FactSet Research Systems, Inc.	53,130
166	Fox Corp. *	5,956
425	Sinclair Broadcast Group, Inc.	16,354
5,816	Sirius XM Holdings, Inc.	32,977
120	Viacom, Inc. - Class A	3,894
1,608	Viacom, Inc. - Class B	45,137
1,188	Walt Disney Co.	131,894
		554,359
	MINING - 0.1%
502	Newmont Mining Corp.	17,957

	MISCELLANEOUS MANUFACTURER - 2.1%
786	3M Co.	163,315
2,207	Crane Co.	186,756
334	Illinois Tool Works, Inc.	47,939
1,011	Ingersoll-Rand PLC	109,137
		507,147
	OIL & GAS - 3.9%
1,660	Anadarko Petroleum Corp.	75,497
1,508	Cabot Oil & Gas Corp.	39,359
2,558	Chevron Corp.	315,094
2,462	ConocoPhillips	164,314
175	Continental Resources, Inc. *	7,835
99	Devon Energy Corp.	3,124
541	Encana Corp.	3,917
2,645	Exxon Mobil Corp.	213,716
223	Murphy USA, Inc. *	19,093
2,114	Nabors Industries Ltd.	7,272
717	Occidental Petroleum Corp.	47,465
627	Phillips 66	59,672
		956,358
	OIL & GAS SERVICES - 0.5%
3,934	Halliburton Co.	115,266

	PACKAGING & CONTAINERS - 0.5%
3,461	Westrock Co.	132,729

	PHARMACEUTICALS - 6.9%
2,026	AbbVie, Inc.	163,275
630	AmerisourceBergen Corp.	50,098
1,891	Bristol-Myers Squibb Co.	90,220
602	Cardinal Health, Inc.	28,986
606	CVS Health Corp.	32,682
273	Herbalife Nutrition Ltd. *	14,466
4,235	Johnson & Johnson	592,011
517	McKesson Corp.	60,520
4,987	Merck & Co., Inc.	414,769
3,480	Pfizer, Inc.	147,796
750	Zoetis, Inc.	75,503
		1,670,326
	PIPELINES - 0.4%
4,306	Kinder Morgan, Inc.	86,163
606	TechnipFMC PLC *	14,253
		100,416

	REAL ESTATE - 0.1%
389	CBRE Group, Inc. *	19,236

	REAL ESTATE INVESTMENT TRUSTS - 3.6%
1,149	Equity LifeStyle Properties, Inc.	131,331
2,578	First Industrial Realty Trust, Inc.	91,158
268	Host Hotels & Resorts, Inc.	5,065
1,126	MGM Growth Properties LLC	36,314
1,199	Outfront Media, Inc.	28,057
2,709	Park Hotels & Resorts, Inc.	84,196
2,576	Prologis, Inc.	185,343
312	Realty Income Corp.	22,951
3,660	RLJ Lodging Trust	64,306
1,201	Simon Property Group, Inc.	218,834
		867,555
	RETAIL - 4.4%
441	Best Buy Co, Inc.	31,337
10	Chipotle Mexican Grill, Inc. *	7,103
608	Costco Wholesale Corp.	147,221
762	Darden Restaurants, Inc.	92,560
472	Dick’s Sporting Goods, Inc.	17,374
64	Domino’s Pizza, Inc.	16,518
1,403	Home Depot, Inc.	269,222
685	Kohl’s Corp.	47,107
249	Lululemon Athletica, Inc. *	40,804
972	Macy’s, Inc.	23,357
457	McDonald’s Corp.	86,784
815	Nu Skin Enterprises, Inc.	39,006
115	Penske Automotive Group, Inc.	5,135
2,569	Target Corp.	206,188
271	TJX Cos, Inc.	14,420
187	Walmart, Inc.	18,238
98	Yum! Brands, Inc.	9,781
		1,072,155
	SEMICONDUCTORS - 2.8%
332	Applied Materials, Inc.	13,167
425	Broadcom Ltd.	127,802
605	Cirrus Logic, Inc. *	25,452
4,996	Intel Corp.	268,285
229	NVIDIA Corp.	41,119
801	QUALCOMM, Inc.	45,681
876	Texas Instruments, Inc.	92,917
592	Xilinx, Inc.	75,060
		689,483
	SOFTWARE - 7.7%
271	ACI Worldwide, Inc. *	8,908
84	Activision Blizzard, Inc.	3,825
574	Adobe Systems, Inc. *	152,965
151	Broadridge Financial Solutions, Inc.	15,657
1,490	Cerner Corp. *	85,243
1,693	Dropbox, Inc. *	36,907
678	Fidelity National Information Services, Inc.	76,682
492	Intuit, Inc.	128,614
5,517	Microsoft Corp.	650,675
38	New Relic, Inc. *	3,751

3,604	Oracle Corp.	193,571
1,442	Paychex, Inc.	115,648
69	Red Hat, Inc. *	12,606
1,628	salesforce.com, Inc. *	257,826
87	ServiceNow, Inc. *	21,445
123	Splunk, Inc. *	15,326
446	Tableau Software, Inc. *	56,767
337	Veeva Systems, Inc. *	42,752
		1,879,168
	TELECOMMUNICATIONS - 3.2%
3,248	AT&T, Inc.	101,857
640	Ciena Corp. *	23,898
4,660	Cisco Systems, Inc.	251,593
983	Corning, Inc.	32,537
236	Juniper Networks, Inc.	6,247
211	LogMeIn, Inc.	16,901
192	Motorola Solutions, Inc.	26,961
5,450	Verizon Communications, Inc.	322,250
		782,244
	TRANSPORTATION - 0.5%
1,125	Landstar System, Inc.	123,064

	WATER - 0.3%
780	American Water Works Co., Inc.	81,323

	TOTAL COMMON STOCKS (Cost - $22,064,136)	23,893,722

	SHORT-TERM INVESTMENT - 1.4%
	MONEY MARKET FUND - 1.4%
349,224	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 2.30% (a) (Cost - $349,224)	349,224

	TOTAL INVESTMENTS - 99.7% (Cost - $22,413,360)	$24,242,946
	OTHER ASSETS LESS LIABILITIES - NET - 0.3%	68,263
	TOTAL NET ASSETS - 100.0%	$24,311,209

*	Non-income producing security.

(a)	Money market rate shown represents the rate at March 31, 2019.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

FUTURES CONTRACTS
					Unrealized
Description	Counterparty	Contracts	Expiration Date	Notional Value	Appreciation
LONG
S&P 500 E-mini Future	Goldman Sachs	3	Jun-19	$425,670	9,360
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					9,360

Global Atlantic BlackRock Disciplined Value Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.4%
	ADVERTISING - 0.5%
60,579	Interpublic Group of Cos, Inc.	$1,272,765

	AEROSPACE/DEFENSE - 0.9%
6,800	General Dynamics Corp.	1,151,104
6,614	Raytheon Co.	1,204,277
		2,355,381
	AGRICULTURE - 1.5%
43,210	Archer-Daniels-Midland Co.	1,863,647
26,219	Philip Morris International, Inc.	2,317,497
		4,181,144
	AIRLINES - 0.3%
14,965	Southwest Airlines Co.	776,833

	APPAREL - 0.2%
4,961	VF Corp.	431,161

	AUTO MANUFACTURERS - 1.1%
3,644	Ford Motor Co.	31,994
24,380	General Motors Co.	904,498
32,390	PACCAR, Inc.	2,207,055
		3,143,547
	BANKS - 12.2%
23,031	Associated Banc-Corp.	491,712
204,726	Bank of America Corp.	5,648,390
2,045	Bank of Hawaii Corp.	161,289
67,503	BB&T Corp.	3,140,915
21,680	Citigroup, Inc.	1,348,930
67,285	Citizens Financial Group, Inc.	2,186,763
4,795	Cullen/Frost Bankers, Inc.	465,451
11,056	East West Bancorp, Inc.	530,356
27,106	Fifth Third Bancorp	683,613
3,301	First Republic Bank	331,618
40,857	Huntington Bancshares, Inc.	518,067
5,228	IBERIABANK Corp.	374,900
83,027	JPMorgan Chase & Co.	8,404,823
2,246	KeyCorp	35,375
64,870	Morgan Stanley	2,737,514
54,609	Regions Financial Corp.	772,717
9,025	SunTrust Banks, Inc.	534,731
27,632	US Bancorp	1,331,586
73,371	Wells Fargo & Co.	3,545,287
11,307	Western Alliance Bancorp *	464,039
		33,708,076
	BEVERAGES - 0.7%
3,613	Molson Coors Brewing Co.	215,515
1,397	Monster Beverage Corp. *	76,248
12,704	PepsiCo, Inc.	1,556,875
		1,848,638

	BIOTECHNOLOGY - 1.3%
6,090	Amgen, Inc.	1,156,978
439	Biogen, Inc. *	103,771
34,864	Gilead Sciences, Inc.	2,266,509
893	United Therapeutics Corp. *	104,811
		3,632,069
	BUILDING MATERIALS - 0.2%
2,433	Vulcan Materials Co.	288,067

	CHEMICALS - 1.5%
13,921	Air Products & Chemicals, Inc.	2,658,354
13,987	Eastman Chemical Co.	1,061,334
1,352	Linde PLC	237,857
1,193	LyondellBasell Industries NV	100,307
		4,057,852
	COMMERCIAL SERVICES - 1.5%
5,457	Automatic Data Processing, Inc.	871,701
4,979	Booz Allen Hamilton Holding Corp.	289,479
5,755	Ecolab, Inc.	1,015,988
6,032	H&R Block, Inc.	144,406
13,602	IHS Markit Ltd. *	739,677
8,917	Insperity, Inc.	1,102,676
817	Robert Half International, Inc.	53,236
823	Square, Inc. *	61,659
		4,278,822
	COMPUTERS - 1.2%
9,573	Amdocs Ltd.	517,995
24,222	Dell Technologies, Inc. - Class C *	1,421,589
53,421	HP, Inc.	1,037,970
18,184	Pure Storage, Inc. *	396,229
		3,373,783
	COSMETICS/PERSONAL CARE - 1.5%
38,588	Proctor & Gamble Co.	4,015,081

	DISTRIBUTION/WHOLESALE - 0.4%
309	Watsco, Inc.	44,252
18,565	WESCO International, Inc. *	984,131
		1,028,383
	DIVERSIFIED FINANCIAL SERVICES - 3.1%
2,890	Affiliated Managers Group, Inc.	309,548
21,618	Ally Financial, Inc.	594,279
13,557	American Express, Co.	1,481,780
16,959	Capital One Financial Corp.	1,385,381
36,689	Charles Schwab Corp.	1,568,822
783	CME Group, Inc.	128,866
17,731	Discover Financial Services	1,261,738
1,862	Evercore. Inc.	169,442
3,305	Intercontinental Exchange, Inc.	251,643
1,802	Mastercard, Inc.	424,281
8,491	Moelis & Co.	353,311
4,886	Synchrony Financial	155,863
5,870	TD Ameritrade Holding Corp.	293,441
3,985	Western Union Co.	73,603
		8,451,998

	ELECTRIC - 4.8%
5,995	Alliant Energy Corp.	282,544
11,273	Avista Corp.	457,909
23,858	CenterPoint Energy, Inc.	732,441
27,932	CMS Energy Corp.	1,551,343
21,291	Consolidated Edison, Inc.	1,805,690
8,094	DTE Energy Co.	1,009,646
23,327	Evergy, Inc.	1,354,132
10,729	IDACORP, Inc.	1,067,965
1,288	NorthWestern Corp.	90,688
15,759	OGE Energy Corp.	679,528
16,805	Pinnacle West Capital Corp.	1,606,222
48,688	Xcel Energy, Inc.	2,736,752
		13,374,860
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
10,509	AMETEK, Inc.	871,932
4,100	Generac Holdings, Inc. *	210,043
		1,081,975
	ELECTRONICS - 1.3%
6,621	Agilent Technologies, Inc.	532,196
8,821	Allegion PLC	800,153
2,366	Garmin Ltd.	204,304
4,912	Honeywell International, Inc.	780,615
2,108	Keysight Technologies, Inc. *	183,818
24,332	National Instruments Corp.	1,079,368
		3,580,454
	ENGINEERING & CONSTRUCTION - 0.2%
8,620	Fluor Corp.	317,216

	ENVIRONMENTAL CONTROL - 0.7%
11,985	Republic Services, Inc.	963,354
8,157	Waste Connections, Inc.	847,594
		1,810,948
	FOOD - 1.9%
9,078	General Mills, Inc.	469,787
19,890	Hershey Co.	2,283,969
4,042	JM Smucker Co.	470,893
2,436	Kellogg Co.	139,778
3,273	Kroger Co.	80,516
6,695	Lamb Weston Holdings, Inc.	501,723
3,112	McCormick & Co Inc.	468,761
5,196	Performance Food Group Co. *	205,969
7,996	Tyson Foods, Inc.	555,162
		5,176,558
	FOOD SERVICE - 0.2%
20,688	Aramark	611,330

	GAS - 0.5%
13,320	Atmos Energy Corp.	1,371,028

	HAND/MACHINE TOOLS - 0.5%
1,362	Colfax Corp. *	40,424
8,967	Snap-on, Inc.	1,403,515
		1,443,939
	HEALTHCARE PRODUCTS - 3.1%
2,863	Abbott Laboratories	228,868
11,001	Danaher Corp.	1,452,352
2,022	Genomic Health, Inc. *	141,641

759	Masimo Corp. *	104,955
43,644	Medtronic PLC	3,975,096
4,678	STERIS PLC	598,924
5,910	Stryker Corp.	1,167,343
3,429	Thermo Fisher Scientific, Inc.	938,586
		8,607,765
	HEALTHCARE - SERVICES - 1.2%
4,631	Anthem, Inc.	1,329,004
2,316	Humana, Inc.	616,056
5,138	Quest Diagnostics, Inc.	462,009
3,917	UnitedHealth Group, Inc.	968,517
		3,375,586
	HOME FURNISHINGS - 0.2%
2,817	Whirlpool Corp.	374,351

	HOUSEHOLD PRODUCTS/WARES - 0.3%
9,430	Church & Dwight Co., Inc.	671,699
615	Clorox, Co.	98,683
		770,382
	INSURANCE - 7.1%
12,284	Aflac, Inc.	614,200
21,753	Allstate Corp.	2,048,698
6,879	American Financial Group, Inc.	661,829
12,392	Arthur J. Gallagher & Co.	967,815
28,794	Athene Holding Ltd. *	1,174,795
4,785	AXA Equitable Holdings, Inc.	96,370
36,565	Berkshire Hathaway, Inc. *	7,345,543
14,247	CNO Financial Group, Inc.	230,516
2,618	First American Financial Corp.	134,827
33,520	Hartford Financial Services Group, Inc.	1,666,614
18,102	Lincoln National Corp.	1,062,587
2,585	Prudential Financial, Inc.	237,510
16,982	Travelers Cos, Inc.	2,329,251
31,375	Unum Group	1,061,416
		19,631,971
	INTERNET - 0.9%
348	Amazon.com, Inc. *	619,701
8,686	CDW Corp.	837,070
812	GoDaddy, Inc. *	61,054
11,507	Lyft, Inc. *	900,538
2,355	Twitter, Inc. *	77,432
84	VeriSign, Inc. *	15,251
		2,511,046
	IRON/STEEL - 0.5%
7,616	Nucor Corp.	444,394
1,476	Reliance Steel & Aluminum Co.	133,224
20,044	Steel Dynamics, Inc.	706,952
		1,284,570
	LEISURE TIME - 0.7%
21,629	Carnival Corp.	1,097,023
8,162	Norwegian Cruise Line Holdings Ltd. *	448,584
4,465	Royal Caribbean Cruises Ltd.	511,778
		2,057,385
	LODGING - 0.4%
24,337	Extended Stay America, Inc.	436,849
11,683	Las Vegas Sands Corp.	712,196
		1,149,045

	MACHINERY - DIVERSIFIED - 0.9%
10,462	Rockwell Automation, Inc.	1,835,663
1,511	Roper Technologies, Inc.	516,717
		2,352,380
	MEDIA - 2.3%
9,777	AMC Networks, Inc. *	554,943
8,224	CBS Corp.	390,887
74,023	Comcast Corp.	2,959,440
561	FactSet Research Systems, Inc.	139,279
2,849	Fox Corp. *	102,234
7,221	Liberty Media Corp-Liberty SiriusXM - Class A *	275,698
8,382	Liberty Media Corp-Liberty SiriusXM - Class C *	320,528
6,125	Sinclair Broadcast Group, Inc.	235,690
15,075	Sirius XM Holdings, Inc.	85,475
1,819	Tribune Media Co.	83,929
3,260	Viacom, Inc. - Class A	105,787
29,382	Viacom, Inc. - Class C	824,753
3,649	Walt Disney CO.	405,142
		6,483,785
	MINING - 0.3%
22,043	Newmont Mining Corp.	788,478

	MISCELLANEOUS MANUFACTURER - 1.9%
3,680	3M Co.	764,630
30,478	Crane Co.	2,579,048
64,391	General Electric Co.	643,266
12,826	Ingersoll-Rand PLC	1,384,567
		5,371,511
	OIL & GAS - 7.4%
25,075	Anadarko Petroleum Corp.	1,140,411
17,099	Cabot Oil & Gas Corp.	446,284
12,295	Chesapeake Energy Corp. *	38,115
46,525	Chevron Corp.	5,730,950
4,091	Cimarex Energy Co.	285,961
41,287	ConocoPhillips	2,755,494
7,641	Continental Resources, Inc. *	342,088
14,496	Devon Energy Corp.	457,494
7,154	Encana Corp.	51,795
1,759	EOG Resources, Inc.	167,422
66,592	Exxon Mobil Corp.	5,380,634
22,396	Marathon Oil Corp.	374,237
58,162	Nabors Industries Ltd.	200,077
16,494	Occidental Petroleum Corp.	1,091,903
15,564	Phillips 66	1,481,226
10,014	SM Energy Co.	175,145
16,642	Transocean Ltd. *	144,952
2,182	Valero Energy Corp.	185,099
		20,449,287
	OIL & GAS SERVICES - 0.7%
3,611	Apergy Corp. *	148,268
37,938	Halliburton Co.	1,111,583
13,589	National Oilwell Varco, Inc.	362,011
10,282	Schlumberger Ltd.	447,987
		2,069,849

	PACKAGING & CONTAINERS - 0.8%
1,895	Bemis Co, Inc.	105,135
321	Packaging Corp. of America	31,901
56,794	Westrock Co.	2,178,050
		2,315,086
	PHARMACEUTICALS - 9.1%
3,495	AbbVie, Inc.	281,662
4,718	Allergan PLC	690,762
7,990	AmerisourceBergen Corp.	635,365
19,537	Bristol-Myers Squibb Co.	932,110
15,811	Cardinal Health, Inc.	761,300
16,128	CVS Health Corp.	869,783
4,418	Herbalife Nutrition Ltd. *	234,110
64,019	Johnson & Johnson	8,949,216
10,310	McKesson Corp.	1,206,889
73,593	Merk & Co., Inc.	6,120,730
98,414	Pfizer, Inc.	4,179,643
3,173	Zoetis, Inc.	319,426
		25,180,996
	PIPELINES - 0.8%
84,462	Kinder Morgan, Inc.	1,690,085
19,469	Williams Cos, Inc.	559,150
		2,249,235
	REAL ESTATE - 0.1%
4,905	CBRE Group, Inc. *	242,552

	REAL ESTATE INVESTMENT TRUSTS - 5.5%
4,216	Apartment Investment & Management Co.	212,023
4,227	Apple Hospitality REIT, Inc.	68,900
5,952	Boston Properties, Inc.	796,854
67,995	Brandywine Realty Trust	1,078,401
10,437	Equity LifeStyle Properties, Inc.	1,192,949
21,936	First Industrial Realty Trust, Inc.	775,657
36,820	Host Hotels & Resorts, Inc.	695,898
15,186	Kimco Realty Corp.	280,941
14,847	MGM Growth Properties LLC	478,816
26,492	Outfront Media, Inc.	619,913
48,843	Park Hotels & Resorts, Inc.	1,518,040
44,697	Prologis, Inc.	3,215,949
14,213	Realty Income Corp.	1,045,508
54,584	RLJ Lodging Trust	959,041
1,174	Ryman Hospitality Properties, Inc.	96,550
9,607	Simon Property Group, Inc.	1,750,491
3,674	SL Green Realty Corp.	330,366
14,057	Sunstone Hotel Investors, Inc.	202,421
3	Weingarten Realty Investors	88
		15,318,806
	RETAIL - 3.3%
2,937	Best Buy Co, Inc.	208,703
1,080	Costco Wholesale Corp.	261,511
6,744	Darden Restaurants, Inc.	819,194
6,166	Dick’s Sporting Goods, Inc.	226,970
9,386	Kohl’s Corp.	645,475
1,541	Lululemon Athletica, Inc. *	252,524
14,023	Macy’s, Inc.	336,973
6,484	McDonald’s Corp.	1,231,312
11,358	Nu Skin Enterprises, Inc.	543,594

6,821	Penske Automotive Group, Inc.	304,558
33,117	Target Corp.	2,657,970
16,756	Walmart, Inc.	1,634,213
2,835	Yum! Brands, Inc.	127,320
		9,250,317
	SEMICONDUCTORS - 2.6%
3,041	Broadcom, Inc.	914,459
5,188	CirrusLogic, Inc. *	218,259
91,736	Intel Corp.	4,926,223
20,258	QUALCOMM, Inc.	1,155,314
		7,214,255
	SOFTWARE - 2.9%
79	ACI Worldwide, Inc. *	2,597
17,515	Cerner Corp. *	1,002,033
12,658	Dropbox, Inc. *	275,944
17,092	Fidelity National Information Services, Inc.	1,933,105
147	Intuit, Inc.	38,427
46,479	Oracle Corp.	2,496,387
13,279	Paychex, Inc.	1,064,976
2,953	salesforce.com, Inc. *	467,667
616	Synopsys, Inc. *	70,932
2,930	Tableau Software, Inc. *	372,930
3,255	Veeva Systems, Inc. *	412,929
		8,137,927
	TELECOMMUNICATIONS - 5.9%
105,803	AT&T, Inc.	3,317,982
4,524	CenturyLink, Inc.	54,243
5,143	Ciena Corp. *	192,040
86,011	Cisco Systems, Inc.	4,643,734
16,548	Corning, Inc.	547,739
14,628	Juniper Networks, Inc.	387,203
4,613	LogMeIn, Inc.	369,501
4,302	Motorola Solutions, Inc.	604,087
5,277	Telephone & Data Systems, Inc.	162,162
2,008	United States Cellular Corp. *	92,187
101,631	Verizon Communications, Inc.	6,009,441
		16,380,319
	TRANSPORTATION - 0.3%
8,020	Landstar System, Inc.	877,308
2,892	Schneider National, Inc.	60,870
		938,178
	WATER - 0.6%
15,891	American Water Works Co., Inc.	1,656,796

	TOTAL COMMON STOCKS (Cost - $258,645,751)	271,773,766

	SHORT-TERM INVESTMENT - 1.4%
	MONEY MARKET FUND - 1.4%
3,789,883	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 2.30% (a)(Cost - $3,789,883)	3,789,883

	TOTAL INVESTMENTS - 99.8% (Cost - $262,435,634)	$275,563,649
	OTHER ASSETS LESS LIABILITIES - NET - 0.2%	582,184
	TOTAL NET ASSETS - 100.0%	$276,145,833

*	Non-income producing security.

(a)	Money market rate shown represents the rate at March 31, 2019.

LP - Limited Partnerships

PLC - Public Limited Company

REIT - Real Estate Investment Trust

FUTURES CONTRACTS
					Unrealized
Description	Counterparty	Contracts	Expiration Date	Notional Value	Appreciation
LONG
S&P 500 E-mini Future	Goldman Sachs	31	Jun-19	$4,398,590	$88,282
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					88,282

Global Atlantic BlackRock High Yield Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited)

Principal Amount		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS & NOTES - 97.1%
	AEROSPACE/DEFENSE - 1.7%
$60,000	BBA US Holdings, Inc. (a)	5.38	5/1/2026	$61,800
200,000	Bombardier, Inc. (a)	8.75	12/1/2021	221,000
40,000	Kratos Defense & Security Solutions, Inc. (a)	6.50	11/30/2025	42,150
100,000	TransDigm, Inc. (a)	6.25	3/15/2026	104,150
250,000	TransDigm, Inc.	6.38	6/15/2026	247,463
200,000	TransDigm, Inc.	6.50	7/15/2024	205,500
150,000	TransDigm, Inc. (a)	7.50	3/15/2027	153,750
200,000	TransDigm UK Holdings PLC (a)	6.88	5/15/2026	199,000
				1,234,813
	AGRICULTURE - 0.5%
450,000	Vector Group, Ltd. (a)	6.13	2/1/2025	399,510

	AUTO MANUFACTURERS - 1.1%
400,000	Allison Transmission, Inc. (a)	4.75	10/1/2027	381,500
250,000	BCD Acquisition, Inc. (a)	9.63	9/15/2023	265,000
150,000	Jaguar Land Rover Automotive PLC (a)	5.63	2/1/2023	146,250
50,000	JB Poindexter & Co., Inc. (a)	7.13	4/15/2026	50,142
				842,892
	AUTO PARTS & EQUIPMENT - 1.1%
100,000	American Axle & Manufacturing, Inc.	6.25	4/1/2025	97,375
200,000	IHO Verwaltungs GmbH (a,b)	4.75	9/15/2026	190,000
45,000	Panther BF Aggregator 2 LP / Panther Finance Co., Inc. (a)	6.25	5/15/2026	45,900
15,000	Panther BF Aggregator 2 LP / Panther Finance Co., Inc. (a)	8.50	5/15/2027	15,038
100,000	Tenneco, Inc.	5.00	7/15/2026	80,000
400,000	Titan International, Inc.	6.50	11/30/2023	368,500
				796,813
	BANKS - 0.4%
100,000	CIT Group, Inc.	5.00	8/15/2022	104,125
95,000	Freedom Mortgage Corp. (a)	8.25	4/15/2025	84,313
150,000	Provident Funding Associates LP / PFG Finance Corp. (a)	6.38	6/15/2025	136,500
				324,938
	BUILDING MATERIALS - 0.5%
100,000	Griffon Corp.	5.25	3/1/2022	98,375
50,000	PGT Escrow Issuer, Inc. (a)	6.75	8/1/2026	51,875
100,000	Standard Industries, Inc. (a)	5.38	11/15/2024	102,500
100,000	Summit Materials LLC / Summit Materials Finance Corp. (a)	5.13	6/1/2025	96,250
30,000	Summit Materials LLC / Summit Materials Finance Corp. (a)	6.50	3/15/2027	30,300
				379,300
	CHEMICALS - 3.0%
100,000	Cornerstone Chemical Co. (a)	6.75	8/15/2024	94,000
350,000	CVR Partners LP / CVR Nitrogen Finance Corp. (a)	9.25	6/15/2023	366,625
200,000	INEOS Group Holdings SA (a)	5.63	8/1/2024	199,500
25,000	Ingevity Corp. (a)	4.50	2/1/2026	24,446
350,000	NOVA Chemicals Corp. (a)	4.88	6/1/2024	343,875
240,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. (a)	5.75	4/30/2026	222,000
200,000	OCI NV (a)	6.63	4/15/2023	207,400
100,000	Rain CII Carbon LLC / CII Carbon Corp. (a)	7.25	4/1/2025	88,500
100,000	Rayonier AM Products, Inc. (a)	5.50	6/1/2024	94,000
400,000	TPC Group, Inc. (a)	8.75	12/15/2020	394,000
75,000	Tronox Finance PLC (a)	5.75	10/1/2025	69,375
100,000	Valvoline, Inc.	4.38	8/15/2025	95,750
				2,199,471
	COAL - 0.2%
125,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp. (a)	7.50	6/15/2025	126,563

	COMMERCIAL SERVICES - 2.0%
100,000	Brink’s Co. (The) (a)	4.63	10/15/2027	96,500
125,000	Graham Holdings Co. (a)	5.75	6/1/2026	131,250
50,000	Hertz Corp.	6.25	10/15/2022	47,250

450,000	Hertz Corp. (a)	7.63	6/1/2022	460,575
144,000	Prime Security Services Borrower LLC / Prime Finance, Inc. (a)	9.25	5/15/2023	151,200
45,000	Refinitiv US Holdings, Inc. (a)	6.25	5/15/2026	45,619
40,000	Refinitiv US Holdings, Inc. (a)	8.25	11/15/2026	39,250
100,000	RR Donnelley & Sons Co.	6.50	11/15/2023	101,234
100,000	Service Corp. International	4.63	12/15/2027	99,375
150,000	ServiceMaster Co LLC (The) (a)	5.13	11/15/2024	150,563
125,000	Sotheby’s (a)	4.88	12/15/2025	121,406
				1,444,222
	COMPUTERS - 1.4%
500,000	Dell International LLC / EMC Corp. (a)	7.13	6/15/2024	530,176
494,000	Exela Intermediate LLC / Exela Finance, Inc. (a)	10.00	7/15/2023	503,016
				1,033,192
	COSTMETICS/PERSONAL CARE - 0.3%
200,000	Avon International Operations, Inc. (a)	7.88	8/15/2022	207,250

	DISTRIBUTION/WHOLESALE - 0.2%
50,000	HD Supply, Inc. (a)	5.38	10/15/2026	51,000
84,000	KAR Auction Services, Inc. (a)	5.13	6/1/2025	83,055
				134,055
	DIVERSIFIED FINANCIAL SERVICES - 4.8%
500,000	Ally Financial, Inc.	5.13	9/30/2024	525,625
200,000	Ally Financial, Inc.	5.75	11/20/2025	213,022
140,000	Credit Acceptance Corp. (a)	6.63	3/15/2026	142,324
200,000	goeasy Ltd. (a)	7.88	11/1/2022	210,000
110,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co. (a)	8.50	8/15/2021	113,333
200,000	Jefferies Finance LLC / JFIN Co-Issuer Corp. (a)	7.25	8/15/2024	197,000
300,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (a)	5.25	10/1/2025	288,000
525,000	LPL Holdings, Inc. (a)	5.75	9/15/2025	531,720
40,000	Nationstar Mortgage Holdings, Inc. (a)	8.13	7/15/2023	41,200
300,000	Nationstar Mortgage LLC / Nationstar Capital Corp.	6.50	7/1/2021	300,000
100,000	Navient Corp.	5.50	1/25/2023	100,125
100,000	Navient Corp.	6.75	6/15/2026	95,750
100,000	Quicken Loans, Inc. (a)	5.75	5/1/2025	100,350
100,000	Springleaf Finance Corp.	5.63	3/15/2023	101,375
195,000	Springleaf Finance Corp.	6.13	3/15/2024	199,384
105,000	Springleaf Finance Corp.	6.88	3/15/2025	108,281
100,000	Springleaf Finance Corp.	7.13	3/15/2026	101,812
185,000	Travelport Corporate Fianance PLC (a)	6.00	3/15/2026	199,800
				3,569,101
	ELECTRIC - 2.2%
180,000	Calpine Corp. (a)	5.25	6/1/2026	179,100
100,000	Calpine Corp.	5.38	1/15/2023	100,125
200,000	Clearway Energy Operating LLC	5.00	9/15/2026	190,500
80,000	Clearway Energy Operating LLC (a)	5.75	10/15/2025	80,300
200,000	Drax Finco PLC (a)	6.63	11/1/2025	203,000
80,000	NRG Energy, Inc.	5.75	1/15/2028	84,800
350,000	NRG Energy, Inc.	6.63	1/15/2027	376,688
400,000	NRG Energy, Inc.	7.25	5/15/2026	440,076
				1,654,589
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
200,000	Energizer Holdings, Inc. (a)	5.50	6/15/2025	197,936
80,000	Energizer Holdings, Inc. (a)	6.38	7/15/2026	82,000
20,000	Energizer Holdings, Inc. (a)	7.75	1/15/2027	21,300
200,000	WESCO Distribution, Inc.	5.38	6/15/2024	202,500
				503,736
	ELECTRONICS - 0.1%
45,000	Itron, Inc. (a)	5.00	1/15/2026	44,269

	ENGINEEERING & CONSTRUCTION - 0.5%
229,000	AECOM	5.88	10/15/2024	241,309
45,000	Frontdoor, Inc. (a)	6.75	8/15/2026	46,013
90,000	New Enterprise Stone & Lime Co., Inc. (a)	6.25	3/15/2026	87,535
35,000	Topbuild Corp.	5.63	5/1/2026	34,475
				409,332

	ENTERTAINMENT - 1.8%
25,000	Boyne USA, Inc. (a)	7.25	5/1/2025	26,750
400,000	Churchill Downs, Inc. (a)	4.75	1/15/2028	380,500
200,000	Cirsa Finance International SARL	7.88	12/20/2023	206,500
25,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma (a)	10.50	2/15/2023	25,844
100,000	Eldorado Resorts, Inc.	6.00	4/1/2025	101,250
25,000	Eldorado Resorts, Inc.	6.00	9/15/2026	25,375
5,000	Jacobs Entertainment, Inc. (a)	7.88	2/1/2024	5,238
200,000	Live Nation Entertainment, Inc. (a)	4.88	11/1/2024	201,250
200,000	Merlin Entertainments PLC (a)	5.75	6/15/2026	206,250
100,000	Six Flags Entertainment Corp. (a)	4.88	7/31/2024	98,812
45,000	Stars Group Holdings BV / Stars Group US Co-Borrower LLC (a)	7.00	7/15/2026	46,913
40,000	WMG Acquisition Corp. (a)	5.50	4/15/2026	41,050
				1,365,732

	ENVIRONMENTAL CONTROL - 0.5%
200,000	Advanced Disposal Services, Inc. (a)	5.63	11/15/2024	204,000
110,000	Tervita Escrow Corp. (a)	7.63	12/1/2021	109,175
65,000	Waste Pro USA, Inc. (a)	5.50	2/15/2026	62,563
				375,738
	FOOD - 2.2%
200,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC	6.63	6/15/2024	202,000
10,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC (a)	7.50	3/15/2026	10,288
600,000	Lamb Weston Holdings, Inc. (a)	4.88	11/1/2026	608,250
150,000	Pilgrim’s Pride Corp. (a)	5.75	3/15/2025	151,500
200,000	Post Holdings, Inc. (a)	5.50	3/1/2025	202,250
300,000	Post Holdings, Inc. (a)	5.75	3/1/2027	301,125
200,000	Simmons Foods, Inc. (a)	5.75	11/1/2024	175,500
				1,650,913
	FOREST PRODUCTS & PAPER - 0.3%
25,000	Cascades, Inc. (a)	5.50	7/15/2022	25,125
200,000	Clearwater Paper Corp. (a)	5.38	2/1/2025	186,000
				211,125
	GAS - 1.1%
290,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.50	5/20/2025	288,913
200,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.63	5/20/2024	203,250
100,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.75	5/20/2027	98,750
200,000	NGL Energy Partners LP / NGL Energy Finance Corp.	7.50	11/1/2023	206,920
				797,833
	HAND/MACHINE TOOLS - 0.1%
55,000	CFX Escrow Corp. (a)	6.00	2/15/2024	57,269
25,000	CFX Escrow Corp. (a)	6.38	2/15/2026	26,609
				83,878
	HEALTHCARE PRODUCTS - 2.4%
100,000	Avantor, Inc. (a)	6.00	10/1/2024	103,750
200,000	Hill-Rom Holdings, Inc. (a)	5.75	9/1/2023	206,250
300,000	Hologic, Inc. (a)	4.38	10/15/2025	298,440
176,000	Kinetic Concepts, Inc. / KCI USA, Inc. (a)	7.88	2/15/2021	180,175
350,000	Mallinckrodt International Finance SA (a)	5.63	10/15/2023	290,500
300,000	Mallinckrodt International Finance SA (a)	5.75	8/1/2022	279,000
450,000	Teleflex, Inc.	4.63	11/15/2027	446,346
				1,804,461
	HEALTHCARE SERVICES - 5.2%
100,000	Centene Corp.	4.75	1/15/2025	102,000
120,000	Centene Corp. (a)	5.38	6/1/2026	125,250
200,000	CHS/Community Health Systems, Inc.	6.25	3/31/2023	188,180
175,000	CHS/Community Health Systems, Inc. (a)	8.00	3/15/2026	168,000
500,000	Encompass Health Corp.	5.75	11/1/2024	506,250
400,000	HCA, Inc.	5.25	6/15/2026	428,587
600,000	HCA, Inc.	5.38	2/1/2025	636,000
105,000	HCA, Inc.	5.38	9/1/2026	110,644
115,000	HCA, Inc.	5.63	9/1/2028	121,613
650,000	HCA, Inc.	5.88	2/15/2026	702,000
20,000	HCA, Inc.	5.88	2/1/2029	21,549
175,000	Molina Healthcare, Inc.	5.38	11/15/2022	181,669
100,000	RegionalCare Hospital Partners Holdings, Inc. (a)	8.25	5/1/2023	106,375
100,000	Tenet Healthcare Corp. (a)	4.63	7/15/2024	100,155

100,000	Tenet Healthcare Corp.	5.13	5/1/2025	100,505
100,000	WellCare Health Plans, Inc.	5.25	4/1/2025	103,500
170,000	WellCare Health Plans, Inc. (a)	5.38	8/15/2026	177,862
				3,880,139
	HOME BUILDERS - 3.0%
250,000	Beazer Homes USA, Inc.	5.88	10/15/2027	218,125
200,000	Century Communities, Inc.	5.88	7/15/2025	190,000
110,000	KB Home	6.88	6/15/2027	113,300
100,000	Lennar Corp.	4.75	11/29/2027	100,047
100,000	Mattamy Group Corp. (a)	6.88	12/15/2023	102,000
250,000	Meritage Homes Corp.	6.00	6/1/2025	262,500
400,000	PulteGroup, Inc.	5.00	1/15/2027	397,000
200,000	PulteGroup, Inc.	5.50	3/1/2026	206,000
300,000	Toll Brothers Finance Corp.	4.88	3/15/2027	294,657
200,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.	5.88	6/15/2024	201,000
90,000	William Lyon Homes, Inc.	6.00	9/1/2023	87,075
30,000	Williams Scotsman International, Inc. (a)	6.88	8/15/2023	30,000
				2,201,704
	HOUSEWARES - 0.1%
100,000	Scotts Miracle-Gro Co.	6.00	10/15/2023	103,750

	INSURANCE - 0.5%
50,000	Acrisure LLC / Acrisure Finance, Inc. (a)	8.13	2/15/2024	51,808
100,000	CNO Financial Group, Inc.	5.25	5/30/2025	103,500
120,000	Fidelity & Guaranty Life, Inc. (a)	5.50	5/1/2025	120,450
100,000	Radian Group, Inc.	4.50	10/1/2024	98,500
				374,258
	INTERNET - 4.0%
305,000	Cogent Communications Group, Inc. (a)	5.38	3/1/2022	311,862
150,000	Match Group, Inc. (a)	5.00	12/15/2027	151,125
155,000	Match Group, Inc. (a)	5.63	2/15/2029	156,937
400,000	Netflix, Inc.	4.38	11/15/2026	392,500
200,000	Netflix, Inc. (a)	5.88	11/15/2028	211,250
600,000	VeriSign, Inc.	4.75	7/15/2027	600,072
200,000	VeriSign, Inc.	5.25	4/1/2025	209,500
400,000	Zayo Group LLC / Zayo Capital Inc. (a)	5.75	1/15/2027	399,120
500,000	Zayo Group LLC / Zayo Capital Inc.	6.00	4/1/2023	506,250
				2,938,616
	IRON/STEEL - 3.1%
200,000	AK Steel Corp.	6.38	10/15/2025	166,000
200,000	AK Steel Corp.	7.50	7/15/2023	205,060
100,000	Allegheny Technologies, Inc.	5.95	1/15/2021	102,500
400,000	Allegheny Technologies, Inc.	7.88	8/15/2023	433,500
400,000	Big River Steel LLC / BRS Finance Corp. (a)	7.25	9/1/2025	418,120
470,000	Cleveland-Cliffs, Inc.	5.75	3/1/2025	450,025
200,000	Commercial Metals Co.	5.38	7/15/2027	192,500
75,000	Commercial Metals Co.	5.75	4/15/2026	74,812
250,000	United States Steel Corp.	6.88	8/15/2025	243,125
				2,285,642
	LEISURE TIME - 0.4%
200,000	Carlson Travel, Inc. (a)	6.75	12/15/2023	200,000
25,000	Silversea Cruise Finance Ltd. (a)	7.25	2/1/2025	27,037
100,000	Viking Cruises Ltd. (a)	5.88	9/15/2027	97,300
				324,337
	LODGING - 1.3%
75,000	Boyd Gaming Corp.	6.00	8/15/2026	76,875
100,000	Hilton Domestic Operating Co, Inc.	4.25	9/1/2024	99,812
45,000	Hilton Domestic Operating Co, Inc. (a)	5.13	5/1/2026	45,756
400,000	Hilton Worldwide Finance LLC / Hilton Worldwide, Inc.	4.88	4/1/2027	404,500
100,000	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. (a)	6.75	11/15/2021	103,000
50,000	Station Casinos LLC (a)	5.00	10/1/2025	49,000
100,000	Wyndham Hotels & Resorts, Inc. (a)	5.38	4/15/2026	101,500
100,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (a)	5.50	3/1/2025	98,750
				979,193

	MACHINERY - DIVERSIFIED - 0.3%
140,000	Cleaver-Brooks, Inc. (a)	7.88	3/1/2023	129,500
35,000	Mueller Water Products, Inc. (a)	5.50	6/15/2026	35,525
35,000	RBS Global, Inc. / Rexnord LLC (a)	4.88	12/15/2025	34,562
50,000	Stevens Holding Co., Inc. (a)	6.13	10/1/2026	51,500
				251,087
	MEDIA - 7.7%
200,000	Altice Financing SA (a)	6.63	2/15/2023	204,500
200,000	Altice Financing SA (a)	7.50	5/15/2026	197,400
200,000	Cablevision Systems Corp.	5.88	9/15/2022	209,000
100,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.00	2/1/2028	98,615
200,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.13	5/1/2027	201,250
200,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.50	5/1/2026	206,500
200,000	CSC Holdings LLC (a)	5.13	12/15/2021	200,250
500,000	CSC Holdings LLC	5.25	6/1/2024	507,500
200,000	CSC Holdings LLC (a)	5.38	2/1/2028	200,500
200,000	CSC Holdings LLC (a)	5.50	5/15/2026	205,560
200,000	CSC Holdings LLC (a)	6.50	2/1/2029	213,000
100,000	DISH DBS Corp.	5.88	7/15/2022	96,780
500,000	DISH DBS Corp.	5.88	11/15/2024	420,000
200,000	DISH DBS Corp.	6.75	6/1/2021	206,200
300,000	DISH DBS Corp.	7.75	7/1/2026	261,000
200,000	EW Scripts Co. (The) (a)	5.13	5/15/2025	190,500
171,000	Gray Television Inc. (a)	5.88	7/15/2026	174,027
315,000	Gray Escrow, Inc. (a)	7.00	5/15/2027	334,687
100,000	Midcontinent Communications / Midcontinent Finance Corp. (a)	6.88	8/15/2023	104,029
200,000	Sirius XM Radio, Inc. (a)	3.88	8/1/2022	198,500
125,000	Sirius XM Radio, Inc. (a)	5.00	8/1/2027	125,075
200,000	Univision Communications. Inc. (a)	5.13	5/15/2023	189,375
200,000	Univision Communications. Inc. (a)	5.13	2/15/2025	186,250
400,000	UPC Holding BV (a)	5.50	1/15/2028	399,000
200,000	Virgin Media Finance PLC (a)	6.00	10/15/2024	206,746
150,000	Ziggo Secured Finance BV (a)	5.50	1/15/2027	148,125
				5,684,369
	METAL FABRICATE/HARDWARE - 0.4%
100,000	Grinding Media, Inc. / Moly-Cop AltaSteel Ltd. (a)	7.38	12/15/2023	96,000
100,000	Novelis Corp. (a)	5.88	9/30/2026	99,625
100,000	Novelis Corp. (a)	6.25	8/15/2024	102,250
				297,875
	MINING - 2.2%
500,000	Freeport-McMoRan, Inc.	3.55	3/1/2022	494,375
200,000	Freeport-McMoRan, Inc.	6.88	2/15/2023	212,000
500,000	Hudbay Minerals, Inc. (a)	7.25	1/15/2023	517,500
200,000	Hudbay Minerals, Inc. (a)	7.63	1/15/2025	205,250
250,000	Northwest Acquisitions ULC / Dominion Finco, Inc. (a)	7.13	11/1/2022	220,000
				1,649,125
	OFFICE/BUSINESS EQUIPMENT - 0.6%
200,000	CDW LLC / CDW Finance Corp.	5.00	9/1/2025	205,000
200,000	CDW LLC / CDW Finance Corp.	5.50	12/1/2024	210,250
				415,250
	OIL & GAS - 7.3%
95,000	Berry Petroleum Co. LLC (a)	7.00	2/15/2026	94,050
110,000	Chesapeake Energy Corp.	7.00	10/1/2024	109,725
120,000	Chesapeake Energy Corp.	7.50	10/1/2026	117,876
125,000	Comstock Escrow Corp. (a)	9.75	8/15/2026	115,000
55,000	Covey Park Energy LLC / Covey Park Finance Corp. (a)	7.50	5/15/2025	50,875
500,000	CVR Refining LLC / Coffeyville Finance, Inc.	6.50	11/1/2022	505,000
30,000	Denbury Resources, Inc. (a)	7.50	2/15/2024	25,612
500,000	Denbury Resources, Inc. (a)	9.00	5/15/2021	486,250
265,000	Ensco PLC	7.75	2/1/2026	223,594
150,000	EP Energy LLC / Everest Acquisition Finance, Inc. (a)	7.75	5/15/2026	121,875
65,000	Extraction Oil & Gas, Inc. (a)	5.63	2/1/2026	49,887
200,000	Gulfport Energy Corp.	6.38	1/15/2026	177,000
80,000	Hilcorp Energy I LP / Hilcorp Finance Co. (a)	6.25	11/1/2028	80,200
50,000	Indigo Natural Resources LLC (a)	6.88	2/15/2026	44,250
35,000	Jagged Peak Energy LLC (a)	5.88	5/1/2026	34,704
55,000	Matador Resources Co. (a)	5.88	9/15/2026	54,863
100,000	Moss Creek Resources Holdings, Inc. (a)	7.50	1/15/2026	92,250

200,000	Murphy Oil Corp.	5.75	8/15/2025	206,156
100,000	Newfield Exploration Co.	5.38	1/1/2026	107,761
80,000	Noble Holding International Ltd. (a)	7.88	2/1/2026	74,200
80,200	Northern Oil & Gas, Inc. (b)	9.50	5/15/2023	83,007
85,000	Oasis Petroleum, Inc. (a)	6.25	5/1/2026	80,962
250,000	PBF Holding Co. LLC / PBF Finance Corp.	7.25	6/15/2025	256,625
30,000	PDC Energy, Inc.	5.75	5/15/2026	29,325
250,000	Precision Drilling Corp. (a)	7.13	1/15/2026	247,891
100,000	Precision Drilling Corp.	7.75	12/15/2023	102,750
125,000	QEP Resources, Inc.	5.63	3/1/2026	113,125
105,000	Shelf Drilling Holdings Ltd. (a)	8.25	2/15/2025	99,750
25,000	SM Energy Co.	6.63	1/15/2027	23,750
300,000	Southwestern Energy Co.	6.20	1/23/2025	294,750
150,000	Southwestern Energy Co.	7.50	4/1/2026	153,000
400,000	Sunco LP / Sunco Finance Corp.	5.50	2/15/2026	396,000
70,000	Sunco LP / Sunco Finance Corp. (a)	6.00	4/15/2027	70,329
33,075	Transocean Guardian Ltd. (a)	5.88	1/15/2024	33,571
23,625	Transocean Pontus Ltd. (a)	6.13	8/1/2025	23,920
380,000	W&T Offshore, Inc. (a)	9.75	11/1/2023	378,575
70,000	Whiting Petroleum Corp.	6.63	1/15/2026	68,600
55,000	Wildhorse Resource Development Co.	6.88	2/1/2025	55,275
100,000	WPX Energy, Inc.	8.25	8/1/2023	112,500
				5,394,833
	OIL & GAS SERVICES - 0.5%
65,000	Apergy Corp.	6.38	5/1/2026	65,812
125,000	CSI Compressco LP / CSI Compressco Finance, Inc. (a)	7.50	4/1/2025	119,375
46,000	Hi-Crush Partners LP (a)	9.50	8/1/2026	35,420
—	McDermott Technology Americas, Inc.	10.63	5/1/2024	—
35,000	Nine Energy Service, Inc. (a)	8.75	11/1/2023	36,137
85,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88	4/1/2026	87,231
				343,975
	PACKAGING & CONTAINERS - 2.7%
500,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (a)	7.25	5/15/2024	526,725
150,000	Berry Global, Inc. (a)	4.50	2/15/2026	142,530
100,000	BWAY Holding Co. (a)	5.50	4/15/2024	99,280
200,000	Crown Americas LLC / Crown Americas Capital Corp. V	4.25	9/30/2026	193,250
55,000	Greif, Inc. (a)	6.50	3/1/2027	56,237
100,000	Plastipak Holdings, Inc. (a)	6.25	10/15/2025	93,500
500,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (a)	5.13	7/15/2023	508,125
400,000	Silgan Holdings, Inc.	4.75	3/15/2025	392,500
				2,012,147
	PHARMARCEUTICALS - 2.8%
60,000	Bausch Health Americas, Inc. (a)	8.50	1/31/2027	63,600
60,000	Bausch Health Cos., Inc. (a)	5.50	11/1/2025	61,275
30,000	Bausch Health Cos., Inc. (a)	5.75	8/15/2027	30,759
300,000	Bausch Health Cos., Inc. (a)	5.88	5/15/2023	303,750
600,000	Bausch Health Cos., Inc. (a)	6.13	4/15/2025	594,000
250,000	Bausch Health Cos., Inc. (a)	7.00	3/15/2024	264,500
455,000	Bausch Health Cos., Inc. (a)	9.00	12/15/2025	467,148
295,000	Par Pharmaceutical, Inc. (a)	7.50	4/1/2027	299,130
				2,084,162
	PIPELINES - 2.6%
300,000	Cheniere Corpus Christi Holdings LLC	5.13	6/30/2027	314,625
100,000	Cheniere Corpus Christi Holdings LLC	5.88	3/31/2025	108,750
350,000	Cheniere Energy Partners LP	5.25	10/1/2025	357,875
355,000	Cheniere Energy Partners LP (a)	5.63	10/1/2026	363,875
100,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.	5.75	4/1/2025	102,500
80,000	DCP Midstream Operating LP	5.38	7/15/2025	83,400
150,000	Genesis Energy LP / Genesis Energy Finance Corp.	6.25	5/15/2026	141,750
100,000	Genesis Energy LP / Genesis Energy Finance Corp.	6.50	10/1/2025	97,250
70,000	Hess Infrastructure Partners LP (a)	5.63	2/15/2026	71,225
200,000	Holly Energy Partners LP / Holly Energy Finance Corp. (a)	6.00	8/1/2024	206,400
70,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. (a)	5.88	4/15/2026	73,990
				1,921,640
	PRIVATE EQUITY - 0.8%
200,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.25	2/1/2022	205,170
400,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.38	12/15/2025	409,500
				614,670

	REAL ESTATE - 0.6%
175,000	Hunt Cos, Inc. (a)	6.25	2/15/2026	163,187
300,000	Kennedy-Wilson, Inc.	5.88	4/1/2024	298,125
				461,312
	REAL ESTATE INVESTMENT TRUSTS - 4.5%
300,000	CoreCivic, Inc.	4.75	10/15/2027	255,189
300,000	GEO Group, Inc. (The)	5.13	4/1/2023	266,250
600,000	Iron Mountain, Inc. (a)	4.88	9/15/2027	576,000
700,000	MGM Growth Properties Operating Partnership LP	5.63	5/1/2024	728,000
150,000	MGM Growth Properties Operating Partnership LP (a)	5.75	2/1/2027	155,250
400,000	MPT Operating Partnership LP / MPT Finance Corp.	5.00	10/15/2027	407,000
700,000	SBA Communications Corp.	4.00	10/1/2022	702,520
100,000	SBA Communications Corp.	4.88	9/1/2024	101,030
145,000	Starwood Property Trust, Inc.	4.75	3/15/2025	144,275
				3,335,514
	RETAIL - 4.0%
200,000	KFC Holding Co. / Pizza Hut Holdings LLC/Taco Bell of America LLC (a)	4.75	6/1/2027	196,500
100,000	KFC Holding Co. / Pizza Hut Holdings LLC/Taco Bell of America LLC (a)	5.25	6/1/2026	100,937
200,000	L Brands, Inc.	6.88	11/1/2035	172,750
400,000	New Red Finance, Inc. (a)	4.63	1/15/2022	401,884
500,000	New Red Finance, Inc. (a)	5.00	10/15/2025	493,900
100,000	QVC Inc.	4.45	2/15/2025	99,830
300,000	QVC Inc.	5.13	7/2/2022	314,317
450,000	Sally Holdings LLC / Sally Capital, Inc.	5.63	12/1/2025	447,750
200,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.50	6/1/2024	194,820
50,000	Superior Plus LP / Superior General Partner, Inc. (a)	7.00	7/15/2026	50,812
500,000	Yum! Brands, Inc.	3.88	11/1/2023	497,500
				2,971,000
	SEMICONDUCTORS - 0.5%
200,000	Entegris, Inc. (a)	4.63	2/10/2026	198,000
160,000	Qorvo, Inc. (a)	5.50	7/15/2026	165,216
				363,216
	SOFTWARE - 2.2%
25,000	ACI Worldwide, Inc. (a)	5.75	8/15/2026	25,594
50,000	CDK Global, Inc.	5.88	6/15/2026	52,390
60,000	Fair Isaac Corp. (a)	5.25	5/15/2026	61,800
200,000	First Data Corp. (a)	5.00	1/15/2024	205,175
200,000	First Data Corp. (a)	5.38	8/15/2023	204,250
200,000	First Data Corp. (a)	5.75	1/15/2024	205,650
200,000	IQVIA, Inc. (a)	5.00	10/15/2026	204,626
145,000	MSCI, Inc. (a)	5.38	5/15/2027	153,337
100,000	PTC, Inc.	6.00	5/15/2024	104,625
150,000	Rackspace Hosting, Inc. (a)	8.63	11/15/2024	133,632
290,000	SS&C Technologies, Inc. (a)	5.50	9/30/2027	292,900
				1,643,979
	STORAGE/WAREHOUSING - 0.3%
200,000	Algeco Global Finance Plc (a)	8.00	2/15/2023	200,500

	TELECOMMUNICATIONS - 8.1%
300,000	Altice France SA (France) (a)	7.38	5/1/2026	294,000
200,000	C&W Senior Financing DAC (a)	7.50	10/15/2026	206,000
500,000	CenturyLink, Inc.	5.80	3/15/2022	509,375
100,000	CenturyLink, Inc.	7.50	4/1/2024	105,750
100,000	CenturyLink, Inc.	7.60	9/15/2039	87,750
95,000	CommScope Finance LLC (a)	5.50	3/1/2024	97,165
65,000	CommScope Finance LLC (a)	6.00	3/1/2026	67,234
100,000	CommScope, Inc. (a)	5.50	6/15/2024	97,910
200,000	DKT Finance ApS (a)	9.38	6/17/2023	214,100
195,000	Frontier Communications Corp. (a)	8.50	4/1/2026	181,350
300,000	Frontier Communications Corp.	11.00	9/15/2025	197,437
150,000	Hughes Satellite Systems Corp.	5.25	8/1/2026	148,875
150,000	Hughes Satellite Systems Corp.	6.63	8/1/2026	147,000
200,000	Intelsat Jackson Holdings SA (a)	8.00	2/15/2024	208,500
200,000	Nokia OYJ	4.38	6/12/2027	198,000
100,000	Sprint Capital Corp.	6.88	11/15/2028	96,125

300,000	Sprint Communications, Inc.	6.00	11/15/2022	302,340
300,000	Sprint Corp.	7.13	6/15/2024	304,500
200,000	Sprint Corp.	7.25	9/15/2021	210,000
200,000	Sprint Corp.	7.63	2/15/2025	204,000
50,000	Sprint Corp.	7.63	3/1/2026	50,675
400,000	Sprint Corp.	7.88	9/15/2023	419,000
100,000	Telesat Canada / Telesat LLC (a)	8.88	11/15/2024	107,750
240,000	T-Mobile USA, Inc.	4.50	2/1/2026	239,869
150,000	T-Mobile USA, Inc.	4.75	2/1/2028	148,688
700,000	T-Mobile USA, Inc.	6.38	3/1/2025	728,910
200,000	T-Mobile USA, Inc.	6.50	1/15/2026	213,500
215,000	ViaSat, Inc. (a)	5.63	4/15/2027	218,786
				6,004,589
	TEXTILES - 0.2%
155,000	Eagle Intermediate Global Holding BV / Ruyi US Finance LLC (a)	7.50	5/1/2025	152,869

	TRANSPORTATION - 0.6%
100,000	Teekay Offshore Partners LP / Teekay Offshore, Inc. (a)	8.50	7/15/2023	98,000
368,000	XPO Logistics, Inc. (a)	6.50	6/15/2022	374,900
				472,900
	TRUCKING & LEASING - 1.5%
50,000	Avolon Holdings Funding Ltd. (a)	5.13	10/1/2023	50,875
85,000	Fortress Transportation & Infrastructure Investors LLC (a)	6.50	10/1/2025	83,937
145,000	Fortress Transportation & Infrastructure Investors LLC (a)	6.75	3/15/2022	147,537
400,000	Park Aerospace Holdings Ltd. (a)	5.25	8/15/2022	409,960
400,000	Park Aerospace Holdings Ltd. (a)	5.50	2/15/2024	415,260
				1,107,569
	TOTAL CORPORATE BONDS & NOTES (Cost - $72,522,691)			72,063,946

Shares
	SHORT-TERM INVESTMENT - 0.6%
	MONEY MARKET FUND - 0.6%
455,417	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 2.30% (d) (Cost - $455,417)	455,417

	TOTAL INVESTMENTS - 97.7% (Cost - $72,978,108)	$72,519,363
	OTHER ASSETS LESS LIABILITIES - NET - 2.3%	1,711,627
	TOTAL NET ASSETS - 100.0%	$74,230,990

LIBOR - London Interbank Offered Rate

(a)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2019, these securities amounted to $38,107,424 or 51.3% of net assets.

(b)	PIK - Pay-in-kind security.

(c)	Variable rate security.

Benchmark	Rate
3 Month LIBOR	2.40%

(d)	Money market rate shown represents the rate at March 31, 2019.

Futures Contracts

	Number of				Unrealized Appreciation /
Description	Contracts	Expiration Date	Counterparty	Notional Amount	(Depreciation)
SHORT
U.S. 10 Year Note Future	27	Jun-19	Goldman Sachs	$3,353,906	$(56,081)
U.S. 10 Year Ultra Note Future	6	Jun-19	Goldman Sachs	796,688	(18,443)
					(74,524)
LONG
U.S. 2 Year Note Future	14	Jun-19	Goldman Sachs	2,983,313	12,906
U.S. 5 Year Note Future	4	Jun-19	Goldman Sachs	463,313	5,024
U.S. 10 Year Long Bond Future	4	Jun-19	Goldman Sachs	598,625	18,384
U.S. 10 Year Ultra Bond Future	1	Jun-19	Goldman Sachs	168,000	5,516
					41,830
TOTAL NET UNREALIZED DEPRECIATION OF FUTURES CONTRACTS					$(32,694)

Global Atlantic Goldman Sachs Core Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited)

Principal
Amount		Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 8.0%
$500,000	ACIS CLO 2014-4 Ltd. 3 Month USD LIBOR + 1.42 (a,b)	4.16	5/1/2026	$500,098
1,500,000	Assurant CLO II Ltd. 3 Month USD LIBOR + 1.04 (a,b)	3.80	4/20/2031	1,473,744
400,000	Catamaran CLO 2013-1 Ltd. 3 Month USD LIBOR + 0.85 (a,b)	3.61	1/27/2028	396,846
350,000	CBAM 2018-5 Ltd. 3 Month USD LIBOR + 1.02 (a,b)	3.79	4/17/2031	345,946
113,011	Harben Finance 2017-1 PLC 3 Month GBP LIBOR + 0.80 (b)	1.66	8/20/2056	147,103
856,734	Kentucky Higher Education Student Loan Corp. 1 Month USD LIBOR + 0.60 (b)	3.09	9/1/2028	853,819
252,720	London Wall Mortgage Capital PLC 3 Month GBP LIBOR + 0.85 (b)	1.72	11/15/2049	328,530
250,000	Madison Park Funding XXX Ltd. 3 Month USD LIBOR + 0.75 (a,b)	3.54	4/15/2029	245,624
550,000	OCP CLO 2015-10 Ltd. 3 Month USD LIBOR + 0.82 (a,b)	3.58	10/26/2027	546,505
361,915	PHEAA Student Loan Trust 2012-1 1 Month USD LIBOR + 0.55 (a,b)	3.04	5/25/2057	358,394
532,456	Ripon Mortgages PLC 3 Month GBP LIBOR + 0.80 (b)	1.66	8/20/2056	693,082
43,052	Scholar Funding Trust 2010-A 3 Month USD LIBOR + 0.75 (a,b)	3.51	10/28/2041	42,615
1,550,000	TICP CLO X Ltd. 3 Month USD LIBOR + 1.00 (a,b)	3.76	4/20/2031	1,519,938
	TOTAL ASSET BACKED SECURITIES (Cost - $7,581,350)			7,452,244

	COMMERCIAL PAPER - 1.1%
700,000	VW Credit, Inc. (a)	3.06	7/8/2019	694,246
350,000	VW Credit, Inc. (a)	3.22	12/6/2019	342,444
	TOTAL COMMERCIAL PAPER (Cost - $1,035,870)			1,036,690

	CORPORATE BONDS & NOTES - 40.8%
	AEROSPACE/DEFENSE - 2.1%
150,000	Boeing Co. (The)	2.60	10/30/2025	146,226
100,000	Boeing Co. (The)	3.45	11/1/2028	101,960
150,000	General Dynamics Corp.	2.88	5/11/2020	150,496
125,000	General Dynamics Corp. 3 Month USD LIBOR + 0.29 (b)	2.99	5/11/2020	125,209
300,000	Lockheed Martin Corp.	3.55	1/15/2026	309,622
350,000	Northrop Grumman Corp.	2.93	1/15/2025	345,187
300,000	Northrop Grumman Corp.	3.25	1/15/2028	294,991
50,000	Northrop Grumman Corp.	4.75	6/1/2043	53,926
50,000	United Technologies Corp. 3 Month USD LIBOR + 0.65 (b)	3.33	8/16/2021	50,030
50,000	United Technologies Corp.	3.35	8/16/2021	50,669
275,000	United Technologies Corp.	3.95	8/16/2025	285,610
				1,913,926
	AGRICULTURE - 0.5%
175,000	Altria Group, Inc.	3.80	2/14/2024	178,113
200,000	Reynolds American, Inc.	3.25	6/12/2020	200,285
75,000	Reynolds American, Inc.	4.45	6/12/2025	77,095
				455,493
	AUTO MANUFACTURERS - 0.1%
75,000	General Motors Financial Co., Inc.	2.40	5/9/2019	74,968

	BANKS - 11.1%
200,000	Banco Santander SA	4.25	4/11/2027	200,144
250,000	Bank of America Corp. 3 Month USD LIBOR + 0.93 (b)	2.82	7/21/2023	248,337
175,000	Bank of America Corp.	3.25	10/21/2027	171,333
108,000	Bank of America Corp. 3 Month USD LIBOR + 1.04 (b)	3.42	12/20/2028	105,608
225,000	Bank of America Corp. 3 Month USD LIBOR + 0.94 (b)	3.86	7/23/2024	231,392
25,000	Bank of America Corp.	4.18	11/25/2027	25,387
150,000	Bank of America Corp.	4.20	8/26/2024	155,246
125,000	Bank of America Corp. 3 Month USD LIBOR + 1.31 (b)	4.27	7/23/2029	130,153
100,000	Bank of America Corp.	6.11	1/29/2037	118,659
175,000	Bank of New York Mellon Corp. (The)	3.30	8/23/2029	174,769
225,000	Barclays PLC 3 Month USD LIBOR + 1.40 (b)	4.61	2/15/2023	229,641
252,000	BNP Paribas (a)	3.38	1/9/2025	246,906
300,000	BNP Paribas (a)	3.50	3/1/2023	300,025

255,000	BPCE SA	2.65	2/3/2021	254,139
250,000	BPCE SA (a)	4.00	9/12/2023	253,648
200,000	Citigroup, Inc.	2.70	10/27/2022	198,139
200,000	Citigroup, Inc.	3.40	5/1/2026	198,816
50,000	Citigroup, Inc.3 Month USD LIBOR + 1.39 (b)	3.67	7/24/2028	49,871
100,000	Citigroup, Inc.	4.13	7/25/2028	100,421
75,000	Citigroup, Inc.	4.60	3/9/2026	78,345
250,000	Cooperatieve Rabobank UA 3 Month USD LIBOR + 0.43 (b)	3.19	4/26/2021	250,704
250,000	Credit Suisse Group Funding Guernsey Ltd.	2.75	3/26/2020	249,662
255,000	Credit Suisse Group Funding Guernsey Ltd.	4.55	4/17/2026	266,342
250,000	Deutsche Bank AG	2.70	7/13/2020	247,398
250,000	HSBC Bank USA NA	4.88	8/24/2020	256,821
150,000	Huntington Bancshares, Inc.	4.00	5/15/2025	155,994
225,000	ING Groep NV (a)	4.63	1/6/2026	236,074
200,000	JPMorgan Chase & Co.	2.95	10/1/2026	195,364
275,000	JPMorgan Chase & Co.	3.25	9/23/2022	278,848
225,000	JPMorgan Chase & Co.	3.30	4/1/2026	225,278
325,000	JPMorgan Chase & Co. 3 Month USD LIBOR + 0.95 (b)	3.51	1/23/2029	322,787
175,000	JPMorgan Chase & Co. 3 Month USD LIBOR + 1.25 (b)	3.96	1/29/2027	180,720
450,000	JPMorgan Chase & Co. 3 Month USD LIBOR + 1.00 (b)	4.02	12/5/2024	467,002
275,000	Lloyds Bank PLC 3 Month USD LIBOR + 0.49 (b)	3.23	5/7/2021	274,411
400,000	Mizuho Financial Group, Inc.	2.60	9/11/2022	394,853
400,000	Morgan Stanley	3.63	1/20/2027	400,935
275,000	Morgan Stanley	3.70	10/23/2024	279,828
125,000	Morgan Stanley 3 Month USD LIBOR + 0.85 (b)	3.74	4/24/2024	127,490
100,000	Morgan Stanley 3 Month USD LIBOR + 1.63 (b)	4.43	1/23/2030	105,323
150,000	Royal Bank of Canada	3.20	4/30/2021	151,676
200,000	Royal Bank of Scotland Group PLC 3 Month USD LIBOR + 1.76 (b)	4.27	3/22/2025	202,127
300,000	Royal Bank of Scotland Group PLC 3 Month USD LIBOR + 1.55 (b)	4.52	6/25/2024	306,775
375,000	Standard Chartered PLC 3 Month USD LIBOR + 1.15 (a,b)	4.25	1/20/2023	380,955
250,000	Sumitomo Mitsui Banking Corp.	2.45	1/16/2020	249,361
200,000	UBS AG (a)	2.20	6/8/2020	198,664
325,000	Wells Fargo & Co.	3.00	10/23/2026	316,900
125,000	Wells Fargo & Co.	3.55	9/29/2025	127,057
50,000	Wells Fargo & Co.	4.15	1/24/2029	52,267
				10,372,595
	BEVERAGES - 1.6%
200,000	Anheuser-Busch Cos. LLC (a)	4.70	2/1/2036	199,797
175,000	Anheuser-Busch Cos. LLC (a)	4.90	2/1/2046	175,767
175,000	Anheuser-Busch InBev Finance, Inc.	3.30	2/1/2023	177,506
100,000	Anheuser-Busch InBev Worldwide, Inc.	4.00	4/13/2028	101,685
175,000	Anheuser-Busch InBev Worldwide, Inc.	4.75	1/23/2029	186,445
175,000	Constellation Brands, Inc. 3 Month USD LIBOR + 0.70 (b)	3.38	11/15/2021	175,090
100,000	Constellation Brands, Inc.	3.60	2/15/2028	97,741
200,000	Constellation Brands, Inc.	4.40	11/15/2025	209,972
125,000	Keurig Dr. Pepper, Inc. (a)	4.06	5/25/2023	128,591
				1,452,594
	BIOTECHNOLOGY - 0.7%
175,000	Amgen, Inc.	3.13	5/1/2025	175,822
200,000	Celgene Corp.	3.88	8/15/2025	204,500
25,000	Celgene Corp.	3.90	2/20/2028	25,523
225,000	Gilead Sciences, Inc.	4.75	3/1/2046	235,504
				641,349
	CHEMICALS - 0.6%
325,000	DowDuPont, Inc.	4.21	11/15/2023	339,863
100,000	DowDuPont, Inc.	4.49	11/15/2025	106,518
100,000	Sherwin-Williams Co. (The)	4.50	6/1/2047	98,410
				544,791
	COMMERCIAL SERVICES - 0.1%
26,000	Ecolab, Inc.	3.95	12/1/2047	26,631
50,000	S&P Global, Inc.	2.95	1/22/2027	48,730
				75,361

	COMPUTERS - 1.1%
200,000	Apple, Inc.	2.45	8/4/2026	193,222
175,000	Apple, Inc.	2.75	1/13/2025	174,285
175,000	Apple, Inc.	3.25	2/23/2026	178,318
50,000	Apple, Inc.	4.65	2/23/2046	56,491
150,000	Dell International LLC / EMC Corp. (a)	5.45	6/15/2023	159,891
175,000	Dell International LLC / EMC Corp. (a)	6.02	6/15/2026	188,221
50,000	Hewlett Packard Enterprise Co.	4.90	10/15/2025	53,133
60,000	Hewlett Packard Enterprise Co.	6.35	10/15/2048	62,876
				1,066,437
	DIVERSIFIED FINANCIAL SERVICES - 1.4%
175,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.88	1/16/2024	181,971
175,000	American Express Co.	3.63	12/5/2024	179,644
250,000	GE Capital International Funding Co. Unlimited Co.	3.37	11/15/2025	242,583
125,000	Nuveen LLC (a)	4.00	11/1/2028	133,345
575,000	Visa, Inc.	3.15	12/14/2025	583,737
				1,321,280
	ELECTRIC - 1.6%
50,000	Alliant Energy Finance LLC (a)	3.75	6/15/2023	50,992
175,000	Arizona Public Service Co.	2.95	9/15/2027	171,338
50,000	Berkshire Hathaway Energy Co.	3.25	4/15/2028	49,657
74,000	Berkshire Hathaway Energy Co.	6.13	4/1/2036	92,943
25,000	Duke Energy Carolinas LLC	3.95	3/15/2048	25,568
200,000	Duke Energy Corp.	3.15	8/15/2027	196,168
175,000	Entergy Corp.	2.95	9/1/2026	168,150
150,000	MidAmerican Energy Co.	3.65	4/15/2029	156,102
50,000	Sempra Energy 3 Month USD LIBOR + 0.50 (b)	3.29	1/15/2021	49,579
125,000	Sempra Energy	3.40	2/1/2028	120,563
100,000	Southern California Edison Co.	4.20	3/1/2029	101,540
350,000	Southern Co. (The)	3.25	7/1/2026	342,812
				1,525,412
	ENGINEERING & CONSTRUCTION - 0.2%
200,000	Mexico City Airport Trust (a)	3.88	4/30/2028	180,752

	FOOD - 0.7%
375,000	General Mills, Inc. 3 Month USD LIBOR + 0.54 (b)	3.32	4/16/2021	374,298
50,000	Mars, Inc. (a)	2.70	4/1/2025	49,759
75,000	Mars, Inc. (a)	3.20	4/1/2030	74,903
125,000	Tyson Foods, Inc.	3.90	9/28/2023	128,772
				627,732
	GAS - 0.6%
400,000	NiSource, Inc.	3.49	5/15/2027	398,645
125,000	NiSource, Inc.	3.65	6/15/2023	127,161
				525,806
	HAND/MACHINE TOOLS - 0.1%
125,000	Stanley Black & Decker, Inc.	4.25	11/15/2028	134,279

	HEALTHCARE-PRODUCTS - 0.2%
200,000	Thermo Fisher Scientific, Inc.	3.65	12/15/2025	205,051

	HEALTHCARE-SERVICES - 0.4%
225,000	Sutter Health	4.09	8/15/2048	231,394
125,000	UnitedHealth Group, Inc.	4.75	7/15/2045	141,241
				372,635
	INSURANCE - 1.4%
200,000	AIA Group Ltd. (a)	3.20	3/11/2025	198,565
175,000	American International Group, Inc.	3.90	4/1/2026	176,107
75,000	American International Group, Inc.	4.20	4/1/2028	76,247
150,000	Arch Capital Finance LLC	5.03	12/15/2046	166,502
50,000	Great-West Lifeco Finance 2018 LP (a)	4.05	5/17/2028	52,562
100,000	Marsh & McLennan Cos., Inc.	4.38	3/15/2029	105,819
275,000	MetLife, Inc.	3.60	11/13/2025	283,689
75,000	Principal Financial Group, Inc.	3.10	11/15/2026	73,043
100,000	Prudential Financial, Inc.	3.88	3/27/2028	104,952
50,000	XLIT Ltd.	4.45	3/31/2025	52,054
				1,289,540

	INTERNET - 0.8%
100,000	Amazon.com, Inc.	3.15	8/22/2027	100,674
75,000	Amazon.com, Inc.	3.88	8/22/2037	77,954
475,000	Amazon.com, Inc.	5.20	12/3/2025	538,869
				717,497
	LODGING - 0.1%
100,000	Marriott International, Inc.	2.30	1/15/2022	98,291

	MACHINERY-DIVERSIFIED - 0.1%
125,000	Roper Technologies, Inc.	4.20	9/15/2028	129,568

	MEDIA - 1.4%
425,000	Comcast Corp.	3.70	4/15/2024	439,036
325,000	Comcast Corp.	4.15	10/15/2028	342,075
125,000	Comcast Corp.	4.25	10/15/2030	132,798
75,000	Fox Corp. (a)	4.03	1/25/2024	77,751
50,000	Fox Corp. (a)	4.71	1/25/2029	53,610
200,000	Walt Disney Co. (The) (a)	3.70	9/15/2024	208,428
25,000	Walt Disney Co. (The) (a)	6.15	3/1/2037	32,352
				1,286,050
	MINING - 0.3%
250,000	Glencore Funding LLC (a)	4.63	4/29/2024	257,890

	MISCELLANEOUS MANUFACTURING - 0.1%
25,000	General Electric Co.	2.70	10/9/2022	24,551
75,000	General Electric Co.	3.10	1/9/2023	74,529
				99,080
	OIL & GAS - 1.3%
25,000	BP Capital Markets America, Inc.	3.22	4/14/2024	25,324
75,000	BP Capital Markets America, Inc.	3.41	2/11/2026	76,346
100,000	BP Capital Markets America, Inc.	4.23	11/6/2028	106,964
175,000	BP Capital Markets PLC	3.72	11/28/2028	181,545
75,000	Concho Resources, Inc.	4.30	8/15/2028	77,365
75,000	Marathon Petroleum Corp.	3.63	9/15/2024	75,665
50,000	Marathon Petroleum Corp. (a)	3.80	4/1/2028	49,503
10,000	Petroleos Mexicanos	6.35	2/12/2048	8,816
24,000	Petroleos Mexicanos	6.38	1/23/2045	21,199
80,000	Petroleos Mexicanos	6.50	3/13/2027	80,560
150,000	Phillips 66	3.90	3/15/2028	152,614
125,000	Pioneer Natural Resources Co.	3.95	7/15/2022	128,604
150,000	Shell International Finance BV	4.55	8/12/2043	167,363
75,000	Valero Energy Corp.	4.35	6/1/2028	77,871
				1,229,739
	OIL & GAS SERVICES - 0.1%
75,000	Halliburton Co.	3.80	11/15/2025	76,654

	PHARMACEUTICALS - 1.4%
125,000	Abbvie, Inc.	3.75	11/14/2023	128,321
400,000	Cigna Corp. (a)	3.75	7/15/2023	410,121
125,000	CVS Health Corp.	3.88	7/20/2025	126,500
125,000	CVS Health Corp.	4.78	3/25/2038	123,787
50,000	CVS Health Corp.	5.05	3/25/2048	50,370
100,000	CVS Health Corp.	5.13	7/20/2045	101,629
100,000	McKesson Corp.	2.85	3/15/2023	98,878
275,000	Pfizer, Inc.	3.45	3/15/2029	282,049
				1,321,655
	PIPELINES - 2.1%
175,000	Energy Transfer Operating LP	4.20	9/15/2023	180,829
25,000	Energy Transfer Operating LP	4.95	6/15/2028	26,221
100,000	Energy Transfer Operating LP	5.25	4/15/2029	107,234
50,000	Energy Transfer Operating LP	5.30	4/15/2047	49,342
25,000	Energy Transfer Operating LP	6.00	6/15/2048	26,989
300,000	Enterprise Products Operating LLC	3.70	2/15/2026	307,669
25,000	Kinder Morgan Energy Partners LP	5.40	9/1/2044	26,448

175,000	Magellan Midstream Partners LP	5.00	3/1/2026	189,892
125,000	MPLX LP	4.50	4/15/2038	118,732
25,000	MPLX LP	4.70	4/15/2048	23,883
50,000	MPLX LP	4.80	2/15/2029	52,634
150,000	ONEOK, Inc.	4.55	7/15/2028	155,128
100,000	Sabine Pass Liquefaction LLC	5.63	4/15/2023	108,386
275,000	Sabine Pass Liquefaction LLC	5.63	3/1/2025	302,225
100,000	Sunoco Logistics Partners Operations LP	5.40	10/1/2047	99,879
175,000	Williams Partners LP	4.00	9/15/2025	179,737
				1,955,228
	REAL ESTATE INVESTMENT TRUSTS - 1.7%
75,000	Alexandria Real Estate Equities, Inc.	3.80	4/15/2026	76,022
175,000	American Homes 4 Rent LP	4.90	2/15/2029	181,462
200,000	American Tower Corp.	3.38	5/15/2024	201,409
175,000	American Tower Corp.	3.38	10/15/2026	170,559
100,000	Crown Castle International Corp.	3.15	7/15/2023	99,892
75,000	Crown Castle International Corp.	3.65	9/1/2027	73,749
75,000	CubeSmart LP	4.38	12/15/2023	77,986
150,000	Federal Realty Investment Trust	3.25	7/15/2027	147,944
100,000	Kilroy Realty LP	4.75	12/15/2028	106,114
350,000	VEREIT Operating Partnership LP	4.63	11/1/2025	361,991
75,000	VEREIT Operating Partnership LP	4.88	6/1/2026	78,090
				1,575,218
	RETAIL - 0.6%
50,000	Alimentation Couche-Tard, Inc. (a)	3.55	7/26/2027	48,783
75,000	Dollar Tree, Inc.	4.00	5/15/2025	75,814
125,000	Dollar Tree, Inc.	4.20	5/15/2028	124,558
100,000	Home Depot, Inc. (The)	3.90	12/6/2028	106,261
150,000	Starbucks Corp.	3.80	8/15/2025	154,588
75,000	Walmart, Inc.	4.05	6/29/2048	79,654
				589,658
	SEMICONDUCTORS - 1.2%
225,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.13	1/15/2025	215,653
240,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.63	1/15/2024	239,383
225,000	Broadcom, Inc. (a)	3.13	10/15/2022	224,253
150,000	Broadcom, Inc. (a)	3.63	10/15/2024	149,027
125,000	Broadcom, Inc. (a)	4.25	4/15/2026	124,264
75,000	Microchip Technology, Inc. (a)	3.92	6/1/2021	75,658
75,000	NVIDIA Corp.	3.20	9/16/2026	74,692
				1,102,930
	SOFTWARE - 0.3%
50,000	Fiserv, Inc.	3.80	10/1/2023	51,248
100,000	Fiserv, Inc.	4.20	10/1/2028	103,006
150,000	Microsoft Corp.	3.70	8/8/2046	153,062
				307,316
	SOVEREIGN - 2.5%
440,000	Abu Dhabi Government International Bond	3.13	10/11/2027	436,700
200,000	Indonesia Government International Bond	4.35	1/8/2027	206,689
670,000	Kuwait Government International Bond	3.50	3/20/2027	684,237
520,000	Perusahaan Penerbit SBSN Indonesia III	4.55	3/29/2026	540,150
200,000	Qatar Government International Bond (a)	4.50	4/23/2028	213,718
200,000	Qatar Government International Bond (a)	5.10	4/23/2048	219,000
				2,300,494
	TELECOMMUNICATIONS - 2.0%
100,000	AT&T, Inc.	3.20	3/1/2022	100,883
100,000	AT&T, Inc.	3.40	5/15/2025	98,952
225,000	AT&T, Inc.	3.60	2/17/2023	229,350
150,000	AT&T, Inc.	4.25	3/1/2027	154,222
125,000	AT&T, Inc.	5.25	3/1/2037	130,964
175,000	Cisco Systems, Inc.	2.50	9/20/2026	170,356
25,000	Verizon Communications, Inc.	2.63	8/15/2026	23,841
75,000	Verizon Communications, Inc.	3.88	2/8/2029	76,795
25,000	Verizon Communications, Inc. (a)	4.02	12/3/2029	25,719
313,000	Verizon Communications, Inc.	4.33	9/21/2028	331,009
100,000	Verizon Communications, Inc.	5.01	4/15/2049	109,179
100,000	Verizon Communications, Inc.	5.25	3/16/2037	112,493
275,000	Vodafone Group PLC	3.75	1/16/2024	277,308
				1,841,071

	TRANSPORTATION - 0.3%
75,000	Burlington Northern Santa Fe LLC	3.25	6/15/2027	75,868
150,000	Burlington Northern Santa Fe LLC	4.15	4/1/2045	156,561
25,000	FedEx Corp.	3.40	2/15/2028	24,741
				257,170

	TOTAL CORPORATE BONDS & NOTES (Cost - $37,151,805)			37,925,510

	MUNICIPAL BONDS - 1.3%
480,000	City of Chicago IL	7.75	1/1/2042	612,955
25,000	New Jersey Turnpike Authority	7.10	1/1/2041	36,452
175,000	State of California	7.60	11/1/2040	271,686
325,000	State of Illinois	5.10	6/1/2033	319,351
	TOTAL MUNICIPAL BONDS (Cost - $1,223,974)			1,240,444

	AGENCY BOND - 1.0%
910,000	Federal Farm Credit Bank	3.43	12/6/2028	959,827
	TOTAL AGENCY BOND (Cost - $961,038)

	MORTGAGE BACKED SECURITIES - 28.7%
1,000,000	Fannie Mae TBA +^	4.00	11/25/2045	1,028,438
7,000,000	Fannie Mae TBA +^	4.50	8/25/2044	7,293,125
3,000,000	Fannie Mae TBA +^	4.50	8/25/2044	3,123,516
762,775	Fannie Mae Pool	4.50	6/1/2031	801,146
6,000,000	Ginnie Mae TBA +^	4.50	8/20/2044	6,229,687
907,738	Ginnie Mae Pool	4.50	2/20/2048	945,306
971,485	Ginnie Mae Pool	4.50	10/20/2048	1,009,104
—	Ginnie Mae Pool	4.50	11/20/2048	—
2,979,958	Ginnie Mae Pool	4.50	12/20/2048	3,095,358
132,928	Ginnie Mae Pool	5.00	11/20/2048	138,995
1,860,345	Ginnie Mae Pool	5.00	1/20/2049	1,949,741
997,590	Ginnie Mae Pool	5.00	2/20/2049	1,045,528
	TOTAL MORTGAGE BACKED SECURITIES (Cost - $26,530,974)			26,659,944

	U.S. TREASURY SECURITIES - 18.9%
210,000	United States Treasury Bond	2.75	11/15/2042	208,958
4,930,000	United States Treasury Bond	3.00	5/15/2047	5,109,098
220,000	United States Treasury Bond	3.13	11/15/2041	234,017
660,000	United States Treasury Inflation Indexed Note	0.75	7/15/2028	676,363
5,410,000	United States Treasury Note	2.13	9/30/2024	5,367,734
290,000	United States Treasury Note	2.25	2/15/2027	287,768
5,580,000	United States Treasury Note	2.75	6/30/2025	5,723,859
	TOTAL U.S. TREASURY SECURITIES (Cost - $16,900,487)			17,607,797

Contracts		Counterparty	Notional Value
	PURCHASED OPTION - 0.0% *
25	Eurodollar Future, June 2020, Put @ $97.75	Morgan Stanley	244,375	14,375
	TOTAL PURCHASED OPTION (Cost - $12,487)

Shares
	SHORT-TERM INVESTMENT - 16.3%
	MONEY MARKET FUND - 16.3%
15,161,836	Fidelity Investments Money Market - Government Portfolio, Institutional Class to yield 2.30% (c)	15,161,836
	TOTAL SHORT-TERM INVESTMENT (Cost - $15,161,836)

	TOTAL INVESTMENTS - 116.1% (Cost - $106,559,821)	$108,058,667
	OTHER ASSETS LESS LIABILITIES - NET - (16.1)%	(14,977,815)
	TOTAL NET ASSETS - 100.0%	$93,080,852

LIBOR - London Interbank Offered Rate

TBA - To Be Announced Security

^	Delayed delivery

*	Represents less than 0.05%.

+	All or a portion of these TBAs are subject to dollar-roll transactions.

(a)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2019, these securities amounted to $11,112,279 or 11.9% of net assets.

(b)	Variable Rate Security - interest rate subject to periodic change.

Benchmark	Rate
1 Month USD LIBOR	2.49%
3 Month USD LIBOR	2.60%
3 Month GBP LIBOR	0.84%

(c)	Money market rate shown represents the rate at March 31, 2019.

(d)	Zero coupon.

Futures Contracts

	Number of				Unrealized Appreciation/
Description	Contracts	Expiration Date	Counterparty	Notional Amount	(Depreciation)
LONG
Australian 10 Year Bond Future	2	Jun-19	Credit Suisse	$196,847	$1,633
Euro-Bund Future	1	Jun-19	Credit Suisse	186,775	4,039
U.S. 2 Year Note Future	54	Jun-19	Credit Suisse	11,507,063	36,355
U.S. 5 Year Note Future	50	Jun-19	Credit Suisse	5,791,406	43,096
U.S. Long Bond Future	55	Jun-19	Credit Suisse	8,231,094	208,157
					293,280
SHORT
90 Day Eurodollar Future	2	Sep-19	Credit Suisse	487,700	(1,700)
90 Day Eurodollar Future	20	Dec-19	Credit Suisse	4,878,500	(20,235)
Canadian 10 Year Bond Future	2	Jun-19	Credit Suisse	208,152	(4,406)
Euro-BOBL Future	2	Jun-19	Credit Suisse	298,993	22
Euro-Oat Future	2	Jun-19	Credit Suisse	365,308	(9,975)
Long Gilt Future	2	Jun-19	Credit Suisse	337,151	(7,255)
U.S. 10 Year Note Future	61	Jun-19	Credit Suisse	7,577,344	(97,797)
U.S. 10 Year Ultra Note Future	14	Jun-19	Credit Suisse	1,858,938	(37,455)
U.S. Ultra Bond Future	3	Jun-19	Credit Suisse	504,000	(10,363)
					(189,164)
TOTAL NET UNREALIZED APPRECIATION OF FUTURES CONTRACTS					$104,116

INTEREST RATE SWAPS

							Premiums	Unrealized
		Pay/Receive		Expiration	Notional		Paid/	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date	Amount	Value	(Received)	(Depreciation)
Credit Suisse	6 Month AUD LIBOR*	Pay	2.50%	6/20/2024	$1,240,000	$196	$—	$196
Credit Suisse	6 Month GBP LIBOR**	Receive	1.50%	2/12/2029	1,170,000	(12,802)	—	(12,802)
Credit Suisse	3 Month STIBOR*	Receive	0.50%	6/19/2023	7,740,000	(3,183)	—	(3,183)
Credit Suisse	3 Month STIBOR*	Receive	0.50%	6/19/2024	20,780,000	(13,693)	—	(13,693)
Credit Suisse	3 Month STIBOR*	Receive	1.00%	6/19/2029	1,770,000	(3,439)	—	(3,439)
Credit Suisse	3 Month STIBOR*	Pay	1.05%	7/8/2028	600,000	17,668	—	17,668
Credit Suisse	3 Month STIBOR*	Pay	1.10%	8/1/2023	100,000	(339)	—	(339)
Credit Suisse	3 Month USD LIBOR*	Receive	3.00%	6/20/2024	410,000	1,250	—	1,250
Credit Suisse	3 Month USD LIBOR*	Receive	2.22%	8/31/2023	1,040,000	1,929	—	1,929
Credit Suisse	3 Month USD LIBOR*	Pay	2.50%	3/29/2029	720,000	1,552	—	1,552
Credit Suisse	3 Month USD LIBOR*	Pay	3.00%	6/19/2021	1,970,000	(8,981)	—	(8,981)
Credit Suisse	3 Month USD LIBOR*	Pay	2.80%	8/12/2024	810,000	9,008	—	9,008
Credit Suisse	6 Month EUR LIBOR**	Pay	1.45%	1/15/2029	560,000	11,611	—	11,611
Credit Suisse	6 Month EUR LIBOR**	Pay	0.25%	6/19/2023	990,000	2,697	—	2,697
Credit Suisse	6 Month EUR LIBOR**	Pay	1.20%	2/12/2029	770,000	10,737	—	10,737
Credit Suisse	6 Month EUR LIBOR**	Receive	1.00%	3/28/2024	710,000	911	—	911
Credit Suisse	6 Month EUR LIBOR**	Pay	1.20%	2/21/2029	280,000	4,400	—	4,400
Credit Suisse	6 Month EUR LIBOR**	Pay	0.50%	6/19/2024	2,580,000	23,310	—	23,310
Credit Suisse	6 Month EUR LIBOR**	Receive	1.90%	3/8/2028	380,000	(6,599)	—	(6,599)
Credit Suisse	6 Month JPY LIBOR**	Receive	0.35%	1/16/2029	128,750,000	(4,880)	—	(4,880)
Credit Suisse	6 Month NOK LIBOR **	Receive	2.30%	2/21/2029	3,060,000	(2,694)	—	(2,694)
Credit Suisse	Canadian Dollar Offerred Rate**	Pay	2.50%	6/20/2024	550,000	1,864	—	1,864
Credit Suisse	Canadian Dollar Offerred Rate**	Receive	2.50%	6/19/2021	1,030,000	(964)	—	(964)
Credit Suisse	NZD 3 Month Bank Bill Benchmark Rate*	Pay	1.75%	6/19/2021	4,680,000	14,735	—	14,735
							$—	$44,294

CREDIT DEFAULT SWAPS*

								Premiums	Unrealized
		Buy/Sell	Fixed Rate	Fixed Rate	Expiration	Notional		Paid/	Appreciation/
Counterparty	Index	Protection	Received	Paid	Date	Amount	Value	(Received)	(Depreciation)
JPMorgan	The Boeing Company	Sell	1.00%	—	6/20/2024	$100,000	$(79)	$—	$(79)
JPMorgan	North American Investment Grade CDX Index	Sell	1.00%	—	6/20/2024	3,800,000	8,010	—	8,010
JPMorgan	ITRAXX Europe Series 31	Buy	—	1.00%	6/20/2024	3,175,000	(4,971)	—	(4,971)
								$—	$2,960

								$—	$47,254

*	Pays quarterly.

**	Pays semiannually.

#	The underlying holdings of version 30 of this index can be found at http://www.markit.com/Company/Files/DownloadFiles?CMSID=cfbb780d206d4b2a8a92a4d358b1f949.

^	The underlying holdings of Series 29 this index can be found at http://www.markit.com/Company/Files/DownloadFiles?CMSID=d482583edb58464697a2003002728c53.

Benchmark	Rate
3 Month EUR LIBOR	-0.34%
3 Month GBP LIBOR	0.84%
3 Month STIBOR	0.01%
3 Month USD LIBOR	2.60%
6 Month EUR EURIBOR	-0.23%
6 Month JPY LIBOR	0.00%
6 Month NOK LIBOR	1.34%
Canadian Dollar Offered Rate	2.31%
NZD 3 Month Bank Bill Benchmark	1.97%

Forward Foreign Currency Contracts

Settlement		Currency Units to				Unrealized Appreciation/
Date	Counterparty	Receive		In Exchange For		(Depreciation)
4/12/2019	Morgan Stanley	62,081	GBP	81,315	USD	$(379)
4/12/2019	Morgan Stanley	1,281,733	USD	994,045	GBP	(14,214)
6/19/2019	Morgan Stanley	64,232	AUD	39,998	EUR	481
6/19/2019	Morgan Stanley	592,213	AUD	420,052	USD	1,239
6/19/2019	Morgan Stanley	44,012	AUD	31,137	USD	173
6/19/2019	Morgan Stanley	99,949	AUD	71,520	USD	(417)
6/19/2019	Morgan Stanley	100,011	AUD	71,244	USD	(98)
6/19/2019	Morgan Stanley	99,987	AUD	71,404	USD	(275)
6/19/2019	Morgan Stanley	2,198,508	CAD	1,646,761	USD	2,133
6/19/2019	Morgan Stanley	31,270	CHF	31,418	USD	217
6/19/2019	Morgan Stanley	59,597	CHF	60,109	USD	183
6/19/2019	Morgan Stanley	39,703	CHF	40,047	USD	119
6/19/2019	Morgan Stanley	62,916	EUR	100,047	AUD	(52)
6/19/2019	Morgan Stanley	63,070	EUR	100,722	AUD	(358)
6/19/2019	Morgan Stanley	125,036	EUR	108,107	GBP	(85)
6/19/2019	Morgan Stanley	57,147	EUR	49,251	GBP	168
6/19/2019	Morgan Stanley	127,477	EUR	110,323	GBP	(226)
6/19/2019	Morgan Stanley	38,051	EUR	4,757,501	JPY	(236)
6/19/2019	Morgan Stanley	63,934	EUR	7,935,949	JPY	127
6/19/2019	Morgan Stanley	63,034	EUR	615,211	NOK	(405)
6/19/2019	Morgan Stanley	62,960	EUR	612,619	NOK	(188)
6/19/2019	Morgan Stanley	63,065	EUR	613,512	NOK	(173)
6/19/2019	Morgan Stanley	34,797	EUR	338,584	NOK	(103)
6/19/2019	Morgan Stanley	63,961	EUR	621,356	NOK	(74)
6/19/2019	Morgan Stanley	28,353	EUR	298,384	SEK	(311)
6/19/2019	Morgan Stanley	62,997	EUR	661,866	SEK	(571)
6/19/2019	Morgan Stanley	62,993	EUR	661,676	SEK	(555)
6/19/2019	Morgan Stanley	99,938	EUR	1,042,906	SEK	(138)
6/19/2019	Morgan Stanley	62,014	EUR	647,447	SEK	(119)
6/19/2019	Morgan Stanley	62,954	EUR	71,940	USD	(777)
6/19/2019	Morgan Stanley	63,017	EUR	72,000	USD	(766)
6/19/2019	Morgan Stanley	32,251	EUR	36,870	USD	(414)
6/19/2019	Morgan Stanley	62,014	EUR	71,371	USD	(1,271)
6/19/2019	Morgan Stanley	137,727	EUR	156,487	USD	(802)
6/19/2019	Morgan Stanley	126,940	EUR	143,522	USD	(30)
6/19/2019	Morgan Stanley	127,050	EUR	143,409	USD	207
6/19/2019	Morgan Stanley	29,712	GBP	52,564	CAD	(554)
6/19/2019	Morgan Stanley	23,406	GBP	27,371	EUR	(321)
6/19/2019	Morgan Stanley	107,170	GBP	125,060	EUR	(1,167)
6/19/2019	Morgan Stanley	34,050	GBP	39,614	EUR	(235)
6/19/2019	Morgan Stanley	161,339	GBP	187,557	EUR	(948)
6/19/2019	Morgan Stanley	53,425	GBP	62,017	EUR	(212)

6/19/2019	Morgan Stanley	56,195	GBP	64,034	EUR	(177)
6/19/2019	Morgan Stanley	220,076	GBP	255,058	EUR	(410)
6/19/2019	Morgan Stanley	29,925	GBP	39,893	USD	(745)
6/19/2019	Morgan Stanley	27,678	GBP	36,742	USD	(534)
6/19/2019	Morgan Stanley	57,964	GBP	76,684	USD	(856)
6/19/2019	Morgan Stanley	107,993	GBP	141,901	USD	(624)
6/19/2019	Morgan Stanley	15,694,357	JPY	125,980	EUR	265
6/19/2019	Morgan Stanley	3,474,917	JPY	31,446	USD	143
6/19/2019	Morgan Stanley	7,324,869	JPY	66,051	USD	537
6/19/2019	Morgan Stanley	105,086,048	JPY	948,058	USD	7,244
6/19/2019	Morgan Stanley	7,903,403	JPY	71,318	USD	529
6/19/2019	Morgan Stanley	3,472,477	JPY	31,422	USD	145
6/19/2019	Morgan Stanley	7,816,053	JPY	70,941	USD	112
6/19/2019	Morgan Stanley	3,882,250	JPY	35,276	USD	16
6/19/2019	Morgan Stanley	15,713,162	JPY	142,955	USD	(112)
6/19/2019	Morgan Stanley	2,369,745	NOK	242,623	EUR	1,766
6/19/2019	Morgan Stanley	201,783	NOK	20,764	EUR	31
6/19/2019	Morgan Stanley	624,734	NOK	63,970	EUR	457
6/19/2019	Morgan Stanley	266,360	NOK	31,290	USD	(265)
6/19/2019	Morgan Stanley	346,780	NOK	40,283	USD	109
6/19/2019	Morgan Stanley	95,005	NZD	57,085	EUR	363
6/19/2019	Morgan Stanley	70,216	NZD	48,065	USD	(106)
6/19/2019	Morgan Stanley	312,484	NZD	214,098	USD	(663)
6/19/2019	Morgan Stanley	111,902	NZD	76,778	USD	(346)
6/19/2019	Morgan Stanley	45,514	NZD	31,324	USD	(236)
6/19/2019	Morgan Stanley	103,971	NZD	72,128	USD	(1,113)
6/19/2019	Morgan Stanley	103,921	NZD	71,470	USD	(490)
6/19/2019	Morgan Stanley	1,803,546	SEK	170,400	EUR	2,984
6/19/2019	Morgan Stanley	533,435	SEK	57,967	USD	(114)
6/19/2019	Morgan Stanley	48,242	USD	67,926	AUD	(80)
6/19/2019	Morgan Stanley	51,557	USD	72,268	AUD	147
6/19/2019	Morgan Stanley	141,935	USD	189,186	CAD	44
6/19/2019	Morgan Stanley	42,939	USD	57,370	CAD	(89)
6/19/2019	Morgan Stanley	71,011	USD	94,971	CAD	(218)
6/19/2019	Morgan Stanley	68,878	USD	92,317	CAD	(360)
6/19/2019	Morgan Stanley	278,261	USD	276,853	CHF	(1,820)
6/19/2019	Morgan Stanley	2,589,082	USD	2,273,079	EUR	19,620
6/19/2019	Morgan Stanley	51,477	USD	45,035	EUR	570
6/19/2019	Morgan Stanley	74,519	USD	65,790	EUR	151
6/19/2019	Morgan Stanley	711,753	USD	532,062	GBP	15,709
6/19/2019	Morgan Stanley	143,210	USD	108,008	GBP	1,913
6/19/2019	Morgan Stanley	31,418	USD	23,700	GBP	413
6/19/2019	Morgan Stanley	35,276	USD	3,865,106	JPY	140
6/19/2019	Morgan Stanley	70,976	USD	7,785,997	JPY	196
6/19/2019	Morgan Stanley	142,032	USD	15,618,681	JPY	48
6/19/2019	Morgan Stanley	142,040	USD	15,624,060	JPY	6

6/19/2019	Morgan Stanley	70,605	USD	7,736,528	JPY	274
6/19/2019	Morgan Stanley	283,930	USD	31,029,741	JPY	1,849
6/19/2019	Morgan Stanley	40,424	USD	4,424,574	JPY	202
6/19/2019	Morgan Stanley	49,078	USD	5,382,451	JPY	148
6/19/2019	Morgan Stanley	68,158	USD	585,148	NOK	1
6/19/2019	Morgan Stanley	71,124	USD	608,473	NOK	250
6/19/2019	Morgan Stanley	36,610	USD	307,586	NOK	783
6/19/2019	Morgan Stanley	101,492	USD	149,042	NZD	(308)
6/19/2019	Morgan Stanley	34,310	USD	317,344	SEK	(107)
NET UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$25,965

Global Atlantic Goldman Sachs Global Equity Insights Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.9%
	AEROSPACE/DEFENSE - 1.6%
925	Boeing Co.	$352,814
4,700	CAE, Inc.	104,170
617	Kongsberg Gruppen ASA	9,400
		466,384
	AGRICULTURE - 2.9%
5,130	British American Tobacco PLC	213,508
5,586	Imperial Brands PLC	191,033
2,983	Philip Morris International, Inc.	263,667
3,445	Swedish Match AB	176,014
		844,222
	AIRLINES - 1.1%
2,149	Deutsche Lufthansa AG	47,210
14,421	International Consolidated Airlines Group SA	96,211
4,100	Japan Airlines Co Ltd.	144,427
511	Southwest Airlines Co.	26,526
		314,374
	APPAREL - 1.3%
667	adidas AG	162,221
401	Kering SA	230,174
		392,395
	AUTO MANUFACTURERS - 1.4%
3,898	General Motors Co.	144,616
3,668	Peugeot SA	89,539
10,681	Volvo AB	165,823
		399,978
	AUTO PARTS & EQUIPMENT - 0.6%
744	Allison Transmission Holdings, Inc.	33,420
1,152	Lear Corp.	156,338
		189,758
	BANKS - 6.9%
5,798	ABN AMRO Group NV	130,857
26,963	Banco Bilbao Vizcaya Argentaria SA	154,193
5,240	Bank of America Corp.	144,572
4,546	Citigroup, Inc.	282,852
1,922	Citizens Financial Group, Inc.	62,465
2,228	Comerica, Inc.	163,357
10,671	DNB ASA	196,776
91	Erste Group Bank AG	3,347
26,614	Lloyds Banking Group PLC	21,550
29,800	Mitsubishi UFJ Financial Group, Inc.	148,078
2,703	PacWest Bancorp	101,660
254	Popular, Inc.	13,241
2,303	State Street Corp.	151,560
747	SVB Financial Group *	166,103
400	Toronto-Dominion Bank	21,713
3,181	Western Alliance Bancorp *	130,548
3,497	Zions Bancorp NA	158,799
		2,051,671
	BEVERAGES - 1.7%
213	Carlsberg A/S	26,629
18,140	Coca-Cola Amatil Ltd.	111,462
300	Cott Corp.	4,379
4,750	Diageo PLC	194,226
3,075	Monster Beverage Corp. *	167,833
		504,529

	BIOTECHNOLOGY - 2.2%
950	Amgen, Inc.	180,481
566	Biogen, Inc. *	133,791
236	Celgene Corp. *	22,264
2,666	Gilead Sciences, Inc.	173,317
839	Vertex Pharmaceuticals, Inc. *	154,334
		664,187
	BUILDING MATERIALS - 0.1%
100	AGC, Inc.	3,505
847	Masco Corp.	33,296
		36,801
	CHEMICALS - 2.6%
721	Air Liquide SA	91,765
57	Arkema SA	5,431
347	Axalta Coating Systems, Ltd. *	8,748
210	BASF SE *	15,452
3,595	CF Industries Holdings, Inc.	146,964
1,652	Covestro AG	90,930
2,030	Huntsman Corp.	45,655
1,616	Koninklijke DSM NV	176,299
443	Sherwin-Williams Co.	190,804
		772,048
	COMMERCIAL SERVICES - 1.8%
200	Benesse Holdings, Inc.	5,195
46	Bright Horizons Family Solutions, Inc. *	5,847
696	Experian PLC	18,855
1,937	Intertek Group PLC	122,591
679	ManpowerGroup, Inc.	56,147
2,825	PayPal Holdings, Inc. *	293,348
80	Randstad Holding NV	3,905
122	Wirecard AG	15,302
		521,190
	COMPUTERS - 5.6%
4,803	Apple, Inc.	912,330
1,185	Dell Technologies, Inc. *	69,548
2,558	Fortinet, Inc. *	214,795
2,300	Fujitsu Ltd.	165,947
1,939	International Business Machines Corp.	273,593
200	NET One Systems Co. Ltd. *	5,036
200	Nomura Research Institute, Ltd.	9,089
37	Teleperformance	6,656
		1,656,994
	COSMETICS/PERSONAL CARE - 0.6%
1,786	Colgate-Palmolive Co	122,412
1,131	Unilever PLC - ADR	65,281
		187,693
	DISTRIBUTION/WHOLESALE - 0.1%
300	Mitsui & Co. Ltd.	4,658
496	WESCO International, Inc. *	26,293
		30,951
	DIVERSIFIED FINANCIAL SERVICES - 1.8%
6,405	Ally Financial, Inc.	176,073
2,436	Charles Schwab Corp.	104,163
2,300	Hong Kong Exchanges & Clearing Ltd.	80,164
10,400	ORIX Corp.	149,350
520	Synchrony Financial	16,588
		526,338
	ELECTRIC - 4.5%
4,291	AES Corp.	77,581
2,449	Ameren Corp.	180,124
2,010	American Electric Power Co, Inc.	168,338

1,500	CLP Holdings Ltd.	17,389
2,363	CMS Energy Corp.	131,241
1,332	DTE Energy Co.	166,154
14,105	E.ON SE	156,984
4,835	Exelon Corp.	242,379
200	Kansai Electric Power Co., Inc.	2,949
472	PPL Corp.	14,981
4,779	RWE AG	128,250
400	Shikoku Electric Power Co., Inc.	4,871
6,141	Terna Rete Elettrica Nazionale SpA	38,945
		1,330,186
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
2,586	Schneider Electric SE	203,084

	ELECTRONICS - 2.0%
2,215	Agilent Technologies, Inc.	178,042
473	Honeywell International, Inc.	75,169
2,082	Keysight Technologies, Inc. *	181,550
600	Kyocera Corp.	35,235
3,060	National Instruments Corp.	135,742
		605,738
	ENGINEERING & CONSTRUCTION - 0.8%
3,296	ACS Actividades de Construccion y Servicios SA	144,928
2,882	AECOM *	85,509
		230,437
	ENTERTAINMENT - 0.2%
919	Cinemark Holdings, Inc.	36,751
700	Sega Sammy Holdings, Inc.	8,259
		45,010
	FOOD - 2.3%
713	Austevoll Seafood ASA	8,445
2,600	Empire Co. Ltd.	56,303
466	Ingredion, Inc.	44,126
7,509	Koninklijke Ahold Delhaize NV	200,037
1,395	Kroger Co.	34,317
289	Lamb Weston Holdings, Inc.	21,658
4,296	Mondelez International, Inc.	214,456
288	Mowi ASA	6,438
695	Tyson Foods, Inc.	48,254
1,392	US Foods Holding Corp. *	48,594
		682,628
	HAND/MACHINE TOOLS - 0.2%
9,500	Techtronic Industries Co. Ltd.	63,838

	HEALTHCARE PRODUCTS - 2.2%
363	ABIOMED, Inc. *	103,669
100	Align Technology, Inc. *	28,433
47	Hill-Rom Holdings, Inc.	4,975
362	IDEXX Laboratories, Inc. *	80,943
557	Lonza Group AG	172,710
1,750	Medtronic PLC	159,390
710	Zimmer Biomet Holdings, Inc.	90,667
		640,787
	HEALTHCARE - SERVICES - 1.9%
517	Anthem, Inc.	148,369
668	Evotec SE *	17,769
419	Fresenius Medical Care AG & Co. KGaA	33,827
1,346	HCA Healthcare, Inc.	175,491
499	Humana, Inc.	132,734
494	Universal Health Services, Inc.	66,082
		574,272

	HOME BUILDERS - 1.1%
4,600	Daiwa House Industry Co, Ltd.	146,247
458	DR Horton, Inc.	18,952
3,058	Persimmon PLC	86,469
2,872	PulteGroup, Inc.	80,301
		331,969
	HOME FURNISHINGS - 0.7%
544	Dolby Laboratories, Inc.	34,256
385	Electrolux AB	9,916
1,156	Whirlpool Corp.	153,621
		197,793
	INSURANCE - 5.2%
4,000	AIA Group Ltd.	39,822
1,803	Allstate Corp.	169,807
515	Aon PLC	87,911
3,041	Athene Holding Ltd. *	124,073
4,062	Brighthouse Financial, Inc. *	147,410
1,860	First American Financial Corp.	95,790
1,917	Insurance Australia Group Ltd. *	10,458
31,096	Legal & General Group PLC	111,551
3,000	Manulife Financial Corp.	50,750
42	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,951
298	NN Group NV	12,391
2,980	Progressive Corp.	214,828
702	Reinsurance Group of America, Inc.	99,670
178	SCOR SE	7,587
1,504	Storebrand ASA	11,726
1,000	Tokio MarinE Holdings, Inc.	48,444
3,268	Unum Group	110,556
3,502	Voya Financial, Inc.	174,960
		1,527,685
	INTERNET - 8.6%
248	Alphabet, Inc. - Class A *	290,981
250	Alphabet, Inc. - Class C *	294,223
348	Amazon.com, Inc. *	619,701
48	Booking Holdings, Inc. *	83,756
1,818	CDW Corp.	175,201
1,419	eBay, Inc.	52,702
199	F5 Networks, Inc. *	31,229
1,902	Facebook, Inc. *	317,044
321	GoDaddy, Inc. *	24,136
721	Match Group, Inc.	40,816
314	Netflix, Inc. *	111,960
901	Palo Alto Networks, Inc. *	218,835
776	VeriSigns, Inc. *	140,891
55,300	Yahoo Japan Corp.	135,396
		2,536,871
	LEISURE - 0.4%
2,254	Carnival Corp.	114,323
174	Carnival PLC - ADR	8,667
		122,990
	LODGING - 1.1%
2,116	Hilton Worldwide Holdings, Inc.	175,861
2,671	Las Vegas Sands Corp.	162,824
		338,685
	MACHINERY - CONSTRUCTION & MINING - 1.6%
794	Caterpillar, Inc.	107,579
6,000	Hitachi Ltd.	194,335
4,100	Mitsubishi Heavy Industries Ltd.	170,319
		472,233

	MEDIA - 2.1%
505	CBS Corp.	24,003
11,594	News Corp.	144,229
15,179	Pearson PLC	165,392
3,852	Viacom, Inc.	108,126
126	Walt Disney Co.	13,990
2,456	Wolters Kluwer NV *	167,394
		623,134
	MINING - 0.9%
1,600	Kirkland Lake Gold Ltd.	48,672
3,532	Rio Tinto PLC	207,858
		256,530
	MISCELLANEOUS MANUFACTURER - 0.9%
557	Eaton Corp PLC	44,872
1,038	Parker-Hannifin Corp.	178,142
946	Textron, Inc.	47,924
		270,938
	OIL & GAS - 6.1%
261	Chevron Corp.	32,150
3,425	ConocoPhillips	228,585
3,956	Devon Energy Corp.	124,851
14,412	Eni SpA	254,940
3,585	Galp Energia SGPS SA	57,483
1,657	HollyFrontier Corp.	81,640
6,942	Marathon Petroleum Corp.	116,001
1,951	OMV AG	105,963
2,310	Phillips 66	219,843
1,582	Royal Dutch Shell PLC - Class A	49,753
924	Royal Dutch Shell PLC - Class B	29,234
5,800	Suncor Energy, Inc.	188,029
2,132	Valero Energy Corp.	180,858
5,209	Woodside Petroleum Ltd.	128,101
		1,797,431
	OIL & GAS SERVICES - 0.4%
3,940	Baker Hughes a GE Co.	109,217
482	TGS NOPEC Geophysical Co. ASA	13,170
		122,387
	PACKAGING & CONTAINERS - 0.2%
480	Berry Global Group, Inc. *	25,858
650	Sealed Air Corp.	29,939
		55,797
	PHARMACEUTICALS - 6.6%
3,160	AbbVie, Inc.	254,664
5,700	Astellas Pharma, Inc.	85,409
4,239	Bristol-Myers Squibb Co.	202,243
126	Grifols SA *	3,531
168	Herbalife Nutrition Ltd. *	8,902
1,402	Johnson & Johnson	195,986
1,384	Merck & Co., Inc.	157,967
5,259	Mylan NV *	149,040
3,515	Novo Nordisk A/S	184,192
800	Otsuka Holdings Co, Ltd.	31,433
2,957	Pfizer, Inc.	125,584
984	Roche Holding AG	271,072
2,600	Shionogi & Co. Ltd.	160,954
52	Siegfried Holding AG	18,667
1,278	UCB SA	109,862
		1,959,506
	PIPELINES - 0.5%
2,762	Kinder Morgan, Inc.	55,268
4,305	TechnipFMC PLC *	101,254
		156,522

	REAL ESTATE INVESTMENT TRUSTS - 2.0%
4,917	American Homes 4 Rent	111,714
49	American Tower Corp.	9,656
1,140	Apartment Investment & Management Co.	57,331
343	Camden Property Trust	34,815
3,179	Duke Realty Corp.	97,214
10,200	Host Hotels & Resorts, Inc.	192,780
2	Japan Retail Fund Investment Corp.	4,024
646	Lamar Advertising Co.	51,202
232	Sun Communities, Inc.	27,496
		586,232
	RETAIL - 2.6%
600	Alimentation Couche-Tard, Inc.	35,355
926	Best Buy Co., Inc.	65,802
252	Chipotle Mexican Grill, Inc. *	178,998
200	Marui Group Co Ltd.	4,038
205	O’Reilly Automotive, Inc. *	79,602
2,293	Target Corp.	184,036
1,206	TJX Cos, Inc.	64,171
3,437	Yum China Holdings, Inc.	154,355
		766,357
	SEMICONDUCTORS - 1.4%
2,120	Infineon Technologies AG	42,098
965	Lam Research Corp.	172,745
1,221	Micron Technology, Inc. *	50,464
2,500	Rohm Co. Ltd.	155,847
		421,154
	SOFTWARE - 4.6%
3,541	Activision Blizzard, Inc.	161,222
250	Black Knight, Inc. *	13,625
2,002	Citrix Systems, Inc.	199,519
1,049	Fidelity National Information Services, Inc.	118,642
369	Intuit, Inc.	96,460
1,400	Konami Holdings Corp.	60,776
211	Lectra	5,106
1,185	Microsoft Corp.	139,759
3,700	Open Text Corp.	142,106
346	Oracle Corp.	18,584
790	ServiceNow, Inc. *	194,727
1,053	Tableau Software, Inc. *	134,026
227	Temenos AG	33,461
180	Teradata Corp. *	7,857
400	TIS, Inc. *	18,937
42	Ubisoft Entertainment SA *	3,742
		1,348,549
	TELECOMMUNICATIONS - 1.5%
1,887	CenturyLink, Inc.	22,625
1,200	KDDI Corp.	25,857
2,500	Nippon Telegraph & Telephone Corp.	106,225
20,497	Telefonaktiebolaget LM Ericsson	188,765
4,442	Telefonica SA	37,253
284	Telenor ASA	5,695
709	Telephone & Data Systems, Inc.	21,788
1,658	Vodafone Group PLC	30,142
		438,350
	TRANSPORTATION - 3.3%
5,430	Aurizon Holdings Ltd.	17,550
700	Canadian Pacific Railway Ltd.	144,270
800	Central Japan Railway Co.	185,825
1,878	CSX Corp.	140,512
1,800	East Japan Railway Co.	173,682
648	Norfolk Southern Corp.	121,105
1,215	Union Pacific Corp.	203,148
		986,092

	TOTAL COMMON STOCKS (Cost - $28,419,425)	29,252,698

	SHORT-TERM INVESTMENT - 0.1%
	MONEY MARKET FUND - 0.1%
40,555	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 2.30% (a) (Cost - $40,555)	40,555

	TOTAL INVESTMENTS - 99.0% (Cost - $28,459,980)	$29,293,253
	OTHER ASSETS LESS LIABILITIES - NET - 1.0%	282,932
	TOTAL NET ASSETS - 100.0%	$29,576,185

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Money market rate shown represents the rate at March 31, 2019.

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.3%
	AEROSPACE/DEFENSE - 3.7%
5,029	Boeing Co.	$1,918,161
4,461	Harris Corp.	712,466
7,484	Spirit AeroSystems Holdings, Inc.	685,011
		3,315,638
	AGRICULTURE - 0.7%
6,599	Philip Morris International, Inc.	583,286

	APPAREL - 0.2%
9,915	Under Amour, Inc. *	209,603

	AUTO MANUFACTURERS - 0.2%
682	Tesla, Inc. *	190,865

	AUTO PARTS & EQUIPMENT - 1.5%
14,638	Allison Transmission Holdings, Inc.	657,539
5,050	Lear Corp.	685,336
		1,342,875
	BANKS - 3.6%
2,726	Citigroup, Inc.	169,612
9,089	Comerica, Inc.	666,405
2,460	East West Bancorp, Inc.	118,006
9,450	State Street Corp.	621,905
2,893	SVB Financial Group *	643,287
7,728	Western Alliance Bancorp *	317,157
14,049	Zions Bancorp NA	637,965
		3,174,337
	BEVERAGES - 1.1%
881	Coca-Cola Co.	41,284
14,635	Monster Beverage Corp. *	798,778
1,156	PepsiCo, Inc.	141,668
		981,730
	BIOTECHNOLOGY - 5.1%
5,359	Amgen, Inc.	1,018,103
1,993	Biogen, Inc. *	471,105
2,227	BioMarin Pharmaceutical, Inc. *	197,824
3,969	Celgene Corp. *	374,435
256	Exact Sciences Corp. *	22,175
17,024	Gilead Sciences, Inc.	1,106,730
6,842	Incyte Corp. *	588,480
4,384	Vertex Pharmaceuticals, Inc. *	806,437
		4,585,289
	BUILDING MATERIALS - 1.2%
2,212	Lennox International, Inc.	584,853
13,480	Masco Corp.	529,899
		1,114,752
	CHEMICALS - 1.4%
12,442	Axalta Coating Systems Ltd. *	313,663
2,123	Sherwin-Williams Co.	914,397
		1,228,060
	COMMERCIAL SERVICES - 2.6%
1,535	Bright Horizons Family Solutions, Inc. *	195,114
1,120	CoStar Group, Inc. *	522,390
1,379	H&R Block, Inc.	33,013
10,152	PayPal Holdings, Inc. *	1,054,184
7,865	Robert Half International, Inc.	512,483
		2,317,184
	COMPUTERS - 10.2%
35,498	Apple, Inc.	6,742,845
1,472	Dell Technologies, Inc. *	86,392
795	EPAM Systems, Inc. *	134,458
8,715	Fortinet, Inc. *	731,799
9,218	International Business Machines Corp.	1,300,660
1,060	NetApp, Inc.	73,500
		9,069,654
	COSMETICS/PERSONAL CARE - 0.8%
10,412	Colgate-Palmolive Co.	713,638

	DISTRIBUTION/WHOLESALE - 0.1%
2,331	HD Supply Holdings, Inc. *	101,049

	DIVERSIFIED FINANCIAL SERVICES - 2.9%
10,981	Charles Schwab Corp.	469,548
4,230	Mastercard, Inc.	995,954
7,034	Visa, Inc.	1,098,640
		2,564,142
	ELECTRIC - 1.2%
13,484	Exelon Corp.	675,953
6,896	NRG Energy, Inc.	292,942
4,064	PPL Corp.	128,991
		1,097,886
	ELECTRICAL COMPONENTS & EQUIPMENT -0.3%
3,393	AMETEK, Inc.	281,517

	ELECTRONICS - 1.3%
3,444	Keysight Technologies, Inc. *	300,317
294	Mettler-Toledo International, Inc. *	212,562
14,701	National Instruments Corp.	652,136
		1,165,015
	ENVIRONMENTAL CONTROL - 0.3%
2,559	Waste Management, Inc.	265,906

	FOOD - 0.9%
1,898	Ingredion, Inc.	179,722
18,839	US Foods Holding Corp. *	657,669
		837,391
	HEALTHCARE PRODUCTS - 1.9%
1,509	ABIOMED, Inc. *	430,955
1,617	Align Technology, Inc. *	459,762
6,061	Hill-Rom Holdings, Inc.	641,617
1,073	Varian Medical Systems, Inc. *	152,066
482	West Pharmaceutical Services, Inc.	53,116
		1,737,516
	HEALTHCARE - SERVICES - 3.3%
69	Anthem, Inc.	19,802
6,279	HCA Healthcare, Inc.	818,656
3,230	Humana, Inc.	859,180
2,472	Molina Healthcare, Inc. *	350,925
2,769	UnitedHealth Group, Inc.	684,663
1,363	Universal Health Services, Inc.	182,329
		2,915,555
	HOME FURNISHINGS - 0.4%
2,828	Whirlpool Corp.	375,813

	INSURANCE - 1.8%
3,289	Aon PLC	561,432
3,236	Athene Holding Ltd. *	132,029
4,325	Brighthouse Financial, Inc. *	156,954
1,652	Progressive Corp/The	119,093
13,208	Voya Financial Inc	659,872
		1,629,380
	INTERNET - 20.6%
2,047	Alphabet, Inc. - Class A *	2,401,766
2,033	Alphabet, Inc. - Class C *	2,392,617
2,817	Amazon.com, Inc. *	5,016,373
311	Booking Holdings, Inc. *	542,667
487	CDW Corp.	46,932
19,544	eBay, Inc.	725,864
4,234	F5 Networks, Inc. *	664,442
16,354	Facebook, Inc. *	2,726,048
11,012	FireEye, Inc. *	184,891
6,048	GoDaddy, Inc. *	454,749
3,659	Match Group, Inc.	207,136
2,760	Netflix, Inc. *	984,106
3,388	Palo Alto Networks, Inc. *	822,877
2,612	Proofpoint, Inc. *	317,175
833	RingCentral, Inc. *	89,797
4,639	Twitter, Inc. *	152,530
3,823	VeriSign, Inc. *	694,104
		18,424,074
	LEISURE TIME - 0.2%
2,146	Carnival Corp	108,845

	LODGING - 1.8%
9,791	Hilton Worldwide Holdings, Inc.	813,730
12,349	Las Vegas Sands Corp.	752,795
		1,566,525
	MACHINERY - CONSTRUCTION & MINING - 0.9%
6,239	Caterpillar, Inc.	845,322

	MACHINERY - DIVERSIFIED - 0.1%
581	IDEX Corp.	88,161

	MEDIA - 0.1%
5,802	News Corp.	72,177

	MISCELLANEOUS MANUFACTURER - 0.6%
109	Ingersoll-Rand PLC	11,767
2,937	Parker-Hannifin Corp.	504,048
		515,815
	OIL & GAS - 1.1%
2,628	ConocoPhillips	175,393
5,535	Marathon Petroleum Corp.	92,490
2,667	Parsley Energy, Inc. *	51,473
6,648	Phillips 66	632,690
		952,046
	PACKAGING & CONTAINERS - 1.1%
5,630	Berry Global Group, Inc. *	303,288
15,296	Sealed Air Corp.	704,534
		1,007,822
	PHARMACEUTICALS - 2.6%
16,466	AbbVie, Inc.	1,326,995
8,264	Bristol-Myers Squibb Co.	394,275
3,192	Herbalife Nutrition Ltd. *	169,144
2,743	Jazz Pharmaceuticals PLC *	392,112
497	Neurocrine Biosciences, Inc. *	43,786
		2,326,312
	PIPELINES - 0.3%
11,310	TechnipFMC PLC *	266,011

	REAL ESTATE INVESTMENT TRUSTS - 2.8%
1,239	Alexandria Real Estate Equities, Inc.	176,632
2,264	American Tower Corp.	446,144
1,027	Camden Property Trust	104,241
3,343	CoreSite Realty Corp.	357,768
33,879	Host Hotels & Resorts, Inc.	640,313
9,238	Lamar Advertising Co.	732,204
		2,457,302
	RETAIL - 4.0%
7,836	Best Buy Co., Inc.	556,826
485	Chipotle Mexican Grill, Inc. *	344,500
2,838	Home Depot, Inc.	544,584
2,254	O’Reilly Automotive, Inc. *	875,228
10,117	TJX Cos, Inc.	538,326
15,526	Yum! Brands, Inc.	697,273
		3,556,737
	SEMICONDUCTORS - 2.5%
4,790	Lam Research Corp.	857,458
4,872	Micron Technology, Inc. *	201,360
7,588	NXP Semiconductors NV	670,703
16,795	ON Semiconductor Corp. *	345,473
1,523	Xilinx Inc	193,101
		2,268,095
	SOFTWARE - 10.8%
8,464	Activision Blizzard, Inc.	385,366
589	Atlassian Corp PLC *	66,198
12,242	Black Knight, Inc. *	667,189
1,117	Cadence Design Systems, Inc. *	70,941
7,599	Citrix Systems, Inc.	757,316
6,385	Fidelity National Information Services, Inc.	722,144
40,812	Microsoft Corp.	4,813,367
2,157	MSCI, Inc.	428,898
3,908	ServiceNow, Inc. *	963,283
5,210	Tableau Software, Inc. *	663,129
484	Vmware, Inc.	87,367
		9,625,198

	TELECOMMUNICATIONS - 0.6%
1,147	Arista Networks, Inc. *	360,686
5,971	Zayo Group Holdings, Inc. *	169,696
		530,382
	TRANSPORTATION - 2.5%
5,509	CSX Corp.	412,183
8,662	Union Pacific Corp.	1,448,286
7,697	XPO Logistics, Inc. *	413,636
		2,274,105

	TOTAL COMMON STOCKS (Cost - $80,706,787)	88,683,010

	SHORT-TERM INVESTMENT - 0.7%
	MONEY MARKET FUND - 0.7%
621,767	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 2.30% (a)(Cost - $621,767)	621,767

	TOTAL INVESTMENTS - 100.0% (Cost - $81,328,554)	89,304,777
	OTHER ASSETS LESS LIABILITIES - NET - 0.0% ^	21,627
	TOTAL NET ASSETS - 100.0%	89,326,404

*	Non-income producing security.

^	Represents less than 0.05%

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Money market rate shown represents the rate at March 31, 2019.

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.0%
	AEROSPACE/DEFENSE - 1.2%
1,587	L3 Technologies, Inc.	$327,509
1,485	Spirit AeroSystems Holdings, Inc.	135,922
4,936	Teledyne Technologies, Inc. *	1,169,881
		1,633,312
	AGRICULTURE - 0.5%
6,165	Bunge Ltd.	327,177
4,077	Philip Morris International, Inc.	360,366
		687,543
	AIRLINES - 0.6%
46,912	JetBlue Airways Corp. *	767,480

	APPAREL - 0.5%
2,901	Ralph Lauren Corp.	376,202
13,159	Under Armour, Inc. *	278,181
		654,383
	AUTO PARTS & EQUIPMENT - 1.0%
3,079	Allison Transmission Holdings, Inc.	138,309
9,152	Lear Corp.	1,242,018
		1,380,327
	BANKS - 9.3%
39,111	Citizens Financial Group, Inc.	1,271,108
18,465	Comerica, Inc.	1,353,854
16,729	East West Bancorp, Inc.	802,490
1,293	First Citizens BancShares, Inc.	526,510
30,636	First Hawaiian, Inc.	798,068
72,186	KeyCorp	1,136,930
28,398	PacWest Bancorp	1,068,049
21,991	Popular, Inc.	1,146,391
14,360	State Street Corp.	945,032
4,580	SVB Financial Group *	1,018,409
23,928	Western Alliance Bancorp *	982,005
28,286	Zions Bancorp NA	1,284,465
		12,333,311
	BEVERAGES - 0.2%
5,197	Monster Beverage Corp. *	283,652

	BIOTECHNOLOGY - 1.7%
73	Amgen, Inc.	13,869
544	Biogen, Inc. *	128,591
15,339	Gilead Sciences, Inc.	997,188
2,509	Incyte Corp. *	215,799
4,736	Vertex Pharmaceuticals, Inc. *	871,187
		2,226,634
	BUILDING MATERIALS - 1.1%
3,637	Fortune Brands Home & Security, Inc.	173,158
393	Lennox International, Inc.	103,909
28,708	Masco Corp.	1,128,511
		1,405,578
	CHEMICALS - 3.1%
42,033	Axalta Coating Systems Ltd. *	1,059,652
25,532	CF Industries Holdings, Inc.	1,043,748
5,785	Eastman Chemical Co.	438,966
36,883	Huntsman Corp.	829,499
22,591	Olin Corp.	522,756
496	Sherwin-Williams Co.	213,631
		4,108,252

	COMMERCIAL SERVICES - 3.0%
8,334	Bright Horizons Family Solutions, Inc. *	1,059,335
778	Graham Holdings Co.	531,514
20,415	H&R Block, Inc.	488,735
6,778	IHS Markit Ltd. *	368,588
14,193	ManpowerGroup, Inc.	1,173,619
17,083	Nielsen Holdings PLC	404,354
		4,026,145
	COMPUTERS - 1.0%
30,773	Conduent, Inc. *	425,591
1,127	Dell Technologies, Inc. *	66,144
5,141	Fortinet, Inc. *	431,690
8,683	Western Digital Corp.	417,304
		1,340,729
	DISTRIBUTION/WHOLESALE - 1.2%
12,870	HD Supply Holdings, Inc. *	557,915
20,496	WESCO International, Inc. *	1,086,492
		1,644,407
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
49,136	Ally Financial, Inc.	1,350,749
7,648	E*TRADE Financial Corp.	355,097
26,729	Synchrony Financial	852,654
		2,558,500
	ELECTRIC - 10.6%
74,669	AES Corp.	1,350,016
20,871	Ameren Corp.	1,535,062
11,525	American Electric Power Co., Inc.	965,219
18,551	CenterPoint Energy, Inc.	569,516
26,457	CMS Energy Corp.	1,469,422
13,540	DTE Energy Co.	1,688,980
19,518	Exelon Corp.	978,437
32,636	NRG Energy, Inc.	1,386,377
27,748	OGE Energy Corp.	1,196,494
13,157	Pinnacle West Capital Corp.	1,257,546
53,818	PPL Corp.	1,708,182
		14,105,251
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
3,737	AMETEK, Inc.	310,059

	ELECTRONICS - 3.9%
19,845	Agilent Technologies, Inc.	1,595,141
29,563	Jabil, Inc.	786,080
17,765	Keysight Technologies, Inc. *	1,549,108
22,542	National Instruments Corp.	999,963
5,676	nVent Electric PLC	153,138
1,466	PerkinElmer, Inc.	141,264
		5,224,694
	ENGINEERING COMPONENTS & EQUIPMENT - 0.8%
37,591	AECOM *	1,115,325

	ENTERTAINMENT - 0.7%
22,496	Cinemark Holdings, Inc.	899,615

	ENVIRONMENTAL CONTROL - 0.3%
4,774	Clean Harbors, Inc. *	341,484

	FOOD - 2.7%
12,742	Ingredion, Inc.	1,206,540
2,122	Kroger Co.	52,201
16,026	Lamb Weston Holdings, Inc.	1,200,988
30,583	US Food Holding Corp. *	1,067,653
		3,527,382

	FOOD SERVICE - 0.6%
26,557	Aramark	784,759

	FOREST PRODUCTS & PAPER - 0.6%
16,892	Domtar Corp.	838,688

	HEALTHCARE PRODUCTS - 2.1%
1,114	ABIOMED, Inc. *	318,147
207	Align Technology, Inc. *	58,856
1,223	Cooper Cos, Inc.	362,216
10,138	Hill-Rom Holdings, Inc.	1,073,209
3,037	West Pharmaceutical Services, Inc.	334,677
4,745	Zimmer Biomet Holdings, Inc.	605,937
		2,753,042
	HEALTHCARE - SERVICES - 2.3%
7,384	HCA Healthcare, Inc.	962,726
1,889	IQVIA Holdings, Inc. *	271,733
3,172	Molina Healthcare, Inc. *	450,297
9,943	Universal Health Services, Inc.	1,330,075
		3,014,831
	HOME BUILDERS - 0.8%
39,822	PulteGroup, Inc.	1,113,423

	HOME FURNISHINGS - 1.6%
13,820	Dolby Laboratories, Inc.	870,245
9,580	Whirlpool Corp.	1,273,086
		2,143,331
	INSURANCE - 8.1%
25,341	Arch Capital Group Ltd. *	819,021
21,652	Assured Guaranty Ltd.	961,998
29,355	Athene Holding Ltd. *	1,197,684
8,079	AXA Equitable Holdings, Inc.	162,711
11,920	Brighthouse Financial, Inc. *	432,577
23,162	First American Financial Corp.	1,192,843
22,655	Lincoln National Corp.	1,329,849
8,768	Reinsurance Group of America, Inc.	1,244,881
33,779	Unum Group	1,142,744
24,754	Voya Financial, Inc.	1,236,710
1,150	White Mountains Insurance Group Ltd.	1,064,301
		10,785,319
	INTERNET - 0.8%
3,063	FireEye, Inc.	51,428
4,149	Palo Alto Networks, Inc. *	1,007,709
		1,059,137
	LEISURE TIME - 0.1%
958	Carnival Corp.	48,590

	LODGING - 0.4%
1,564	Hilton Worldwide Holdings, Inc.	129,984
6,140	Las Vegas Sands Corp.	374,294
		504,278
	MACHINERY - DIVERSIFIED - 1.5%
12,733	AGCO Corp.	885,580
4,939	Cummins, Inc.	779,720
2,480	IDEX Corp.	376,315
		2,041,615
	MEDIA - 1.0%
91,619	News Corp.	1,139,740
7,186	Viacom, Inc.	201,711
		1,341,451

	MISCELLANEOUS MANUFACTURER - 2.3%
2,627	Crane Co.	222,297
1,823	Ingersoll-Rand PLC	196,793
8,293	Parker-Hannifin Corp.	1,423,245
23,112	Textron, Inc.	1,170,854
		3,013,189
	OIL & GAS - 5.5%
9,150	ConocoPhillips	610,671
31,789	Devon Energy Corp.	1,003,261
29,855	EQT Corp.	619,193
11,772	Helmerich & Payne, Inc.	654,052
13,043	Hess Corp.	785,580
12,063	HollyFrontier Corp.	594,344
78,194	Marathon Oil Corp.	1,306,622
7,401	Parsley Energy, Inc. *	142,839
10,425	Phillips 66	992,147
19,483	Range Resources Corp.	218,989
324	Valero Energy Corp.	27,485
28,729	WPX Energy, Inc. *	376,637
		7,331,820
	OIL & GAS SERVICES - 0.2%
1,375	Apergy Corp. *	56,458
1,079	Baker Hughes a GE Co.	29,910
8,627	National Oilwell Varco, Inc.	229,823
		316,191
	PACKAGING & CONTAINERS - 2.0%
20,412	Berry Global Group, Inc. *	1,099,594
27,298	Owens-Illinois, Inc.	518,116
23,602	Sealed Air Corp.	1,087,108
		2,704,818
	PHARMACEUTICALS - 2.0%
9,088	AbbVie, Inc.	732,402
3,842	Herbalife Nutrition Ltd. *	203,588
4,627	Jazz Pharmaceuticals PLC *	661,430
38,334	Mylan NV *	1,086,386
		2,683,806
	PIPELINES - 1.1%
36,438	TechnipFMC PLC *	857,022
18,897	Williams Cos, Inc.	542,722
		1,399,744
	REAL ESTATE SERVICES - 0.8%
6,816	Jones Lang LaSalle, Inc.	1,050,891

	REAL ESTATE INVESTMENT TRUSTS - 12.3%
6,532	Alexandria Real Estate Equities, Inc.	931,202
8,202	American Campus Communities, Inc.	390,251
51,682	American Homes 4 Rent	1,174,215
24,377	Apartment Investment & Management Co.	1,225,919
68,059	Brandywine Realty Trust	1,079,416
12,753	Camden Property Trust	1,294,430
45,910	Columbia Property Trust, Inc.	1,033,434
407	CoreSite Realty Corp.	43,557
29,489	Douglas Emmett, Inc.	1,191,945
43,282	Duke Realty Corp.	1,323,564
16,382	Highwoods Properties, Inc.	766,350
74,242	Host Hotels & Resorts, Inc.	1,403,174
35,695	Kimco Realty Corp.	660,358
12,997	Lamar Advertising Co.	1,030,142
44,656	Paramount Group, Inc.	633,669
10,065	Park Hotels & Resorts, Inc.	312,820
8,794	Rayonier, Inc.	277,187
1,519	Retail Value, Inc.	47,347
6,468	Spirit Realty Capital, Inc.	256,974
10,684	Sun Communities, Inc.	1,266,268
		16,342,222

	RETAIL - 2.6%
13,131	Best Buy Co., Inc.	933,089
175	Chipotle Mexican Grill, Inc. *	124,304
16,884	Dick’s Sporting Goods, Inc.	621,500
26,336	Michaels Cos, Inc. *	300,757
33,640	Yum China Holdings, Inc.	1,510,772
		3,490,422
	SEMICONDUCTORS - 0.9%
2,692	Lam Research Corp.	481,895
8,156	NXP Semiconductors NV	720,909
		1,202,804
	SOFTWARE - 2.2%
9,516	Citrix Systems, Inc.	948,365
10,657	Fidelity National Information Services, Inc.	1,205,307
7,931	Nuance Communications, Inc. *	134,272
1,477	ServiceNow, Inc. *	364,066
2,048	Tableau Software, Inc. *	260,669
		2,912,679
	TELECOMMUNICATIONS - 1.3%
41,409	CenturyLink, Inc.	496,494
26,597	Juniper Networks, Inc.	704,023
19,144	Telephone & Data Systems, Inc.	588,295
		1,788,812
	TRANSPORTATION - 0.1%
2,959	XPO Logistics, Inc. *	159,017

	TRUCKING & LEASING - 0.3%
7,413	AerCap Holdings NV *	345,001

	TOTAL COMMON STOCKS (Cost - $128,583,117)	131,743,943

	SHORT-TERM INVESTMENT - 0.7%
	MONEY MARKET FUND - 0.7%
934,609	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 2.30% (a)(Cost - $934,609)	934,609

	TOTAL INVESTMENTS - 99.7% (Cost - $129,517,726)	$132,678,552
	OTHER ASSETS LESS LIABILITIES - NET - 0.3%	365,613
	TOTAL NET ASSETS - 100.0%	$133,044,165

PLC - Public Limited Company

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Money market rate shown represents the rate at March 31, 2019.

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value. Investments in open-end investment companies are valued at net asset value, as discussed in more detail below.

Valuation of Investment Companies – The Portfolios may invest in one or more portfolios of open-end investment companies (the “Underlying Fund” or “Underlying Funds”). Each Underlying Fund is valued at its respective net asset values as reported by such investment company. Each Underlying Fund values securities in its portfolio for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by each Underlying Fund’s board(s) of trustees.

Exchange-Traded Funds – The Portfolios may invest in passive exchange-traded funds (“ETFs”). An ETF is a type of index fund that is bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the lack of liquidity in an ETF could result in it being more volatile than the underlying securities, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant underlying securities. Additionally, an ETF has fees and expenses that increase the cost of investing in the ETF versus the costs of owning the underlying securities directly.

Illiquid Securities – The Portfolios may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the valuation procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a Fair Value Committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Global Atlantic Investment Advisors, LLC (the “Adviser”) and/or Sub-Adviser. The Fair Value Committee may also include the Trust’s Chief Compliance Officer and may enlist third party consultants or advisers (such as an accounting firm or fair value pricing specialist) on an as-needed basis to assist in determining a security-specific fair value or valuation method. The Board reviews and approves the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Committee and Valuation Process – The Fair Value Committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are not readily available on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio’s calculation of its net asset value (“NAV”); and (v) mutual funds that do not provide timely NAV information. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser or Sub-Adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of restricted or illiquid securities using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the security’s embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for each Portfolio’s investments measured at fair value:

Global Atlantic BlackRock Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$82,329,974	$—	$—	$82,329,974
Short-Term Investment	121,644	—	—	121,644
Total	$82,451,618	$—	$—	$82,451,618

Global Atlantic BlackRock Disciplined Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$561,279,002	$—	$—	$561,279,002
Short-Term Investment	7,783,586	—	—	7,783,586
Futures Contract *	201,305	—	—	201,305
Total	$569,263,893	$—	$—	$569,263,893

Global Atlantic BlackRock Disciplined Growth Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$17,387,036	$—	$—	$17,387,036
Short-Term Investment	295,177	—	—	295,177
Futures Contract *	1,953	—	—	1,953
Total	$17,684,166	$—	$—	$17,684,166

Global Atlantic BlackRock Disciplined International Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$134,576,660	$—	$—	$134,576,660
Exchange Traded Funds	9,045,161	—	—	9,045,161
Short-Term Investment	730,260	—	—	730,260
Futures Contracts *	16,452	—	—	16,452
Total	$144,368,533	$—	$—	$144,368,533

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$190,613,437	$—	$—	$190,613,437
Short-Term Investment	2,611,988	—	—	2,611,988
Futures Contract*	53,878	—	—	53,878
Total	$193,279,303	$—	$—	$193,279,303

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$17,644,600	$—	$—	$17,644,600
Short-Term Investment	390,583	—	—	390,583
Futures Contract*	2,340	—	—	2,340
Total	$18,037,523	$—	$—	$18,037,523

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$23,893,722	$—	$—	$23,893,722
Short-Term Investment	349,224	—	—	349,224
Futures Contract *	9,360	—	—	9,360
Total	$24,252,306	$—	$—	$24,252,306

Global Atlantic BlackRock Disciplined Value Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$271,773,766	$—	$—	$271,773,766
Short-Term Investment	3,789,883	—	—	3,789,883
Futures Contract *	88,282	—	—	88,282
Total	$275,651,931	$—	$—	$275,651,931

Global Atlantic BlackRock High Yield Portfolio

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$72,063,946	$—	$—	$72,063,946
Short-Term Investment	455,417	—	—	455,417
Total	$72,519,363	$—	$—	$72,519,363

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts *	$32,694	$—	$—	$32,694
Total	$32,694	$—	$—	$32,694

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Assets	Level 1	Level 2	Level 3	Total
Agency Bond	$—	$959,827	$—	$959,827
Asset Backed Securities	—	7,452,244	—	7,452,244
Commercial Paper	—	1,036,690	—	1,036,690
Corporate Bonds & Notes	—	37,925,510	—	37,925,510
Municipal Bonds	—	1,240,444	—	1,240,444
Mortgage Backed Securities	—	26,659,944	—	26,659,944
Purchased Option	—	14,375	—	14,375
U.S. Treasury Securities	—	17,607,797	—	17,607,797
Short-Term Investments	15,161,836	—	—	15,161,836
Forward Foreign Currency Contracts*	—	25,965	—	25,965
Futures Contracts	—	104,116	—	104,116
Swap Contracts	—	47,254	—	47,254
Total	$15,161,836	$93,074,166	$—	$108,236,002

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$29,252,698	$—	$—	$29,252,698
Short-Term Investment	40,555	—	—	40,555
Total	$29,293,253	$—	$—	$29,293,253

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$88,683,010	$—	$—	$88,683,010
Short-Term Investment	621,767	—	—	621,767
Total	$89,304,777	$—	$—	$89,304,777

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$131,743,943	$—	$—	$131,743,943
Short-Term Investment	934,609	—	—	934,609
Total	$132,678,552	$—	$—	$132,678,552

*	Cumulative net appreciation/(depreciation) on futures contracts and forward foreign exchange contracts is reported in the above table.

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers between levels for any Portfolio. It is the Portfolios’ policy to record transfers between Level 1 and Level 2 securities at the end of the reporting period.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios maintain deposits with a financial institution which are generally an amount that is in excess of federally insured limits.

Foreign Currency Translation – The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Portfolio may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Statements of Operations.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk, foreign currency exchange rate risks, and to reduce return volatility. Futures are standardized, exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios’ volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers when applicable. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements – The Global Atlantic Goldman Sachs Core Fixed Income Portfolio is subject to equity price risk and/or interest rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. In a standard over-the-counter (“OTC”) swap, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” (i.e., the return or increase in value of a particular dollar amount invested in a “basket” of securities, representing a particular index or industry sectors) of predetermined investments or instruments.

Certain Portfolios may enter into credit default swaps (“CDS”). CDS are two-party contracts that transfer credit exposure between the parties. One party (the “buyer”) receives credit protection and the other party (the “seller”) takes on credit risk. The buyer typically makes predetermined periodic payments to the seller in exchange for the seller’s commitment to purchase the underlying reference obligation if a defined credit event occurs, such as a default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Portfolio would be liable for the notional amount of the swap.

The swaps in which a Portfolio may invest may be centrally-cleared or bi-laterally traded. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of a swap agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. A Portfolio segregates cash or liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Swap agreements involve, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Each Portfolio’s maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract’s remaining life, to be the extent that amount is positive.

Swaps may involve greater risks than direct investments in securities because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk, credit risk and pricing risk, each of which individually and collectively, may have a considerable impact on the performance of a Portfolio. CDS in particular may involve greater risks than investing in a referenced instrument directly. Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease counterparty risk and increase market liquidity, exchange-trading and clearing does not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the clearing broker or the clearinghouse.

The Portfolios use cash and certain securities as collateral to swap agreements as indicated on the Portfolio of Investments and Statements of Assets and Liabilities. Such collateral is held for the benefit of the counterparty in a segregated account to prevent non-payment by the Portfolios. If the counterparty defaults, a Portfolio may seek return of this collateral and incur certain costs exercising their rights to the collateral.

The notional value and unrealized appreciation/(depreciation) of the derivative instruments outstanding as of March 31, 2019, as disclosed in the Portfolios of Investments, serve as indicators of the volume of derivative activity for the Portfolios.

Short Sales – A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which a Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A Portfolio does not intend to enter into short sales (other than short sales “against the box”) if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Portfolio’s net assets. This percentage may be varied by action of the Board of Trustees. A short sale is “against the box” to the extent a Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

When-Issued and Delayed-Delivery Transactions – The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Real Estate Investment Trusts – Certain Portfolios may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs’ operations. Along with the risks common to different types of real estate-related securities, such as loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities, REITs involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. In addition, REITs are not diversified and are heavily dependent on cash flow.

Distributions from a Portfolio’s investments in REITs may be characterized as ordinary income, a net capital gain or a return of capital. The Portfolios record distributions that represent a net capital gain as a realized gain and distributions that represent a return of capital as a reduction of the cost of investment. REITs report information on the source of their distributions annually in the following calendar year. As a result, a Portfolio estimates the source of REIT distributions for accounting purposes and then makes adjustments when the actual source information is reported by the REIT. These estimates are based on the most recent REIT distribution information available.

Mortgage Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by a Portfolio of mortgage related securities that it holds with an agreement by the Portfolios to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Credit Risk – There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of a Portfolio or an underlying fund. Lower credit quality also will affect liquidity and make it difficult to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the market’s perception that an issuer is likely to default, tends to reduce the value and liquidity of fixed income securities, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause a Portfolio to directly or indirectly incur expenses in seeking recovery of principal or interest.

A Portfolio could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. A Portfolio may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Sub-Adviser or the rating agencies than such securities actually do.

Derivatives Risk – The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives may increase costs, reduce a Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Many types of derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of a Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose a Portfolio to losses and could make derivatives more difficult to value accurately. Derivatives typically give rise to a form of leverage and may expose a Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments require the clearing and exchange-trading of many standardized over-the-counter (“OTC”) derivative instruments deemed to be “swaps.” The Commodity Futures Trading Commission (“CFTC”) has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing. Uncleared swaps are subject to margin requirements that are being implemented on a phase-in basis. The regulation of the derivatives markets has increased over the past several years, and there can be no assurance that any new governmental regulation will not adversely affect a Portfolio’s ability to achieve its investment result.

Market Risk – The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down.

A Portfolio may experience a substantial or complete loss on any individual security. Since the global financial crisis that began in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in slower growth and an unusually high degree of volatility in the financial markets, both domestic and foreign. Additionally, the U.S. and foreign governmental market support activities implemented since the financial crisis are being reduced, and the Federal Reserve has started to raise interest rates. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental support could negatively affect the markets generally and increase market volatility. These and other changes in market conditions could reduce the value and liquidity of the securities in which a Portfolio invests. This environment could make identifying investment risks and opportunities especially difficult.

Policy and legislative changes in the U.S. and abroad affect many aspects of financial regulation and may, in some cases, contribute to decreased liquidity and increased volatility in the financial markets. Economies and financial markets around the world are becoming increasingly interconnected. As a result, whether or not a Portfolio has exposure to securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio’s investments may be negatively affected.

In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed-income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed-income markets.

Quantitative Investing Risk – Investments selected using quantitative analysis or “models” may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). In addition, investments selected using models may react differently to issuer, political, market, and economic developments from the market as a whole or securities selected using only fundamental analysis. There is no guarantee that the use of quantitative analysis will result in effective investment decisions for a Portfolio. Additionally, commonality of holdings across quantitative money managers may amplify losses.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semi-Annual or Annual Report.

Aggregate Tax Unrealized Appreciation and Depreciation – At March 31, 2019 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation/(depreciation) of securities, are as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Global Atlantic BlackRock Allocation Portfolio	$80,132,233	$3,191,168	$(871,783)	$2,319,385
Global Atlantic BlackRock Disciplined Core Portfolio	530,226,772	50,725,645	(11,688,524)	39,037,121
Global Atlantic BlackRock Disciplined Growth Portfolio	15,772,216	2,169,630	(257,680)	1,911,950
Global Atlantic BlackRock Disciplined International Core Portfolio	149,684,021	6,493,589	(11,809,077)	(5,315,488)
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	169,371,559	28,786,291	(4,932,425)	23,853,866
Global Atlantic BlackRock Disciplined Small Cap Portfolio	18,112,296	2,248,686	(2,325,799)	(77,113)
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	22,566,545	2,285,272	(608,871)	1,676,401
Global Atlantic BlackRock Disciplined Value Portfolio	264,114,570	20,486,185	(9,037,106)	11,449,079
Global Atlantic BlackRock High Yield Portfolio	72,985,658	990,235	(1,489,224)	(498,989)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	106,927,958	1,522,577	(214,533)	1,308,044
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	28,500,389	2,048,750	(1,255,886)	792,864
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	81,672,485	9,705,481	(2,073,189)	7,632,292
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	130,588,856	7,844,737	(5,755,041)	2,089,696